       As filed with the Securities and Exchange Commission on February 20, 2004
                                               Securities Act File No. 333-05173
                                        Investment Company Act File No. 811-7651

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 21                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 22                             [X]
                        (Check appropriate box or boxes)

                          ING VARIABLE PORTFOLIOS, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

         Theresa K. Kelety, Esq.                              With copies to:
          ING Investments, LLC                            Philip H. Newman, Esq.
     7337 E. Doubletree Ranch Road                         Goodwin Procter, LLP
         Scottsdale, AZ 85258                                Exchange Place
(Name and Address of Agent for Service)                     53 State Street
                                                            Boston, MA 02109

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)     [X] On April 30, 2004 pursuant to paragraph (a)(1)

[ ] On (date) pursuant to paragraph (b)                   [ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] 60 days after filing pursuant to paragraph (a)(1)     [ ] on (date), pursuant to paragraph (a)(2) of Rule
                                                          485.

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                          ING VARIABLE PORTFOLIOS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-    Cover Sheet

-    Contents of Registration Statement

-    Explanatory Note


-    Class I (Formerly, Class R) Prospectus


-    Class S Prospectus

-    Statement of Additional Information

-    Part C

-    Signature Page

                                EXPLANATORY NOTE


         This Post-Effective Amendment No. 21 to the Registration Statement (the "Amendment") on Form N-1A for ING Variable Portfolios, Inc. (the "Registrant") is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of incorporating certain material changes to the Class I (Formerly, Class R) and S Prospectus.

       PROSPECTUS

[COMPASS PHOTO]

       April 30, 2004



       Class I (Formerly, Class R)

                                                 ING VARIABLE PRODUCT FUNDS


                                                 GLOBAL AND INTERNATIONAL EQUITY
                                                 PORTFOLIOS


                                                 ING VP Global Science and
                                                 Technology Portfolio


                                                   (formerly ING VP Technology
                                                 Portfolio)

                                                 ING VP International Equity
                                                 Portfolio

                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS

                                                 ING VP Growth Portfolio


                                                 ING VP Small Company Portfolio


                                                 DOMESTIC EQUITY INDEX
                                                 PORTFOLIOS
                                                 ING VP Index Plus LargeCap
                                                 Portfolio
                                                 ING VP Index Plus MidCap
                                                 Portfolio
                                                 ING VP Index Plus SmallCap
                                                 Portfolio

                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP Value Opportunity
                                                 Portfolio

                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS

                                                 ING VP Balanced Portfolio

                                                 ING VP Growth and Income
                                                 Portfolio

                                                 FIXED INCOME PORTFOLIOS
                                                 ING VP Bond Portfolio
                                                 ING VP Money Market Portfolio

                                                 STRATEGIC ALLOCATION PORTFOLIOS
                                                 ING VP Strategic Allocation
                                                 Growth Portfolio
                                                 ING VP Strategic Allocation
                                                 Balanced Portfolio
                                                 ING VP Strategic Allocation
                                                 Income Portfolio

       This Prospectus contains important information about investing in the ING VP Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their objectives. As with all variable portfolios, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Portfolio's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO HAS
         PERFORMED



You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts, variable life insurance policies and pension plans to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST.
Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.


    INTRODUCTION TO THE ING VP PORTFOLIOS                     1
    PORTFOLIOS AT A GLANCE                                    2
    GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS
    ING VP Global Science and Technology Portfolio            4
    ING VP International Equity Portfolio                     6



    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth Portfolio                                   8
    ING VP Small Company Portfolio                           10



    DOMESTIC EQUITY INDEX PORTFOLIOS
    ING VP Index Plus LargeCap Portfolio                     12
    ING VP Index Plus MidCap Portfolio                       14
    ING VP Index Plus SmallCap Portfolio                     16



    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP Value Opportunity Portfolio                       18



    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Balanced Portfolio                                20
    ING VP Growth and Income Portfolio                       22



    FIXED INCOME PORTFOLIOS
    ING VP Bond Portfolio                                    24
    ING VP Money Market Portfolio                            26



    STRATEGIC ALLOCATION PORTFOLIOS                          28
    ING VP Strategic Allocation Growth Portfolio             32
    ING VP Strategic Allocation Balanced Portfolio           33
    ING VP Strategic Allocation Income Portfolio             34



    WHAT YOU PAY TO INVEST                                  36
    MANAGEMENT OF THE PORTFOLIOS                            38
    INFORMATION FOR INVESTORS                               41
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      42
    MORE INFORMATION ABOUT RISKS                            43
    FINANCIAL HIGHLIGHTS                                    47
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------


 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING VP Portfolios have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information
 (SAI) for a complete list of the risks and strategies.

                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.


GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS



  ING's Global and International Equity Portfolios seek long-term growth by investing primarily in foreign equities.



  They may suit you if you:



  - are investing for the long-term -- at least several years;


  - are looking for exposure to international markets; and


  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

  They may suit you if you:


  - are investing for the long-term -- at least several years; and



  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY INDEX PORTFOLIOS


  ING's Domestic Equity Index Portfolios seek to outperform the total return performance of predetermined indices.


  They may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY VALUE PORTFOLIO

  ING VP Value Opportunity Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are willing to accept risk in exchange for the potential for long-term capital appreciation.


DOMESTIC EQUITY AND INCOME PORTFOLIOS

  ING's Domestic Equity and Income Portfolios seek income and growth of capital.

  They may suit you if you:


  - want both regular income and the potential for capital appreciation; and

  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

FIXED INCOME PORTFOLIOS

  ING offers both a bond and money market portfolio.


  ING VP Bond Portfolio may suit you if you:



  - want greater income potential than a money market fund; and


  - are willing to accept more risk than a money market fund.


  ING VP Money Market Portfolio may suit you if you:


  - seek high current return, consistent with the preservation of capital and liquidity.

STRATEGIC ALLOCATION PORTFOLIOS

  ING's Strategic Allocation Portfolios are asset allocation Portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

  They may suit you if you:

  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.


                  PORTFOLIO                                              INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
GLOBAL AND        ING VP Global Science and Technology Portfolio         Long-term capital appreciation
INTERNATIONAL     Adviser: ING Investments, LLC
EQUITY            Sub-Adviser: BlackRock Advisors, Inc.

                  ING VP International Equity Portfolio                  Long-term capital growth
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Growth Portfolio                                Growth of capital
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP Small Company Portfolio                         Growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Index Plus LargeCap Portfolio                   Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index (S&P 500 Index)

                  ING VP Index Plus MidCap Portfolio                     Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index)

                  ING VP Index Plus SmallCap Portfolio                   Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index)


DOMESTIC          ING VP Value Opportunity Portfolio                     Growth of capital
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Balanced Portfolio, Inc.                        Maximize investment return
EQUITY AND        Adviser: ING Investments, LLC                          with reasonable safety of
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.        principal
PORTFOLIOS

                  ING VP Growth and Income Portfolio                     Maximize total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      ING VP Bond Portfolio                                  Maximize total return
PORTFOLIOS        Adviser: ING Investments, LLC                          consistent with reasonable
                  Sub-Adviser: Aeltus Investment Management, Inc.        risk

                  ING VP Money Market Portfolio                          High current return,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


STRATEGIC         ING VP Strategic Allocation Growth Portfolio           Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP Strategic Allocation Balanced Portfolio         Total return (i.e., income and
                  Adviser: ING Investments, LLC                          capital growth, both realized
                  Sub-Adviser: Aeltus Investment Management, Inc.        and unrealized)

                  ING VP Strategic Allocation Income Portfolio           Total return consistent with
                  Adviser: ING Investments, LLC                          preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of U.S. and foreign companies in        Price volatility and other risks that accompany an
the science and technology sectors.                       investment in equity securities and maintaining a
                                                          non-diversified portfolio.


Equity securities and equity equivalents                  Price volatility and other risks that accompany an
principally traded outside of the U.S.                    investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth- oriented equity securities.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities included in the Standard & Poor's       Price volatility and other risks that accompany an
500 Index.                                                investment in equity securities.


Equity securities included in the Standard & Poor's       Price volatility and other risks that accompany an
MidCap 400 Index.                                         investment in equity securities.


Equity securities included in the Standard & Poor's       Price volatility and other risks that accompany an
SmallCap 600 Index.                                       investment in equity securities and small-sized companies.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have above-average growth potential.                   investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate and other risks that accompany an
debt securities.                                          investment in U.S. dollar-denominated short-term debt
                                                          securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO          BlackRock Advisors, Inc.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]


Seeks long-term capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Portfolio will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries.



The Portfolio primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The Sub-Adviser will invest in U.S. and non-U.S. companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors, which may include revenue and earnings growth, estimate revisions, profitability and relative value, and the weight assigned to a factor will change depending on market conditions.



The Sub-Adviser will diversify the Portfolio by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the Portfolio's investment portfolio include:



- Application Software


- IT Consulting & Services


- Internet Software and Services


- Networking Equipment


- Telecom Equipment


- Computer Hardware


- Computer Storage & Peripherals


- Electronic Equipment and Instruments


- Semiconductor Equipment


- Semiconductors


- Aerospace & Defense


- Electrical Components & Equipment


- Biotechnology


- Pharmaceuticals


- Healthcare Equipment & Supplies


- Healthcare Distribution & Services


- Healthcare Facilities


- Industrial Gases


- Specialty Chemicals


- Advanced Materials


- Integrated Telecom Services


- Alternative Carriers


- Wireless Telecommunication Services



The Portfolio generally will sell a stock when there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.



The Portfolio may invest excess cash in short-term U.S. Government securities, and also may invest in corporate debt securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-/MID-SIZED COMPANIES -- the stocks of small- and mid-sized companies may be more susceptible to price swings than those of larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.



RISKS OF CONCENTRATION -- the Portfolio's investments are concentrated in the science and technology sectors. The Portfolio therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.



SCIENCE AND TECHNOLOGY -- the Portfolio's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Portfolio's performance to a greater extent than such other funds.



Rapid advances in science and technology might cause existing products to become obsolete, and the Portfolio's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are subject to more government regulations and approval processes than those in many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.



RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries and economic and political climates tend to be less stable. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single country. These investments would make the Portfolio more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.



MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.



U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.



CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



 4      ING VP Global Science and Technology Portfolio

                                  ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------

           [MONEY GRAPHIC]

HOW THE


PORTFOLIO


HAS PERFORMED


                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.



                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)



The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.



 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -22.96   -41.28



(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Effective January 2, 2004, BlackRock Advisors, Inc. serves as Sub-Adviser to the Portfolio. Prior to January 1, 2004, AIC Asset Management, LLC served as Sub-Adviser to the Portfolio.



(3) Effective February 17, 2004 the Portfolio changed its name from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio.



            Best and worst quarterly performance during this period:

      quarter     :        %
      quarter     :        %



          Portfolio's year-to-date total return as of March 31, 2004:


                                         %



                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Pacific Stock Exchange Technology Index (PSE Technology Index), and the Goldman Sachs Technology Industry Composite Index.



                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class I Return                                                  %                                              N/A
S&P 500 Index (reflects no deduction for fees or
expenses)(2)
PSE Technology Index (reflects no deduction for fees or
expenses)(3)
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees or expenses)(4)                           %                          (5)                 N/A



(1) Class I (formerly Class R) commenced operations on May 1, 2000.



(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets, which more closely tracks the types of securities in which the Portfolio invests than the Goldman Sachs Technology Industry Composite Index. In the future, it will be the only benchmark compared to the Portfolio.



(3) The Pacific Stock Exchange Technology Index (PSE Technology Index), is an unmanaged index published by the Pacific Exchange, is comprised of 100 listed and over-the-counter stocks from 15 different industries including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. This Index is included as an additional comparison for Portfolio performance.



(4) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.



(5) The Index return is for the period beginning May 1, 2000.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                          ING VP Global Science and Technology Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INTERNATIONAL EQUITY PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


At least 65% of the Portfolio's assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.


In managing the Portfolio, the Sub-Adviser looks to:

- Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. The Sub-Adviser analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.


The Portfolio may invest in derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



RISKS OF FOREIGN INVESTING -- risks of foreign investing include:


- Stocks of many foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING VP International Equity Portfolio

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     18.92    51.33   -20.33   -23.88   -26.68

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.



            Best and worst quarterly performance during this period:

           quarter     :        %
           quarter     :        %



          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index).


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
MSCI EAFE Index (reflects no deduction for fees or
expenses)(2)                                                    %                 (3)              (3)



(1) Class I (formerly Class R) commenced operations on December 22, 1997.


(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) The Index return is for the period beginning January 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Equity Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH PORTFOLIO                       Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser:

- Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.


The Portfolio may invest in high-yield securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



GROWTH INVESTING -- growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



RISKS OF FOREIGN INVESTING -- foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 8      ING VP Growth Portfolio

                                                         ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            33.01    37.68    34.97   -11.95   -27.06   -28.94

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.



            Best and worst quarterly performance during this period:

                  :        %
                  :        %



          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
Russell 1000 Growth Index (reflects no deduction for fees or
expenses)(2)                                                    %                                  (3)



(1) Class I (formerly Class R) commenced operations on December 13, 1996.



(2) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.


(3) The Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING VP Growth Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP SMALL COMPANY PORTFOLIO                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser defines small-capitalization companies as companies that are included in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index) or the Russell 2000 Index at the time of purchase, or if not included in the Index,
have market capitalizations of between $   million and $   billion. The market
capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000 Indices
change. At         , 2004, the smallest company in the S&P SmallCap 600 Index
had a market capitalization of $    million and the largest company had a market
capitalization of $    million. At         , 2004, the smallest company in the
Russell 2000 Index had a market capitalization of $   million and the largest
company had a market capitalization of $   billion.


In managing the Portfolio, the Sub-Adviser:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.


The Portfolio may invest in high-yield securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS



[SCALE GRAPHIC]

You could lose money
on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.


- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.


- Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



RISKS OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 10      ING VP Small Company Portfolio

                                                  ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            34.49    1.10     30.85    6.72     4.00    -23.23

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                        :     %


                                        :     %




          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.


                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
Russell 2000 Index (reflects no deduction for fees or
expenses)(2)                                                    %                                    (3)



(1) Class I (formerly Class R) commenced operations on December 27, 1996.


(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3) The Index return is for the period beginning January 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING VP Small Company Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS LARGECAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Portfolio between 400 and 450 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.


The Portfolio may invest in derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



MANAGER RISK -- the success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 12      ING VP Index Plus LargeCap Portfolio

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            33.89    31.60    24.30    -9.41   -13.62   -21.53

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:
                                quarter     : %
                                quarter     : %

          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
S&P 500 Index (reflects no deduction for fees or
expenses)(2)                                                    %                                  (3)



(1) Class I (formerly Class R) commenced operations on September 16, 1996.


(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The Index return is for the period beginning September 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS MIDCAP PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests at least 80% of its assets in stocks included in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The S&P MidCap 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines mid-capitalization companies as companies that are included in the S&P MidCap 400 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P MidCap 400 Index changes. At
        , 2004, the smallest company in the S&P MidCap 400 Index had a market
capitalization of $   million and the largest company had a market
capitalization of $ billion.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P MidCap 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P MidCap 400 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P MidCap 400 Index.



The Portfolio may invest in derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



MID-SIZED COMPANIES -- the stocks of medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and my be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.



MANAGER RISK -- the success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 14      ING VP Index Plus MidCap Portfolio

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     24.30    15.81    19.91    -1.32   -12.09

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-adviser.


            Best and worst quarterly performance during this period:

                                           :      %


                                            :      %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).



                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
S&P MidCap 400 Index (reflects no deduction for fees or
expenses)(2)                                                    %                                   (3)



(1) Class I (formerly Class R) commenced operations on December 16, 1997.


(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The Index return is for the period beginning December 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Index Plus MidCap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS SMALLCAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests at least 80% of its assets in stocks included in the S&P 600 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines small-capitalization companies as companies that are included in the S&P SmallCap 600 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as
the range of the companies in the S&P SmallCap 600 Index changes. At         ,
2004, the smallest company in the S&P SmallCap 600 Index had a market
capitalization of $    million and the largest company had a market
capitalization of $    million.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.


The Portfolio may invest in derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.


- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling of a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.


MANAGER RISK -- the success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 16      ING VP Index Plus SmallCap Portfolio

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     -1.35    10.79    9.82     2.41    -13.21



(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                                                         :     %


                                                                         :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index).



                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
S&P SmallCap 600 Index (reflects no deduction for fees or
expenses)(2)                                                    %                                 (3)



(1) Class I (formerly Class R) commenced operations on December 19, 1997.



(2) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market
    value of approximately $[    ] million.


(3) The Index return is for the period beginning December 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP VALUE OPPORTUNITY PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.



In managing the Portfolio, the Sub-Adviser may invest in companies of any size, although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion. Within this universe, the Sub-Adviser uses a disciplined value approach to select investments that the Sub-Adviser considers to be undervalued compared to the overall stock market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business fundamentals deteriorate, when price objectives are reached, or when better investment opportunities present themselves.



The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may invest the remaining 35% of its assets in other types of securities including foreign securities, and smaller companies. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities and derivative instruments.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



VALUE INVESTING -- stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.



SMALL-/MID-SIZED COMPANIES -- stocks of small-and mid-sized companies may be more susceptible to price swings than those of larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



RISKS OF FOREIGN INVESTING -- foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


 18      ING VP Value Opportunity Portfolio

                                              ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            39.36    22.39    19.58    10.19    -9.62   -25.96

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                                                       :       %


                                                                        :      %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
S&P 500 Index (reflects no deduction for fees or
  expenses)(2)                                                  %                                  (3)



(1) Class I (formerly Class R) commenced operations on December 13, 1996.


(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BALANCED PORTFOLIO                     Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio seeks total return consisting of capital appreciation and current income.


Under normal market conditions, the Portfolio allocates its assets between the following asset classes:

- Equities, such as common and preferred stocks;

- Debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- Money market instruments.

The Sub-Adviser typically maintains approximately 60% of the Portfolio's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Adviser's view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the equity component of the Portfolio, the Sub-Adviser typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.


In managing the debt component of the Portfolio, the Sub-Adviser looks to select investments with the opportunity to enhance the Portfolio's yield and total return, focusing on performance over the long term. The Portfolio may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation or Baa3 by Moody's Investors Services, Inc. or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio may also invest in foreign debt securities.



The Portfolio may invest in convertible securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



ALLOCATION RISK -- the success of the Portfolio's strategy depends on the Sub-Adviser's skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CHANGES IN INTEREST RATES -- fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.



RISKS OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 20      ING VP Balanced Portfolio

                                                       ING VP BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
-0.35     27.23    15.17    22.49    16.93    13.60    -0.56    -4.21   -10.31

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:
                                         :    %
                                         :    %

          Portfolio's year-to-date total return as of March 31, 2004:

                                         %

                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Lehman Brothers Aggregate Bond Index (LBAB Index).



                                                                    1 YEAR     5 YEARS    10 YEARS
Class I Return                                                  %
S&P 500 Index (reflects no deduction for fees or
  expenses)(1)                                                  %
LBAB Index (reflects no deduction for fees or expenses)(2)      %
Composite Index (reflects no deduction for fees or
  expenses)(3)                                                  %


(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(3) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH AND INCOME PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

In managing the Portfolio, the Sub-Adviser:

- Emphasizes stocks of larger companies.

- Looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.


The Portfolio may invest in mortgage-related, foreign and high yield securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. Stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.



MARKET TRENDS -- although the Sub-Adviser emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor.



FOREIGN INVESTING RISK -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 22      ING VP Growth and Income Portfolio

                                              ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
-0.96     32.25    24.46    29.89    14.49    17.42   -10.97   -18.40   -24.99

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                                                         :     %


                                                                         :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                    1 YEAR    5 YEARS   10 YEARS
Class I Return                                                  %
S&P 500 Index (reflects no deduction for fees or
expenses)(1)                                                    %


(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BOND PORTFOLIO                         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Portfolio may invest in zero coupon securities.



Although the Portfolio may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment grade. Investment grade securities are rated A3 or better by S&P or Baa or better by Moody's, or if unrated, considered by the Sub-Adviser to be of comparable quality.



The Portfolio may invest in securities of foreign governments and supranational organizations, including emerging markets debt securities; high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio's investment objective; and municipal bonds, notes and commercial paper. The Portfolio may also engage in dollar roll transactions and swap agreements and may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.


In managing the Portfolio, the Sub-Adviser:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance overall total return and yield, while managing volatility.


- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.



  The Portfolio may lend its portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


PRICE VOLATILITY -- debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.



CHANGES IN INTEREST RATES -- the value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.



CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Portfolio may be subject to more credit risk than other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.



PREPAYMENT RISK -- the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.



EXTENSION RISK -- slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.



RISKS OF HIGH YIELD BONDS -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities, and this may have an adverse effect on the market values of certain securities.



RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.



RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks, securities depositories or exchanges than those in the U.S.; and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise, and those with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than those with shorter maturities.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities are sensitive to changes in interest rates and changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated. The price of the mortgage-related security may fall.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 24      ING VP Bond Portfolio

                                                           ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
-3.83     18.24    3.60     8.30     8.14     -0.74    9.64     8.75     8.33

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                            :     %


                                            :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index).


                                                                    1 YEAR    5 YEARS   10 YEARS
Class I Return                                                  %
LBAB Index (reflects no deduction for fees or expenses)(1)      %


(1) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP MONEY MARKET PORTFOLIO                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, repurchase agreements, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.


The Portfolio may lend its portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

It is possible to lose money by investing in the Portfolio. There is no guaranty the Portfolio will achieve its investment objective. Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike many money market funds, the Portfolio is not managed to maintain a constant net asset value. Instead, the net asset value will change with the value of the investments in the Portfolio.


CHANGES IN INTEREST RATES -- money market funds, like the Portfolio, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Portfolio's investments may fall when interest rates rise.



CREDIT RISK -- money market funds, like the Portfolio, are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.



U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines due to changing interest rates.



RISK OF CONCENTRATION IN BANKING OBLIGATIONS -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).



RISK OF FOREIGN INVESTING -- Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.



REPURCHASE AGREEMENTS -- repurchase agreements involve the purchase by the Portfolio of a security that the seller has agreed to buy back. If the Seller defaults and the collateral value declines the Portfolio might incur a loss. If the Seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


 26      ING VP Money Market Portfolio

                                                   ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
4.09      6.05     5.37     5.47     5.46     5.08     6.38     3.94     1.66

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                        :     %


                                        :     %


        The Portfolio's year-to-date total return as of March 31, 2004:
                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides an indication of the risk of investing in the Portfolio by showing how the Portfolio's average annual total returns for different calendar periods compared to the returns of the iMoneyNet First Tier Retail Index and the Money Fund Report Averages(TM)/All Taxable Index.



                                                                  1 YEAR   5 YEARS   10 YEARS
Class I Return                                                  %
iMoneyNet First Tier Retail Index (reflects no deductions
for fees or expenses)(1)                                        %
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees or expenses)(2)                           %



(1) The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. This index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the iMoneyNet First Tier Retail Index is a better representation of the investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.



(2) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.


      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


ING VP STRATEGIC ALLOCATION PORTFOLIOS        Aeltus Investment Management, Inc.

--------------------------------------------------------------------------------


ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO



ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO



ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO



OBJECTIVES



ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.



ING VP Strategic Allocation Balanced Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).



ING VP Strategic Allocation Income Portfolio seeks to provide total return consistent with preservation of capital.



ALLOCATION OPTIONS



The ING VP Strategic Allocation Portfolios are asset allocation funds that have been designed for investors with different investment goals:



- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.


- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.


- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.



ALLOCATION STRATEGIES



Under normal market conditions, the Sub-Adviser allocates the assets of each Portfolio, in varying degrees, among several classes of equities, fixed-income securities and money market instruments. The percentage weights of each Portfolio's assets allocated to each such asset class are described in the chart below. The asset allocation limits apply at the time of purchase of a particular security.




     ASSET CLASS
                                                        ING VP                  ING VP                    ING VP
                                                        STRATEGIC               STRATEGIC                 STRATEGIC
                                                        ALLOCATION              ALLOCATION                ALLOCATION
                                                        GROWTH PORTFOLIO        BALANCED PORTFOLIO(1)     INCOME PORTFOLIO(2)
     EQUITIES
     DOMESTIC STOCKS
     Range                                              10-100%                 0-80%                     0-70%
     INTERNATIONAL STOCKS
     Range                                              0-20%                   0-10%                     0-10%
     FIXED INCOME
     Range                                              0-40%                   0-70%                     0-100%
     MONEY MARKET INSTRUMENTS
     Range                                              0-30%                   0-30%                     0-30%


---------------------

(1)ING VP Strategic Allocation Balanced Portfolio will invest no more than 60% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



(2)ING VP Strategic Allocation Income Portfolio will invest no more than 35% of its assets in any combination of the following asset sub-classes:
small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



 28      ING VP Strategic Allocation Portfolios

                                          ING VP STRATEGIC ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------


The Sub-Adviser uses a Composite Index as the benchmark index to which it compares the performance of each ING VP Strategic Allocation Portfolio. Each Composite Index is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index. Each asset class comparative index that is blended into the benchmark Composite Index is described on page of this Prospectus.




     COMPOSITE INDEX
                                                                   MORGAN STANLEY
                                                                   CAPITAL INTERNATIONAL                               91-DAY U.S.
                                                 RUSSELL 3000      EUROPE, AUSTRALIA AND     LEHMAN BROTHERS           TREASURY
                                                 INDEX             FAR EAST INDEX            AGGREGATE BOND INDEX      BILL RATE
     STRATEGIC ALLOCATION GROWTH COMPOSITE       70%               10%                       20%                       0%
     STRATEGIC ALLOCATION BALANCED COMPOSITE     55%               5%                        35%                       5%
     STRATEGIC ALLOCATION INCOME COMPOSITE       35%               0%                        55%                       10%



To remain consistent with each Portfolio's investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio-level range allocation for each asset class set out above. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio-level range allows the Sub-Adviser to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.



Each Portfolio's asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Portfolio's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements.



INVESTMENT STRATEGIES



Set out below are the strategies employed by the Sub-Adviser in selecting investments for the ING VP Strategic Allocation Portfolios' equity, fixed-income, and money market securities asset classes. The segment of a Portfolio's assets that may be invested in each asset class are subject to the allocation ranges set out in the chart above.



EQUITY SECURITIES -- DOMESTIC STOCKS



LARGE-CAPITALIZATION STOCKS -- Each Portfolio may invest a segment of its assets in stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies
traded in the U.S. and selected by Standard & Poor's Corporation. At       ,
2004, the market capitalization of the companies included on the S&P 500 Index was in excess of $ billion. In selecting large capitalization stocks for each Portfolio, the Sub-Adviser attempts to overweight those stocks in the S&P 500 Index that it believes will outperform the Index, and underweight (or avoid altogether) those stocks that it believes will underperform the Index.



SMALL-/MID-CAPITALIZATION STOCKS -- The Portfolios may invest a segment of their assets in stocks included in the Russell 2500 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2500 Index
changes. At       , 2004, the market capitalization of the smallest company in the Russell 2500 Index was $ million and the largest company had a market capitalization of $ billion.



To evaluate which large-, mid- and small-capitalization stocks in which to invest, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each portfolio company and its potential for strong, sustained earnings growth.



EQUITY SECURITIES -- INTERNATIONAL STOCKS



The Sub-Adviser may invest a segment of each Portfolio's assets in international stocks. These securities may include common stocks as well as securities convertible into common stocks.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING VP Strategic Allocation Portfolios       29

ING VP STRATEGIC ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------


FIXED INCOME SECURITIES



The Sub-Adviser will invest the segment of each Portfolio's assets allocated to fixed-income securities in a diversified portfolio of domestic and foreign fixed-income securities, including, but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated at least BBB by Standard & Poor's or Baa by Moody's or have an equivalent rating from another nationally recognized statistical rating organization, or, if unrated, are of comparable quality. Each Portfolio may also invest in international fixed-income securities and may invest up to 15% of the value of its total assets in high yield (high risk) debt securities rated below investment grade. The dollar-weighted average maturity of the fixed-income segment of the Portfolio's portfolio will generally range between three and ten years.



MONEY MARKET INSTRUMENTS; OTHER INVESTMENTS



MONEY MARKET INSTRUMENTS -- Each Portfolio may invest in high quality money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio's investment objective. Such instruments may include high quality fixed-income securities denominated in U.S. dollars, with short remaining maturities, repurchase agreements, U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.



OTHER INVESTMENTS -- Each Portfolio may, consistent with its investment objective and allocation strategy, invest in convertible securities, securities of foreign governments and supranational organizations, and municipal bonds, may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Portfolios may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates.



The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.



RISKS



You could lose money on an investment in the Portfolios. The Portfolios may be affected by the following risks, among others:



The success of each Portfolio's strategy depends significantly on the Sub-Adviser's skill in choosing investments and in allocating assets among the different investment classes.



In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Portfolio are those generally attributable to stock and bond investing.



STOCKS -- for stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.



SMALL-/MID-CAP RISK -- from time to time, the stock market may not favor the small- and mid-capitalization securities in which the Portfolios invest a segment of their assets. Stocks of smaller companies carry higher risks than stocks of larger companies. Smaller companies may lack the management experience, financial resources, and competitive strength of larger companies. Stocks of smaller companies may be subject to wider price fluctuations and tend to be more volatile than stocks of larger companies and can be particularly sensitive to changes in interest rates, borrowing costs and earnings.



FIXED-INCOME SECURITIES -- generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other fixed-income investments.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



FOREIGN SECURITIES -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended reduce risks associated with a Portfolio's investments in foreign securities may not perform as expected.



 30      ING VP Strategic Allocation Portfolios

                                          ING VP STRATEGIC ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------


RISKS OF HIGH YIELD FIXED-INCOME SECURITIES -- high yield fixed-income securities carry particular market risks and may experience greater volatility in market value than investment grade fixed-income securities. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these securities. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield fixed-income securities may be less liquid than the markets for higher quality securities, and this may have an adverse effect on their market value.



REPURCHASE AGREEMENTS -- repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Portfolio may incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolios could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and the Portfolio may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower. The Portfolio could incur losses in connection with the investment of such cash collateral.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING VP Strategic Allocation Portfolios       31

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   23.58    19.90    4.30     14.35    -0.67   -11.54   -13.76

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.

            Best and worst quarterly performance during this period:

                                                               quarter    :    %


                                                               quarter    :    %



          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite.


                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
Russell 3000 Index (reflects no deduction for fees or
expenses)(2)                                                    %                                    (3)
Strategic Allocation Growth Composite (reflects no deduction
for fees or expenses)(4)                                        %                                    (3)



(1) Class I (formerly Class R) commenced operations on July 5, 1995.


(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Index return is for the period beginning July 1, 1995.


(4) The Strategic Allocation Growth Composite is comprised of the asset class indices correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


 32      ING VP Strategic Allocation Growth Portfolio

                                  ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   18.81    17.57    5.91     10.22    0.41     -6.99    -9.54

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.

            Best and worst quarterly performance during this period:

                                                             quarter     :     %


                                                             quarter     :     %



          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite.


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
Russell 3000 Index (reflects no deduction for fees or
expenses)(2)                                                    %                                 (3)
Strategic Allocation Balanced Composite (reflects no
deduction for fees or expenses)(4)                              %                                 (3)



(1) Class I (formerly Class R) commenced operations on July 5, 1995.


(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Index return is for the period beginning July 1, 1995.

(4) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                         ING VP Strategic Allocation Balanced Portfolio       33

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   14.19    14.50    6.94     7.10     4.81     -2.37    -4.34

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.

            Best and worst quarterly performance during this period:

                                                              quarter     :    %


                                                              quarter     :    %



          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite.


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return                                                  %
LBAB Index (reflects no deduction for fees or expenses)(2)      %                                 (3)
Strategic Allocation Income Composite (reflects no deduction
for fees or expenses)(4)                                        %                                 (3)



(1) Class I (formerly Class R) commenced operations on July 5, 1995.


(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgaged-backed and corporate debt securities.

(3) The Index return is for the period beginning July 1, 1995.

(4) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

 34      ING VP Strategic Allocation Income Portfolio

                                                               BENCHMARK INDICES

--------------------------------------------------------------------------------


ASSET CLASS                                               ASSET CLASS COMPARATIVE INDICES
--------------------------------------------------------------------------------------------------------------------------
Domestic Stocks                                           The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
                                                          equity market.


International Stocks                                      The Morgan Stanley International-Europe, Australia, Far East
                                                          Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

U.S. Dollar Bonds                                         The Lehman Brothers Aggregate Bond Index is a widely
                                                          recognized, unmanaged index of publicly issued fixed rate
                                                          U.S. Government, investment grade, mortgage-backed and
                                                          corporate debt securities.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be relatively risk-free, and
                                                          equivalent to cash because their maturity is only three
                                                          months.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Benchmark Indices       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       The table that follows shows the estimated operating expenses paid each year by each Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2003. Actual expenses paid by the Portfolios may vary from year to year.



       You may participate in a Portfolio through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.


OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(AS A % OF AVERAGE NET ASSETS)


                                                                      TOTAL                               TOTAL
                                   DISTRIBUTION                     PORTFOLIO          WAIVERS             NET
                    MANAGEMENT       (12B-1)           OTHER        OPERATING     REIMBURSEMENTS(2)     PORTFOLIO
PORTFOLIO              FEE             FEES          EXPENSES       EXPENSES       AND RECOUPMENTS      EXPENSES
-----------------------------------------------------------------------------------------------------------------
 ING VP
  Global
  Science
  and
Technology    %        0.95            N/A
 ING VP
 International
  Equity      %        0.85            N/A
 ING VP
  Growth      %        0.60            N/A
 ING VP
  Small
  Company     %        0.75            N/A
 ING VP
  Index
  Plus
  LargeCap    %        0.35            N/A
 ING VP
  Index
  Plus
  MidCap      %        0.40            N/A
 ING VP
  Index
  Plus
  SmallCap    %        0.40            N/A
 ING VP
  Value
  Opportunity   %      0.60            N/A
 ING VP
  Balanced    %        0.50            N/A
 ING VP
  Growth
  and
  Income      %        0.50            N/A
 ING VP
  Bond        %        0.40            N/A
 ING VP
  Money
  Market      %        0.25            N/A
 ING VP
 Strategic
Allocation
  Growth      %        0.60            N/A
 ING VP
 Strategic
Allocation
  Balanced    %        0.60            N/A
 ING VP
 Strategic
Allocation
  Income      %        0.60            N/A


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.



(2) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except ING VP Balanced, ING VP Growth and Income, ING VP Bond and ING VP Money Market Portfolios) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the Adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments is shown under the heading "Waivers, Reimbursements and Recoupments". The expense limit for each Portfolio is shown as "Total Net Portfolio Expenses". For each applicable Portfolio, the expense limits will continue through at least December 31, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreements within 90 days of the then-current term. In addition, the expense limitation agreement may be terminated by each Company/Trust upon at least 90 days' prior written notice to ING Investments, or upon termination of an investment management agreement.


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

       EXAMPLES

[PENNY GRAPHIC]

       The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS I PORTFOLIO                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 ING VP Global Science and Technology                        $
 ING VP International Equity                                 $
 ING VP Growth                                               $
 ING VP Small Company                                        $
 ING VP Index Plus LargeCap                                  $
 ING VP Index Plus MidCap                                    $
 ING VP Index Plus SmallCap                                  $
 ING VP Value Opportunity                                    $
 ING VP Balanced                                             $
 ING VP Growth and Income                                    $
 ING VP Bond                                                 $
 ING VP Money Market                                         $
 ING VP Strategic Allocation Growth                          $
 ING VP Strategic Allocation Balanced                        $
 ING VP Strategic Allocation Income                          $
-----------------------------------------------------------------------------------------------------------------------------



(1) The examples reflect the contractual limits for the one-year period and the first year of the three-, five- and ten-year periods.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.



As of March 31, 2004, ING managed almost $   billion in assets.



ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.



The table below shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:



                                                      MANAGEMENT
PORTFOLIO                                                FEE
---------                                             ----------
ING VP Global Science and Technology                     0.95%
ING VP International Equity                              0.85
ING VP Growth                                            0.60
ING VP Small Company                                     0.75
ING VP Index Plus LargeCap                               0.35
ING VP Index Plus MidCap                                 0.40
ING VP Index Plus SmallCap                               0.40
ING VP Value Opportunity                                 0.60
ING VP Balanced                                          0.50
ING VP Growth and Income                                 0.50
ING VP Bond                                              0.40
ING VP Money Market                                      0.25
ING VP Strategic Allocation Growth                       0.60
ING VP Strategic Allocation Balanced                     0.60
ING VP Strategic Allocation Income                       0.60


SUB-ADVISERS


ING Investments has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio. The Sub-Adviser has, at least in part, been selected on the basis of successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Boards of Directors/Trustees of the Portfolios ("Board"). In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.


AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (ING Aeltus), a Connecticut corporation, serves as sub-adviser to each Portfolio (other than Global Science and Technology). ING Aeltus is responsible for managing the assets of the Portfolios in accordance with the Portfolios' investment objectives and policies, subject to oversight by ING Investments and the Board. Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus is an indirect, wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. ING Aeltus has acted as adviser or sub-adviser to variable portfolios since 1994 and has managed institutional accounts since 1972. As of
March 31, 2004, ING Aeltus managed $   billion in assets. Its principal office
is located at 10 State House Square, Hartford, Connecticut 06103-3607.



Prior to March 31, 2002, ING Aeltus served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.



ING VP SMALL COMPANY PORTFOLIO



The Portfolio is managed by a team of ING Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, ING Aeltus. Ms. Burroughs began managing Small Company in March 2002. Ms. Burroughs has been managing small-cap portfolios for ING Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other ING Aeltus advised funds since 1998. Prior to joining ING Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.



ING VP VALUE OPPORTUNITY PORTFOLIO



The Portfolio is managed by a team of ING Aeltus equity investment specialists led by William F. Coughlin, Portfolio Manager, joined ING Aeltus in April 2003. Prior to joining ING Aeltus, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.



ING VP INTERNATIONAL EQUITY PORTFOLIO



The Portfolio is managed by a team of ING Aeltus investment specialists.



ING VP GROWTH PORTFOLIO



The Portfolio is managed by a team of ING Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, ING Aeltus. Mr. Bragdon has been managing ING VP Growth Portfolio since July 1997 and previously co-managed the Portfolio. Mr. Bragdon has 31 years of experience in the investment business, including more than 21 years with ING Aeltus.


 38      Management of the Portfolios

ADVISER AND SUB-ADVISERS                            MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------


ING VP INDEX PLUS LARGECAP, ING VP INDEX PLUS MIDCAP, ING VP INDEX PLUS SMALLCAP PORTFOLIOS



The Portfolios are managed by Hugh T.M. Whelan and Douglas Cote.



Mr. Whelan, Portfolio Manager, ING Aeltus, has served as co-manager of ING VP Index Plus LargeCap Portfolio since May 2001 and as co-manager of ING VP Index Plus MidCap Portfolio and ING VP Index Plus SmallCap Portfolio since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously, served as a quantitative portfolio manager in ING Aeltus' fixed-income group, specializing in corporate securities.



Mr. Cote, Portfolio Manager, ING Aeltus, has served as co-manager of ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio and ING VP Index Plus SmallCap Portfolio since May 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING Aeltus' equity department.



ING VP BALANCED PORTFOLIO



The Portfolio is managed by Neil Kochen and James Kauffmann.



Mr. Kochen, Executive Vice President, Chief Investment Officer, ING Aeltus, has served as lead manager of ING VP Balanced Portfolio since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with ING Aeltus since 1995 and previously served as head of fixed-income quantitative research and head of investment strategy and policy.



James B. Kauffmann co-manages the ING VP Balanced Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.



ING VP GROWTH AND INCOME PORTFOLIO



The Portfolio is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, ING Aeltus. Mr. Townswick has been managing ING VP Growth and Income Portfolio since May 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other ING Aeltus advised funds since 1994.



ING VP BOND PORTFOLIO



James B. Kauffmann has primary responsibilities for managing the Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V. he spent 4 years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.



ING VP MONEY MARKET PORTFOLIO



The Portfolio is managed by a team of ING Aeltus fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the ING VP Money Market Portfolio. Ms. Thompson joined ING Groep N.V. in 1998 and has over 11 years of investment experience. Prior to joining ING Groep N.V. she spent 1 year working for Trusco Capital Management as a Fixed-Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent 5 years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group. Ms. Thompson holds the Chartered Financial Analyst designation.


STRATEGIC ALLOCATION PORTFOLIOS


ING VP STRATEGIC ALLOCATION GROWTH, ING VP STRATEGIC ALLOCATION BALANCED, AND ING VP STRATEGIC ALLOCATION INCOME PORTFOLIOS



ING VP Strategic Allocation Portfolios are managed by Mary Ann Fernandez. Ms. Fernandez joined ING Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by ING Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.



ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO



BLACKROCK ADVISORS, INC.



BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as sub-adviser to the Portfolio. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment firms in the U.S. Subject to the supervision of the Board and ING, BlackRock manages the Portfolio's investments in accordance with the Portfolio's investment objective, policies and limitations. BlackRock makes investment decisions for the Portfolio as to those assets and places orders to purchase and all securities and other investments for the Portfolio. As of
         , 2004, BlackRock and its affiliates managed $    billion in assets.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       39

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS

--------------------------------------------------------------------------------


The Portfolio is managed by Thomas P. Callan and Daniel M. Rea.



Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunities portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.



Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.


PERFORMANCE OF A SIMILAR FUND MANAGED BY BLACKROCK



The tables below are designed to show you how a similar fund managed by BlackRock ("BlackRock Fund"), performed over various periods in the past. BlackRock Fund has a similar investment objective, and similar policies, strategies and risks that are substantially similar to the investment objective, policies, strategies and risks of ING Global Science and Technology Fund.



The tables show the returns for BlackRock Fund's Class A shares compared to the S&P 500 Index for the one-year, three-year, and since inception periods ended December 31, 2003 and on an annual basis as of December 31 of each of the last three years. This information is designed to demonstrate the historical track record of BlackRock. IT DOES NOT INDICATE HOW ING GLOBAL SCIENCE AND TECHNOLOGY FUND HAS PERFORMED OR WILL PERFORM IN THE FUTURE. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2003)



                                  BLACKROCK FUND
                                     CLASS A       S&P 500 INDEX
                                  --------------   -------------
 One Year                             58.36%
 Three Years                         -14.26%
 Five Years                              N/A              N/A
 Ten Years                               N/A              N/A
 Since Inception (        )          -15.25%



                              ANNUAL TOTAL RETURNS


                        (AS OF DECEMBER 31 OF EACH YEAR)



                                  BLACKROCK FUND
                                     CLASS A       S&P 500 INDEX
                                  --------------   -------------
 2003                                 58.26%
 2002                                -35.11%
 2001                                -38.65%



The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



 40      Management of the Portfolios

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts and variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. of companies, and are available directly to pension plans. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.


ING Funds Distributor, LLC, the distributor for the Portfolios, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.


The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus, prospectus summary or disclosure statement for additional information about how this works.



The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to pension plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and pension plans, for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Boards intend to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and pension plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a pension plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.


The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.

HOW SHARES ARE PRICED


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of each Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The Portfolios are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.



In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


When a participating insurance company is buying shares, it will pay the NAV that is next calculated after the insurance company has received an order in proper form. When a participating insurance company is selling shares, it will normally receive, for its customer, the NAV that is next calculated after its order is received by the insurance company for its customer in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              Information for Investors       41

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES


Each Portfolio, except ING VP Growth and Income and ING VP Bond Portfolios, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. ING VP Growth and Income and ING VP Bond Portfolios declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except ING VP Growth and Income and ING VP Bond Portfolios, may also pay an additional capital gains distribution, unusually in June.


As a contract owner, policyholder or investor invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

HOW THE PORTFOLIOS PAY DISTRIBUTIONS


Each Portfolio intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.


In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.


If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, you should consult the variable contract prospectus or offering memorandum, prospectus summary or disclosure statement, along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.


 42      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS


The discussions below identify the Portfolios that engage in the described strategy as a principal strategy. For these Portfolios, the risk associated with the strategy is a principal risk. Other Portfolios may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.



INVESTMENTS IN FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT ING VP MONEY MARKET PORTFOLIO). Owning foreign securities is subject to risks resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.



Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.



The risks in investing in foreign securities may be greater for emerging markets investments. See the discussion of emerging market investments under "Other Risks" below.



INABILITY TO SELL SECURITIES (ALL PORTFOLIOS EXCEPT ING VP MONEY MARKET PORTFOLIO). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.



HIGH YIELD SECURITIES (ALL PORTFOLIOS EXCEPT ING VP INTERNATIONAL, ING VP GLOBAL SCIENCE AND TECHNOLOGY, ING VP MONEY MARKET, ING VP INDEX PLUS LARGECAP, ING VP INDEX PLUS MIDCAP AND ING VP INDEX PLUS SMALLCAP PORTFOLIOS). High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.



CORPORATE DEBT SECURITIES (ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO, FIXED INCOME PORTFOLIOS AND STRATEGIC ALLOCATION PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities




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with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


CONVERTIBLE SECURITIES (ALL PORTFOLIOS EXCEPT ING VP GLOBAL SCIENCE AND TECHNOLOGY, ING VP INDEX PLUS LARGECAP, ING VP INDEX PLUS MIDCAP AND ING VP INDEX PLUS SMALLCAP PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.



MORTGAGE-RELATED SECURITIES (ING VP BALANCED, ING VP GROWTH AND INCOME, ING VP BOND, ING VP MONEY MARKET, ING VP STRATEGIC ALLOCATION GROWTH, ING VP STRATEGIC ALLOCATION BALANCED AND ING VP STRATEGIC ALLOCATION INCOME PORTFOLIOS). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



DERIVATIVES (ALL PORTFOLIOS EXCEPT ING VP MONEY MARKET PORTFOLIO). Each Portfolio (other than Money Market) may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.



The derivative instruments in which a Portfolio may invest include futures and options and swaps.



FUTURES CONTRACTS AND OPTIONS (ALL PORTFOLIOS EXCEPT ING VP MONEY MARKET PORTFOLIO). The Portfolios may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Portfolios also may use these instruments for speculation (investing for potential income or capital gain).



- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.



- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.



The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Portfolio as a whole, it adds to the Portfolio's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.



SWAPS (ING VP BOND, ING VP STRATEGIC ALLOCATION GROWTH, ING VP STRATEGIC ALLOCATION BALANCED, ING VP STRATEGIC ALLOCATION INCOME AND ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIOS). The Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on




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different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.



Swap agreements can take many different forms and are known by a variety of names. Those Portfolios eligible to enter into swaps are not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with that Portfolio's investment object and policies.



The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser incorrectly forecasts such change, a Portfolio's performance would be less than if the Portfolio had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.



If the counterparty to a swap defaults, a Portfolio's loss will consist of the net amount of contractual payments that a Portfolio has not yet received. The Adviser will monitor the creditworthiness of counterparties to a Portfolio's swap transactions on an ongoing basis.



CONCENTRATION (ING GLOBAL VP SCIENCE AND TECHNOLOGY PORTFOLIO). The Portfolio concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.



PORTFOLIO TURNOVER (ALL PORTFOLIOS). Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL PORTFOLIOS EXCEPT ING VP BOND AND ING VP MONEY MARKET PORTFOLIOS). Each Portfolio may invest in equity securities of small- and mid-capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



REPURCHASE AGREEMENTS (ALL PORTFOLIOS). Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.



LENDING PORTFOLIO SECURITIES (ALL PORTFOLIOS). In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



EMERGING MARKETS INVESTMENTS (ING VP GLOBAL SCIENCE AND TECHNOLOGY AND ING VP BOND PORTFOLIOS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.



U.S. GOVERNMENT SECURITIES (ALL PORTFOLIOS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as an obligation issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.



OTHER RISKS



MANAGEMENT RISK (ALL PORTFOLIOS). Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.



TEMPORARY DEFENSIVE STRATEGIES (ALL PORTFOLIOS EXCEPT ING VP INDEX PLUS LARGECAP, ING VP INDEX PLUS MIDCAP AND ING VP INDEX PLUS SMALLCAP
PORTFOLIOS). When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

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conditions, each Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.


BORROWING. A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.


OTHER INVESTMENT COMPANIES. Each Portfolio may invest in other investment companies to the extent permitted by the Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. Investment in other investment companies may include investments in exchange traded funds, or "ETFs," which are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. Sometimes, the prices of ETFs may vary significantly from the net asset values of the ETF's underlying securities. If a Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio may receive the underlying securities which it must then sell in order to obtain cash.



SHORT SALES. A "short sale" is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.



A Portfolio (other than VP Global Science and Technology Portfolio) will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio, as described in the Prospectuses and SAI.


PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


INTERESTS IN LOANS (ALL PORTFOLIOS). Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.



RESTRICTED AND ILLIQUID SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



INITIAL PUBLIC OFFERINGS (IPOS). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.



RULE 144A SECURITIES. Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.




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                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Portfolio's Class I shares' financial performance for the past five years or, if shorter, the period of the Class I shares' operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product; total returns would be lower if they did. A report of each Portfolio's independent auditors along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is incorporated by reference into the SAI and is available upon request.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       47

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                                      MAY 1, 2000(1)
                                                                        YEAR ENDED DECEMBER 31,             TO
                                                                     -----------------------------     DECEMBER 31,
                                                                      2003       2002       2001           2000
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $                   4.53       5.88         10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                           $                  -0.03      -0.02         -0.02
 Net realized and unrealized loss on investments               $                  -1.84      -1.33         -4.10
 Total from investment operations                              $                  -1.87      -1.35         -4.12
 Net asset value, end of period                                $                   2.66       4.53          5.88
 TOTAL RETURN(2)                                               %                 -41.28     -22.96        -41.20
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                 45,559     62,878        44,621
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %                   1.11       1.11          1.15
 Gross expenses prior to expense reimbursement(3)              $                   1.12       1.11          1.20
 Net investment loss after expense reimbursement(3)(4)         %                  -0.89      -0.49         -0.61
 Portfolio turnover rate                                       %                     61        129           150


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


 48      ING VP Global Science and Technology Portfolio

FINANCIAL HIGHLIGHTS                       ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------


For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------------------
                                                                      2003      2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                 7.90     10.40     15.92     11.59
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $                 0.03      0.02     -0.02     -0.01
 Net realized and unrealized gain (loss) on investments        $                -2.13     -2.51     -3.17      5.78
 Total from investment operations                              $                -2.10     -2.49     -3.19      5.77
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                 0.02      0.01      0.01      0.15
 Net realized gains on investments                             $                   --        --      2.32      1.29
 Total distributions                                           $                 0.02     -0.01      2.33      1.44
 Net asset value, end of year                                  $                 5.78      7.90     10.40     15.92
 TOTAL RETURN(1)                                               %               -26.68    -23.88    -20.33     51.33
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $               28,917    48,652    52,210    43,548
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %                 1.15      1.15      1.15      1.15
 Gross expenses prior to expense reimbursement                 %                 1.46      1.26      1.34      1.62
 Net investment income (loss) after expense reimbursement(2)   %                 0.40      0.23     -0.18      0.13
 Portfolio turnover rate                                       %                  266       229       212       169


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP International Equity Portfolio       49

ING VP GROWTH PORTFOLIO                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                   9.64      14.99      17.32      13.53
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $                  -0.01      -0.01       0.01       0.03
 Net realized and unrealized gain (loss) on investments        $                  -2.78      -3.87      -2.02       4.62
 Total from investment operations                              $                  -2.79      -3.88      -2.01       4.65
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                     --       0.01       0.01       0.02
 Net realized gains on investments                             $                     --       1.46       0.31       0.84
 Total distributions                                           $                     --       1.47       0.32       0.86
 Net asset value, end of year                                  $                   6.85       9.64      14.99      17.32
 TOTAL RETURN(1)                                               %                 -28.94     -27.06     -11.95      34.97
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $                181,029    305,624    460,578    369,845
 Ratios to average net assets:
 Expenses                                                      %                   0.72       0.70       0.70       0.71
 Net investment income (loss)                                  %                  -0.06      -0.08       0.06       0.20
 Portfolio turnover rate                                       %                    241        216        179        138


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

 50      ING VP Growth Portfolio

FINANCIAL HIGHLIGHTS                              ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                  16.68      16.65      16.52      12.79
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                   0.05       0.06       0.11       0.08
 Net realized and unrealized gain (loss) on investments        $                  -3.91       0.58       1.09       3.84
 Total from investment operations                              $                  -3.86       0.64       1.20       3.92
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                   0.07       0.10       0.02       0.06
 Net realized gains on investments                             $                     --       0.51       1.05       0.13
 Total distributions                                           $                   0.07       0.61       1.07       0.19
 Net asset value, end of year                                  $                  12.75      16.68      16.65      16.52
 TOTAL RETURN(1)                                               %                 -23.23       4.00       6.72      30.85
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $                288,890    341,332    273,617    149,416
 Ratios to average net assets:
 Expenses                                                      %                   0.87       0.86       0.87       0.88
 Net investment income                                         %                   0.39       0.50       0.80       0.64
 Portfolio turnover rate                                       %                    371        240        330        256


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP Small Company Portfolio       51

ING VP INDEX PLUS LARGECAP PORTFOLIO                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                              2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                          13.86          16.73          20.87          17.59
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                              $                           0.14           0.15           0.13           0.12
 Net realized and unrealized gain (loss) on
 investments                                        $                          -3.12          -2.40          -1.99           4.09
 Total from investment operations                   $                          -2.98          -2.25          -1.86           4.21
LESS DISTRIBUTIONS FROM:
 Net investment income                              $                           0.03           0.13           0.14           0.10
 Net realized gain on investments                   $                             --           0.49           2.14           0.83
 Total distributions                                $                           0.03           0.62           2.28           0.93
 Net asset value, end of period                     $                          10.85          13.86          16.73          20.87
 TOTAL RETURN(1)                                    %                         -21.53         -13.62          -9.41          24.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $                        943,520      1,165,893      1,248,768      1,162,472
 Ratios to average net assets:
 Expenses                                           %                           0.45           0.45           0.44           0.45
 Net investment income                              %                           1.18           1.05           0.73           0.78
 Portfolio turnover rate                            %                            139            125            111             88
---------------------------------------------------------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

 52      ING VP Index Plus LargeCap Portfolio

FINANCIAL HIGHLIGHTS                          ING VP INDEX PLUS MIDCAP PORTFOLIO
--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statement, which have been audited by KPMG LLP, independent auditors.


                                                                                         YEAR ENDED DECEMBER 31,
                                                                         --------------------------------------------------------
                                                                          2003         2002         2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $                      13.54       14.67       12.40       12.20
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                    $                       0.04        0.07        0.04        0.06
 Net realized and unrealized gain (loss) on investments          $                      -1.67       -0.26        2.43        1.76
 Total from investment operations                                $                      -1.63       -0.19        2.47        1.82
LESS DISTRIBUTIONS FROM:
 Net investment income                                           $                       0.05        0.03          --        0.06
 Net realized gain on investments                                $                         --        0.91        0.20        1.56
 Total distributions                                             $                       0.05        0.94        0.20        1.62
 Net asset value, end of period                                  $                      11.86       13.54       14.67       12.40
 TOTAL RETURN(1)                                                 %                     -12.09       -1.32       19.91       15.81
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $                    251,674      161,663     94,727      19,244
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                     %                       0.53        0.55        0.58        0.60
 Gross expenses prior to expense reimbursement(2)                %                       0.53        0.55        0.62        0.80
 Net investment income after expense reimbursement(2)            %                       0.61        0.77        0.66        0.68
 Portfolio turnover rate                                         %                        139         189         154         143
---------------------------------------------------------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Index Plus MidCap Portfolio       53

ING VP INDEX PLUS SMALLCAP PORTFOLIO                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------------------
                                                                      2003      2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                11.60     11.97     10.90      9.86
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                 0.01      0.02      0.02      0.02
 Net realized and unrealized gain (loss) on investments        $                -1.53      0.25      1.05      1.04
 Total from investment operations                              $                -1.52      0.27      1.07      1.06
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                 0.01      0.02        --      0.02
 Net realized gains on investments                             $                 0.12      0.62        --        --
 Total distributions                                           $                 0.13      0.64        --      0.02
 Net asset value, end of period                                $                 9.95     11.60     11.97     10.90
 TOTAL RETURN(1)                                               %               -13.21      2.41      9.82     10.79
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $               86,494    46,547    20,484    12,484
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %                 0.58      0.60      0.60      0.60
 Gross expenses prior to expense reimbursement(2)              %                 0.63      0.71      0.86      0.90
 Net investment income after expense reimbursement(2)          %                 0.30      0.35      0.28      0.28
 Portfolio turnover rate                                       %                  134       134       142       107


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

 54      ING VP Index Plus SmallCap Portfolio

FINANCIAL HIGHLIGHTS                          ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                 YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------
                                                                      2003      2002      2001       2000      1999
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                13.25      15.34     16.42     14.41
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                 0.04       0.03      0.07      0.10
 Net realized and unrealized gain (loss) on investments        $                -3.47      -1.43      1.49      2.71
 Total from investment operations                              $                -3.43      -1.40      1.56      2.81
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                 0.05       0.05      0.03      0.08
 Net realized gains on investments                             $                   --       0.64      2.61      0.72
 Total distributions                                           $                 0.05       0.69      2.64      0.80
 Net asset value, end of year                                  $                 9.77      13.25     15.34     16.42
 TOTAL RETURN(1)                                               %               -25.96      -9.62     10.19     19.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $               211,470   219,287    116,029   85,030
 Ratios to average net assets:
 Expenses                                                      %                 0.72       0.71      0.75      0.73
 Net investment income                                         %                 0.51       0.54      0.58      0.69
 Portfolio turnover rate                                       %                  304        185       171       125


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       55

ING VP BALANCED PORTFOLIO                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                              YEAR ENDED DECEMBER 31,
                                                                     ------------------------------------------
                                                                     2003      2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $               12.09    13.40    15.57    15.73
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                0.25     0.31     0.43     0.44
 Net realized and unrealized gain (loss) on investments        $               -1.49    -0.87    -0.49     1.56
 Total from investment operations                              $               -1.24    -0.56    -0.06     2.00
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                0.12     0.28     0.46     0.40
 Net realized gains on investments                             $                  --     0.47     1.65     1.76
 Total distributions                                           $                0.12     0.75     2.11     2.16
 Net asset value, end of year                                  $               10.73    12.09    13.40    15.57
 TOTAL RETURN(1)                                               %              -10.31    -4.21    -0.56    13.60
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $               1,223    1,591    1,777    1,988
 Ratios to average net assets:
 Expenses                                                      %                0.60     0.59     0.59     0.59
 Net investment income                                         %                2.00     2.46     2.72     2.81
 Portfolio turnover rate                                       %                 345      167      182      136


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

 56      ING VP Balanced Portfolio

FINANCIAL HIGHLIGHTS                          ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------------------
                                                                      2003      2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                19.54     24.12     30.69     31.87
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $                 0.16      0.14      0.17      0.31
 Net realized and unrealized gain (loss) on investments        $                -5.04     -4.58     -3.46      4.86
 Total from investment operations                              $                -4.88     -4.44     -3.29      5.17
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                 0.16      0.14      0.16      0.34
 Net realized gains on investments                             $                   --        --      3.12      6.01
 Total distributions                                           $                 0.16      0.14      3.28      6.35
 Net asset value, end of year                                  $                14.50     19.54     24.12     30.69
 TOTAL RETURN(1)                                               %               -24.99    -18.40    -10.97     17.42
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $                3,525     5,639     7,797    10,029
 Ratios to average net assets:
 Expenses                                                      %                 0.59      0.59      0.58      0.58
 Net investment income                                         %                 0.83      0.62      0.55      0.89
 Portfolio turnover rate                                       %                  246       185       149       133


--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       57

ING VP BOND PORTFOLIO                                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------------
                                                                  2003           2002           2001          2000         1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                     $                          12.95          12.61        12.17        13.06
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $                           0.45           0.59         0.79         0.76
 Net realized and unrealized gain (loss) on             $
 investments                                                                        0.63           0.51         0.37        -0.86
 Total from investment operations                       $                           1.08           1.10         1.16        -0.10
LESS DISTRIBUTIONS FROM:
 Net investment income                                  $                           0.43           0.65         0.72         0.75
 Net realized gains on investments                      $                           0.07           0.11           --         0.04
 Total distributions                                    $                           0.50           0.76         0.72         0.79
 Net asset value, end of year                           $                          13.53          12.95        12.61        12.17
 TOTAL RETURN(1)                                        %                           8.33           8.75         9.64        -0.74
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                        $                      1,205,958      1,023,563      711,211      717,472
 Ratios to average net assets:
 Expenses                                               %                           0.49           0.50         0.50         0.49
 Net investment income                                  %                           3.50           5.06         6.29         5.77
 Portfolio turnover rate                                %                            565            219          334          201
---------------------------------------------------------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

 58      ING VP Bond Portfolio

FINANCIAL HIGHLIGHTS                               ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                              2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                 $                          13.33          13.61          13.42          13.39
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                              $                           0.21           0.50           0.83           0.59
 Net realized and unrealized gain (loss) on
 investments                                        $                             --           0.01          -0.02           0.06
 Total from investment operations                   $                           0.21           0.51           0.81           0.65
LESS DISTRIBUTIONS FROM:
 Net investment income                              $                           0.51           0.79           0.62           0.62
 Total distributions                                $                           0.51           0.79           0.62           0.62
 Net asset value, end of year                       $                          13.03          13.33          13.61          13.42
 TOTAL RETURN(1)                                    %                           1.66           3.94           6.38           5.08
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                    $                      1,551,666      1,518,737      1,195,930      1,157,818
 Ratios to average net assets:
 Expenses                                           %                           0.34           0.34           0.34           0.34
 Net investment income                              %                           1.63           4.07           6.20           5.04
---------------------------------------------------------------------------------------------------------------------------------


(1) Additional dividends have been reinvested and does not reflect the effect of contract insurance charges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       59

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                  12.75      14.65      14.92      14.02
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                   0.13       0.20       0.23       0.39
 Net realized and unrealized gain (loss) on investments        $                  -1.87      -1.88      -0.32       1.56
 Total from investment operations                              $                  -1.74      -1.68      -0.09       1.95
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                   0.20       0.22       0.06       0.33
 Net realized gains on investments                             $                     --         --       0.12       0.72
 Total distributions                                           $                   0.20       0.22       0.18       1.05
 Net asset value, end of year                                  $                  10.81      12.75      14.65      14.92
 TOTAL RETURN(1)                                               %                 -13.76     -11.54      -0.67      14.35
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $                165,733    197,038    216,319    214,412
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %                   0.75       0.74       0.75       0.74
 Gross expenses prior to expense reimbursement                 %                   0.77       0.74       0.75       0.74
 Net investment income (loss) after expense reimbursement(2)   %                   1.14       1.58       1.59       2.31
 Portfolio turnover rate                                       %                    271        247        215        135


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

 60      ING VP Strategic Allocation Growth Portfolio

FINANCIAL HIGHLIGHTS              ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which has been audited by KPMG LLP, independent auditors.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                  12.31      13.58      13.77      13.32
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                   0.20       0.29       0.35       0.45
 Net realized and unrealized gain (loss) on investments        $                  -1.36      -1.23      -0.29       0.87
 Total from investment operations                              $                  -1.16      -0.94       0.06       1.32
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                   0.29       0.33       0.09       0.36
 Net realized gains on investments                             $                     --         --       0.16       0.51
 Total distributions                                           $                   0.29       0.33       0.25       0.87
 Net asset value, end of year                                  $                  10.86      12.31      13.58      13.77
 TOTAL RETURN(1)                                               %                  -9.54      -6.99       0.41      10.22
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $                158,169    181,296    189,109    197,702
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %                   0.70       0.70       0.70       0.74
 Gross expenses prior to expense reimbursement(2)              %                   0.77       0.74       0.75       0.74
 Net investment income (loss) after expense reimbursement(2)   %                   1.71       2.39       2.53       3.05
 Portfolio turnover rate                                       %                    267        195        213        142


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                         ING VP Strategic Allocation Balanced Portfolio       61

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which has been audited by KPMG LLP, independent auditors.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                  11.99      12.84      12.49      12.37
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                   0.27       0.38       0.49       0.52
 Net realized and unrealized gain (loss) on investments        $                  -0.78      -0.68       0.11       0.34
 Total from investment operations                              $                  -0.51      -0.30       0.60       0.86
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                   0.39       0.46       0.11       0.41
 Net realized gain on investments                              $                     --       0.09       0.14       0.33
 Total distributions                                           $                   0.39       0.55       0.25       0.74
 Net asset value, end of year                                  $                  11.09      11.99      12.84      12.49
 TOTAL RETURN(1)                                               %                  -4.34      -2.37       4.81       7.10
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $                120,615    129,998    128,379    131,207
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %                   0.65       0.65       0.65       0.75
 Gross expenses prior to expense reimbursement(2)              %                   0.77       0.76       0.76       0.75
 Net investment income after expense reimbursement(2)          %                   2.36       3.30       3.81       3.75
 Portfolio turnover rate                                       %                    248        155        180        140


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

 62      ING VP Strategic Allocation Income Portfolio

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP PORTFOLIOS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING VP Portfolio's SEC file number. The file numbers are as follows:

ING Variable Portfolios, Inc.        811-7651
  ING VP International Equity
    Portfolio
  ING VP Growth Portfolio
  ING VP Small Company Portfolio
  ING VP Technology Portfolio
  ING VP Index Plus LargeCap
    Portfolio
  ING VP Index Plus MidCap
    Portfolio
  ING VP Index Plus SmallCap
    Portfolio
  ING VP Value Opportunity
    Portfolio
ING VP Balanced Portfolio, Inc.      811-5773
ING Variable Funds                   811-2514
  ING VP Growth and Income
    Portfolio
ING VP Bond Portfolio                811-2361
ING VP Money Market Portfolio        811-2565
ING Strategic Allocation
  Portfolios, Inc.                   811-8934
  ING VP Strategic Allocation
    Growth Portfolio
  ING VP Strategic Allocation
    Balanced Portfolio
  ING VP Strategic Allocation
    Income Portfolio


[ING FUNDS LOGO]                                                         VPRPROS

       PROSPECTUS

[COMPASS PHOTO]

       April 30, 2004


       Class S
                                                 ING VARIABLE PRODUCT FUNDS

                                                 GLOBAL AND INTERNATIONAL EQUITY
                                                 PORTFOLIOS


                                                 ING VP Global Science and
                                                 Technology Portfolio


                                                   (formerly ING VP Technology
                                                 Portfolio)

                                                 ING VP International Equity
                                                 Portfolio
                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS

                                                 ING VP Growth Portfolio


                                                 ING VP Small Company Portfolio



                                                 DOMESTIC EQUITY INDEX
                                                 PORTFOLIOS

                                                 ING VP Index Plus LargeCap
                                                 Portfolio
                                                 ING VP Index Plus MidCap
                                                 Portfolio
                                                 ING VP Index Plus SmallCap
                                                 Portfolio
                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP Value Opportunity
                                                 Portfolio
                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS

                                                 ING VP Balanced Portfolio

                                                 ING VP Growth and Income
                                                 Portfolio
                                                 FIXED INCOME PORTFOLIOS
                                                 ING VP Bond Portfolio
                                                 ING VP Money Market Portfolio

                                                 STRATEGIC ALLOCATION PORTFOLIOS
                                                 ING VP Strategic Allocation
                                                 Growth Portfolio
                                                 ING VP Strategic Allocation
                                                 Balanced Portfolio
                                                 ING VP Strategic Allocation
                                                 Income Portfolio

       This Prospectus contains
       important information about
       investing in the ING VP
       Portfolios. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency; and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolios will achieve their
       objectives. As with all
       variable portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Portfolio's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO HAS
         PERFORMED



You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts, variable life insurance policies and pension plans to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST.
Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.


    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2
    GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS
    ING VP Global Science and Technology Portfolio           4
    ING VP International Equity Portfolio                    6



    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth Portfolio                                  8
    ING VP Small Company Portfolio                          10



    DOMESTIC EQUITY INDEX PORTFOLIOS
    ING VP Index Plus LargeCap Portfolio                    12
    ING VP Index Plus MidCap Portfolio                      14
    ING VP Index Plus SmallCap Portfolio                    16



    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP Value Opportunity Portfolio                      18



    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Balanced Portfolio                               20
    ING VP Growth and Income Portfolio                      22



    FIXED INCOME PORTFOLIOS
    ING VP Bond Portfolio                                   24
    ING VP Money Market Portfolio                           26



    STRATEGIC ALLOCATION PORTFOLIOS                         28
    ING VP Strategic Allocation Growth Portfolio            32
    ING VP Strategic Allocation Balanced Portfolio          33
    ING VP Strategic Allocation Income Portfolio            34



    WHAT YOU PAY TO INVEST                                  36
    MANAGEMENT OF THE PORTFOLIOS                            38
    INFORMATION FOR INVESTORS                               41
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      42
    MORE INFORMATION ABOUT RISKS                            43
    FINANCIAL HIGHLIGHTS                                    48
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------


 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING VP Portfolios have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information
 (SAI) for a complete list of the risks and strategies.



                     [TELEPHONE GRAPHIC]

 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.


GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS



  ING's Global and International Equity Portfolios seek long-term growth by investing primarily in foreign equities.



  They may suit you if you:



  - are investing for the long-term -- at least several years;


  - are looking for exposure to international markets; and


  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY GROWTH PORTFOLIOS


  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.


  They may suit you if you:


  - are investing for the long-term -- at least several years; and



  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY INDEX PORTFOLIOS


  ING's Domestic Equity Index Portfolios seek to outperform the total return performance of predetermined indices.


  They may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY VALUE PORTFOLIO

  ING VP Value Opportunity Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are willing to accept risk in exchange for the potential for long-term capital appreciation.


DOMESTIC EQUITY AND INCOME PORTFOLIOS

  ING's Domestic Equity and Income Portfolios seek income and growth of capital.

  They may suit you if you:


  - want both regular income and the potential for capital appreciation; and

  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

FIXED INCOME PORTFOLIOS

  ING offers both a bond and money market portfolio.


  ING VP Bond Portfolio may suit you if you:



  - want greater income potential than a money market fund; and

  - are willing to accept more risk than a money market fund.


  ING VP Money Market Portfolio may suit you if you:


  - seek high current return, consistent with the preservation of capital and liquidity.

STRATEGIC ALLOCATION PORTFOLIOS

  ING's Strategic Allocation Portfolios are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

  They may suit you if you:
  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.


                  PORTFOLIO                                              INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
GLOBAL AND        ING VP Global Science and Technology Portfolio         Long-term capital appreciation
INTERNATIONAL     Adviser: ING Investments, LLC
EQUITY            Sub-Adviser: BlackRock Advisors, Inc.
PORTFOLIOS

                  ING VP International Equity Portfolio                  Long-term capital growth
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Growth Portfolio                                Growth of Capital
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP Small Company Portfolio                         Growth of Capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Index Plus LargeCap Portfolio                   Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index (S&P 500 Index)

                  ING VP Index Plus MidCap Portfolio                     Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index)

                  ING VP Index Plus SmallCap Portfolio                   Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index)


DOMESTIC          ING VP Value Opportunity Portfolio                     Growth of Capital
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING VP Balanced Portfolio, Inc.                        Maximize investment return
EQUITY AND        Adviser: ING Investments, LLC                          with reasonable safety of
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.        principal
PORTFOLIOS

                  ING VP Growth and Income Portfolio                     Maximize total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      ING VP Bond Portfolio                                  Maximize total return
PORTFOLIOS        Adviser: ING Investments, LLC                          consistent with reasonable
                  Sub-Adviser: Aeltus Investment Management, Inc.        risk

                  ING VP Money Market Portfolio                          High current return,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


STRATEGIC         ING VP Strategic Allocation Growth Portfolio           Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  ING VP Strategic Allocation Balanced Portfolio         Total return (i.e., income and
                  Adviser: ING Investments, LLC                          capital growth, both realized
                  Sub-Adviser: Aeltus Investment Management, Inc.        and unrealized)

                  ING VP Strategic Allocation Income Portfolio           Total return consistent with
                  Adviser: ING Investments, LLC                          preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of U.S. and foreign companies in        Price volatility and other risks that accompany an
the science and technology sectors.                       investment in equity securities and maintaining a
                                                          non-diversified portfolio.


Equity securities and equity equivalents                  Price volatility and other risks that accompany an
principally traded outside of the U.S.                    investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies, believed       Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth-oriented equity securities.


Equity securities of small-sized U.S. companies,          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities included in the Standard & Poor's       Price volatility and other risks that accompany an
500 Index.                                                investment in equity securities.


Equity securities included in the Standard & Poor's       Price volatility and other risks that accompany an
MidCap 400 Index.                                         investment in equity securities.


Equity securities included in the Standard & Poor's       Price volatility and other risks that accompany an
SmallCap 600 Index.                                       investment in equity securities and small-sized companies.


Equity securities of larger U.S. companies believed       Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have above-average growth potential.                   investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate and other risks that accompany an
debt securities.                                          investment in U.S. dollar-denominated short-term debt
                                                          securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO          BlackRock Advisors, Inc.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]


Seeks long-term capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


The Portfolio normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Portfolio will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries.



The Portfolio primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The Sub-Adviser team will invest in U.S. and non-U.S. companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors, which may include revenue and earnings growth, estimate revisions, profitability and relative value, and the weight assigned to a factor will change depending on market conditions.



The Sub-Adviser will diversify the Portfolio by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the Portfolio's investment portfolio include:



- Application Software



- IT Consulting & Services



- Internet Software and Services



- Networking Equipment



- Telecom Equipment



- Computer Hardware



- Computer Storage & Peripherals



- Electronic Equipment and Instruments



- Semiconductor Equipment



- Semiconductors



- Aerospace & Defense



- Electrical Components & Equipment



- Biotechnology



- Pharmaceuticals



- Healthcare Equipment & Supplies



- Healthcare Distribution & Services



- Healthcare Facilities



- Industrial Gases



- Specialty Chemicals



- Advanced Materials



- Integrated Telecom Services



- Alternative Carriers



- Wireless Telecommunication Services



The Portfolio generally will sell a stock when there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.



The Portfolio may invest excess cash in short-term U.S. Government securities, and also may invest in corporate debt securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-/MID-SIZED COMPANIES -- the stocks of small- and mid-sized companies may be more susceptible to price swings than those of larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.



RISKS OF CONCENTRATION -- the Portfolio's investments are concentrated in the science and technology sectors. The Portfolio therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.



SCIENCE AND TECHNOLOGY -- the Portfolio's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Portfolio's performance to a greater extent than such other funds.



Rapid advances in science and technology might cause existing products to become obsolete, and the Portfolio's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are subject to more government regulations and approval processes than those in many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.



RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries and economic and political climates tend to be less stable. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single country. These investments would make the Portfolio more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.



MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.



U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.



CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



 4      ING VP Global Science and Technology Portfolio

                                  ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------

           [MONEY GRAPHIC]

HOW THE


PORTFOLIO


HAS PERFORMED


                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.



                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)



The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.



 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -22.96   -41.50



(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.



(2) The figures shown for 2002 and 2003 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the year 2001 provide performance for Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Effective January 2, 2004, BlackRock Advisors, Inc. serves as sub-adviser to the Portfolio. Prior to January 1, 2004, AIC Asset Management, LLC served as sub-adviser to the Portfolio.



(4) Effective February 17, 2004 the Portfolio changed its name from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio.



            Best and worst quarterly performance during this period:


                               quarter     :     %


                               quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %



                        AVERAGE ANNUAL TOTAL RETURNS(1)


                   (For the periods ended December 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Pacific Stock Exchange Technology Index (PSE Technology Index), and the Goldman Sachs Technology Industry Composite Index.



                                                                                    5 YEARS                    10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)(3)   (OR LIFE OF CLASS)(2)(3)
Class S Return                                                  %                                                 N/A
Class I Return                                                  %                                                 N/A
S&P 500 Index (reflects no deduction for fees or
expenses)(4)                                                    %
PSE Technology Index (reflects no deduction for fees or
expenses)(5)                                                    %
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees or expenses)(6)                           %                          (7)                    N/A



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations November 1, 2001.



(3) Class I commenced operations on May 1, 2000.



(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets, which more closely tracks the types of securities in which the Portfolio invests than the Goldman Sachs Technology Industry Composite Index. In the future, it will be the only benchmark compared to the Portfolio.



(5) The Pacific Stock Exchange Technology Index (PSE Technology Index), is an unmanaged index published by the Pacific Exchange, is comprised of 100 listed and over-the-counter stocks from 15 different industries including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. This Index is included as an additional comparison for Portfolio comparison.



(6) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.



(7) The Index return for Class S shares is for the period beginning November 1,
    2001. The Index return for Class I shares is   % for the period beginning
    May 1, 2000.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                          ING VP Global Science and Technology Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INTERNATIONAL EQUITY PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


At least 65% of the Portfolio's assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser looks to:

- Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. The Sub-Adviser analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.


The Portfolio may invest in derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



RISKS OF FOREIGN INVESTING -- risks of foreign investing include:


- Stocks of many foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING VP International Equity Portfolio

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     18.92    51.33   -20.33   -23.88   -26.84

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 and 2003 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1998 through 2001 provide performance for Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                               quarter     :    %


                               quarter     :    %


          Portfolio's year-to-date total return as of March 31, 2004:


                                       %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index).


                                                                                   5 YEARS                  10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)(2)
Class S Return                                                  %                                              N/A
Class I Return                                                  %
MSCI EAFE Index (reflects no deduction for fees or
expenses)(3)                                                    %                                                 (4)



(1) Class S commenced operations on November 1, 2001.



(2) Class I commenced operations on December 22, 1997.



(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.



(4) The Index return for Class S shares is for the period beginning November 1,
    2001. The Index return for Class I shares is   % for the period beginning
    January 1, 1998.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Equity Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH PORTFOLIO                       Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser:

- Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.


The Portfolio may invest in high-yield securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



GROWTH INVESTING -- growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



RISKS OF FOREIGN INVESTING -- in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 8      ING VP Growth Portfolio

                                                         ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            33.01    37.68    34.97   -11.95   -27.06   -29.08

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 and 2003 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1997 through 2001 provide performance for Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                               quarter     :     %


                               quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                  (FOR THE PERIODS ENDED DECEMBER 31, 2003)(1)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.


                                                                                   5 YEARS                  10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(2)(3)
Class S Return                                                  %                                              N/A
Class I Return                                                  %
Russell 1000 Growth Index (reflects no deduction for fees or
expenses)(4)                                                    %                                                 (5)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.


(2) Class S commenced operations on November 1, 2001.


(3) Class I commenced operations on December 13, 1996.



(4) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.



(5) The Index return for Class S shares is for the period beginning November 1,
    2001. The Index return for Class I shares is   % for the period beginning
    December 1, 1996.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING VP Growth Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP SMALL COMPANY PORTFOLIO                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser defines small-capitalization companies as companies that are included in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index) or the Russell 2000 Index at the time of purchase, or if not included in the Index,
have market capitalizations of between $    million and $    billion. The market
capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000 Indices
change. At         , 2004, the smallest company in the S&P SmallCap 600 Index
had a market capitalization of $    million and the largest company had a market
capitalization of $    million. At         , 2004, the smallest company in the
Russell 2000 Index had a market capitalization of $    million and the largest
company had a market capitalization of $    billion.


In managing the Portfolio, the Sub-Adviser:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.


The Portfolio may invest in high-yield securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.


- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.


- Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



RISKS OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 10      ING VP Small Company Portfolio

                                                  ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            34.49    1.10     30.85    6.72     4.00    -23.45

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 and 2003 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1997 through 2001 provide performance for Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                               quarter     :     %


                               quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.


                                                                                   5 YEARS                  10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(2)(3)
Class S Return                                                  %                                               N/A
Class I Return                                                  %
Russell 2000 Index (reflects no deduction for fees or
expenses)(4)                                                    %                                                  (5)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.


(2) Class S commenced operations on November 1, 2001.


(3) Class I commenced operations on December 27, 1996.


(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.


(5) The index return for Class S shares is for the period beginning November 1, 2001. The Index return for Class I shares is for the period beginning January 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING VP Small Company Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS LARGECAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Portfolio between 400 and 450 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.


The Portfolio may invest in derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



MANAGER RISK -- the success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 12      ING VP Index Plus LargeCap Portfolio

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            33.89    31.60    24.30    -9.41   -13.62   -21.74

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 and 2003 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1997 through 2001 provide performance for Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                               quarter     :     %


                               quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                      5 YEARS                  10 YEARS
                                                                      1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(2)(3)
Class S Return                                                 %                                                  N/A
Class I Return                                                 %
S&P 500 Index (reflects no deduction for fees or
expenses)(4)                                                   %                                                     (5)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.


(2) Class S commenced operations July 16, 2001.


(3) Class I commenced operations on September 16, 1996.


(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(5) The Index return for Class S shares is for the period beginning November 1,
    2001. The Index return for Class I shares is   % for the period beginning
    September 1, 1996.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS MIDCAP PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests at least 80% of its assets in stocks included in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The S&P MidCap 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines mid-capitalization companies as companies that are included in the S&P MidCap 400 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P MidCap 400 Index changes. At
        , 2004, the smallest company in the S&P MidCap 400 Index had a market
capitalization of $    million and the largest company had a market
capitalization of $  billion.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P MidCap 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P MidCap 400 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P MidCap 400 Index.



The Portfolio may invest in derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



MID-SIZED COMPANIES -- the stocks of medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and my be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.



MANAGER RISK -- the success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 14      ING VP Index Plus MidCap Portfolio

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     24.30    15.81    19.91    -1.32   -12.26

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 and 2003 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1998 through 2001 provide performance for Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-adviser.


            Best and worst quarterly performance during this period:

                               quarter     :     %


                               quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).



                                                                                     5 YEARS                   10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(2)    (OR LIFE OF CLASS)(2)(3)
Class S Return                                                  %                                                 N/A
Class I Return                                                  %
S&P MidCap 400 Index (reflects no deduction for fees or
expenses)(4)                                                    %                                                    (5)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.


(2) Class S commenced operations on July 16, 2001.


(3) Class I commenced operations on December 16, 1997.


(4) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.


(5) The Index return for Class S shares is for the period beginning July 10,
    2001. The Index return for Class I shares is   % for the period beginning
    December 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Index Plus MidCap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS SMALLCAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests at least 80% of its assets in stocks included in the S&P 600 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 600 Index is a stock policy market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines small-capitalization companies as companies that are included in the S&P SmallCap 600 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as
the range of the companies in the S&P SmallCap 600 Index changes. At         ,
2004, the smallest company in the S&P SmallCap 600 Index had a market
capitalization of $    million and the largest company had a market
capitalization of $    million.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.


The Portfolio may invest in derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.


- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling of a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.


MANAGER RISK -- the success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 16      ING VP Index Plus SmallCap Portfolio

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     -1.35    10.79    9.82     2.41    -13.39

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 and 2003 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1998 through 2001 provide performance for Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                quarter     :    %


                                quarter     :    %


          Portfolio's year-to-date total return as of March 31, 2004:


                                       %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index).



                                                                                   5 YEARS                  10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(2)(3)
Class S Return                                                  %                                              N/A
Class I Return                                                  %
S&P SmallCap 600 Index (reflects no deduction for fees or
expenses)(4)                                                    %                                                 (5)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.


(2) Class S commenced operations on July 16, 2001.


(3) Class I commenced operations on December 19, 1997.



(4) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market
    value of approximately $    million.



(5) The Index return for Class S shares is for the period beginning July 10,
    2001. The Index return for Class I shares is   % for the period beginning
    December 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP VALUE OPPORTUNITY PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.



In managing the Portfolio, the Sub-Adviser may invest in companies of any size, although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion. Within this universe, the Sub-Adviser uses a disciplined value approach to select investments that the Sub-Adviser considers to be undervalued compared to the overall stock market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business fundamentals deteriorate, when price objectives are reached, or when better investment opportunities present themselves.



The Portfolio may invest the remaining 35% of its assets in other types of securities including foreign securities, and smaller companies. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



VALUE INVESTING -- stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.



SMALL-/MID-SIZED COMPANIES -- stocks of small-and mid-sized companies may be more susceptible to price swings than those of larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



RISK OF FOREIGN INVESTING -- foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


 18      ING VP Value Opportunity Portfolio

                                              ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                            39.36    22.39    19.58    10.19    -9.62   -26.12

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 and 2003 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1997 through 2001 provide performance for Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                quarter     :    %


                                quarter     :    %


          Portfolio's year-to-date total return as of March 31, 2004:


                                       %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                   5 YEARS                  10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(2)(3)
Class S Return                                                  %                                              N/A
Class I Return                                                  %
S&P 500 Index (reflects no deduction for fees or
  expenses)(4)                                                  %                                                 (5)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.


(2) Class S commenced operations on July 16, 2001.


(3) Class I commenced operations on December 13, 1996.


(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(5) The Index return for Class S shares is for the period beginning July 10,
    2001. The Index return for Class I shares is   % for the period beginning
    December 1, 1996.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BALANCED PORTFOLIO                     Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio's management of which of those sectors or mix thereof offers the best investment prospects.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio seeks total return consisting of capital appreciation and current income. Under normal market conditions, the Portfolio allocates its assets between the following asset classes:


- Equities, such as common and preferred stocks;

- Debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- Money market instruments.

The Sub-Adviser typically maintains approximately 60% of the Portfolio's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Advisers' view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the equity component of the Portfolio, the Sub-Adviser typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.


In managing the debt component of the Portfolio, the Sub-Adviser looks to select investments with the opportunity to enhance the Portfolio's yield and total return, focusing on performance over the long term. The Portfolio may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation or Baa3 by Moody's Investors Services, Inc. or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio may also invest in foreign debt securities.



The Portfolio may invest in convertible securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


ALLOCATION RISK -- the success of the Portfolio's strategy depends on the Sub-Adviser's skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CHANGES IN INTEREST RATES -- fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.



RISKS OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 20      ING VP Balanced Portfolio

                                                       ING VP BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
-0.35     27.23    15.17    22.49    16.93    13.60    -0.56    -4.21   -10.31

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares commenced operations on May 29, 2003, the returns in the bar chart are based upon the performance of Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                               quarter     :     %


                               quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Lehman Brothers Aggregate Bond Index (LBAB Index).



                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class I Return                                                  %
S&P 500 Index (reflects no deduction for fees or
  expenses)(2)                                                  %
LBAB Index (reflects no deduction for fees or expenses)(3)      %
Composite Index (reflects no deduction for fees or
  expenses)(4)                                                  %



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio did not have a full year's performance during the year ended December 31, 2003. Class S commenced operations on May 29, 2003. See footnote (2) to the bar chart above.



(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(3) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.



(4) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH AND INCOME PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

In managing the Portfolio, the Sub-Adviser:

- Emphasizes stocks of larger companies.

- Looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.


The Portfolio may invest in mortgage-related, foreign and high-yield securities and derivative instruments. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. Stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.



MARKET TRENDS -- although the Sub-Adviser emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor.



FOREIGN INVESTING RISK -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



RISKS OF DERIVATIVES -- the Portfolio's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.



HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 22      ING VP Growth and Income Portfolio

                                              ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
-0.96     32.25    24.46    29.89    14.49    17.42   -10.97   -18.40   -24.99

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares commenced operations on June 11, 2003, the returns in the bar chart are based upon the performance of Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                               quarter     :     %


                               quarter     :     %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).



                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class I Return                                                  %
S&P 500 Index (reflects no deduction for fees or
expenses)(3)                                                    %



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares of the Portfolio did not have a full year's performance during the year ended December 31, 2003. Class S commenced operations on June 11, 2003. See footnote (2) to the bar chart above.



(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BOND PORTFOLIO                         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Portfolio may invest in zero coupon securities.



Although the Portfolio may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment grade. Investment grade securities are rated A3 or better by S&P or Baa or better by Moody's, or if unrated, considered by the Sub-Adviser to be of comparable quality.



The Portfolio may invest in securities of foreign governments and supranational organizations, including emerging markets debt securities; high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio's investment objective; and municipal bonds, notes and commercial paper. The Portfolio may also engage in dollar roll transactions and swap agreements and may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.


In managing the Portfolio, the Sub-Adviser:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance overall total return and yield, while managing volatility.


- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.



The Portfolio may lend its portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


PRICE VOLATILITY -- debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.



CHANGES IN INTEREST RATES -- the value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.



CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Portfolio may be subject to more credit risk than other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.



PREPAYMENT RISK -- the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.



EXTENSION RISK -- slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.



RISKS OF HIGH YIELD BONDS -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities, and this may have an adverse effect on the market values of certain securities.



RISKS OF DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.



RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks, securities depositories or exchanges than those in the U.S.; and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise, and those with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than those with shorter maturities.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities are sensitive to changes in interest rates and changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated. The price of the mortgage-related security may fall.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 24      ING VP Bond Portfolio

                                                           ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
-3.83     18.24    3.60     8.30     8.14     -0.74    9.64     8.75     8.33

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares first commenced operations on May 3, 2002 and did not have a full year of performance prior to December 31, 2003, the returns in the bar chart (except for 2003) are based upon the performance of Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                quarter    :    %


                                quarter    :    %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index).


                                                                                   5 YEARS                  10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)    (OR LIFE OF CLASS)(2)
Class S Return                                                  %
Class I Return                                                  %
LBAB Index (reflects no deduction for fees or expenses)(3)      %                                                 (4)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares first commenced operations in 2002. See footnote (2) to the bar chart above.



(2) Class S commenced operations on May 3, 2002



(3) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.



(4) The Index return for Class S is for the period beginning May   , 2002. The
    Index return for Class I is   %.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP MONEY MARKET PORTFOLIO                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, repurchase agreements commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.


The Portfolio may lend its portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


It is possible to lose money by investing in the Portfolio. There is no guaranty the Portfolio will achieve its investment objective. Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike many money market funds, the Portfolio is not managed to maintain a constant net asset value. Instead, the net asset value will change with the value of the investments in the Portfolio.



CHANGES IN INTEREST RATES -- money market funds, like the Portfolio, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Portfolio's investments may fall when interest rates rise.



CREDIT RISK -- money market funds, like the Portfolio, are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.



U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines due to changing interest rates.



RISK OF CONCENTRATION IN BANKING OBLIGATIONS -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).



RISK OF FOREIGN INVESTING -- Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.



REPURCHASE AGREEMENTS -- repurchase agreements involve the purchase by the Portfolio of a security that the seller has agreed to buy back. If the Seller defaults and the collateral value declines the Portfolio might incur a loss. If the Seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower, and it could incur losses in connection with the investment of such cash collateral.


 26      ING VP Money Market Portfolio

                                                   ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
4.09      6.05     5.37     5.47     5.46     5.08     6.38     3.94     1.66

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares had not commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

                                quarter     :    %


                                quarter     :    %


          Portfolio's year-to-date total return as of March 31, 2004:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)



The table below provides an indication of the risk of investing in the Portfolio by showing how the Portfolio's average annual total returns for different calendar periods compared to the returns of the iMoneyNet First Tier Retail Index and the Money Fund Report Averages(TM)/All Taxable Index.



                                                                   1 YEAR    5 YEARS    10 YEARS
Class I Return                                                  %
iMoneyNet First Tier Retail Index (reflects no deduction for
fees or expenses)(2)                                            %
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees or expenses)(3)                           %



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.



(2) The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. This index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the iMoneyNet First Tier Retail Index is a better representation of the investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.



(3) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.


      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING VP STRATEGIC ALLOCATION PORTFOLIOS        Aeltus Investment Management, Inc.

--------------------------------------------------------------------------------


ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO



ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO



ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO



OBJECTIVES



ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.



ING VP Strategic Allocation Balanced Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).



ING VP Strategic Allocation Income Portfolio seeks to provide total return consistent with preservation of capital.



ALLOCATION OPTIONS



The ING VP Strategic Allocation Portfolios are asset allocation funds that have been designed for investors with different investment goals:



- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.



- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.



- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.



ALLOCATION STRATEGIES



Under normal market conditions, the Sub-Adviser allocates the assets of each Portfolio, in varying degrees, among several classes of equities, fixed-income securities and money market instruments. The percentage weights of each Portfolio's assets allocated to each such asset class are described in the chart below. The asset allocation limits apply at the time of purchase of a particular security.




     ASSET CLASS
                                                                   ING VP               ING VP                ING VP
                                                                   STRATEGIC            STRATEGIC ALLOCATION  STRATEGIC
                                                                   ALLOCATION           BALANCED              ALLOCATION
                                                                   GROWTH PORTFOLIO     PORTFOLIO(1)          INCOME PORTFOLIO(2)
     EQUITIES
     DOMESTIC STOCKS
     Range                                                         10-100%              0-80%                 0-70%
     INTERNATIONAL STOCKS
     Range                                                         0-20%                0-10%                 0-10%
     FIXED INCOME
     Range                                                         0-40%                0-70%                 0-100%
     MONEY MARKET INSTRUMENTS
     Range                                                         0-30%                0-30%                 0-30%


---------------------

(1)ING VP Strategic Allocation Balanced Portfolio will invest no more than 60% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



(2)ING VP Strategic Allocation Income Portfolio will invest no more than 35% of its assets in any combination of the following asset sub-classes:
small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



 28      ING VP Strategic Allocation Portfolios

                                          ING VP STRATEGIC ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------


The Sub-Adviser uses a Composite Index as the benchmark index to which it compares the performance of each ING VP Strategic Allocation Portfolio. Each Composite Index is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index. Each asset class comparative index that is blended into the benchmark Composite Index is described on page of this Prospectus.



                    COMPOSITE INDEX                                   MORGAN STANLEY
                                                                   CAPITAL INTERNATIONAL                        91-DAY U.S.
                                                     RUSSELL 3000  EUROPE, AUSTRALIA AND  LEHMAN BROTHERS       TREASURY
                                                        INDEX         FAR EAST INDEX      AGGREGATE BOND INDEX  BILL RATE
     STRATEGIC ALLOCATION GROWTH COMPOSITE           70%           10%                    20%                   0%
     STRATEGIC ALLOCATION BALANCED COMPOSITE         55%           5%                     35%                   5%
     STRATEGIC ALLOCATION INCOME COMPOSITE           35%           0%                     55%                   10%



To remain consistent with each Portfolio's investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio-level range allocation for each asset class set out above. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio-level range allows the Sub-Adviser to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.



Each Portfolio's asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Portfolio's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements.



INVESTMENT STRATEGIES



Set out below are the strategies employed by the Sub-Adviser in selecting investments for the ING VP Strategic Allocation s' equity, fixed-income, and money market securities asset classes. The segment of a 's assets that may be invested in each asset class are subject to the allocation ranges set out in the chart above.



EQUITY SECURITIES -- DOMESTIC STOCKS



LARGE-CAPITALIZATION STOCKS -- Each Portfolio may invest a segment of its assets in stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. At
             , 2004, the market capitalization of the companies included on the S&P 500 Index was in excess of $ billion. In selecting large capitalization stocks for each Portfolio, the Sub-Adviser attempts to overweight those stocks in the S&P 500 Index that it believes will outperform the Index, and underweight (or avoid altogether) those stocks that it believes will underperform the Index.



SMALL-/MID-CAPITALIZATION STOCKS -- The Portfolios may invest a segment of their assets in stocks included in the Russell 2500 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2500 Index
changes. At              , 2004, the market capitalization of the smallest
company in the Russell 2500 Index was $    million and the largest company had a
market capitalization of $  billion.



To evaluate which large-, mid- and small-capitalization stocks in which to invest, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each portfolio company and its potential for strong, sustained earnings growth.



EQUITY SECURITIES -- INTERNATIONAL STOCKS



The Sub-Adviser may invest a segment of each Portfolio's assets in international stocks. These securities may include common stocks as well as securities convertible into common stocks.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING VP Strategic Allocation Portfolios       29

ING VP STRATEGIC ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------


FIXED INCOME SECURITIES



The Sub-Adviser will invest the segment of each Portfolio's assets allocated to fixed-income securities in a diversified portfolio of domestic and foreign fixed-income securities, including, but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated at least BBB by Standard & Poor's or Baa by Moody's or have an equivalent rating from another nationally recognized statistical rating organization, or, if unrated, are of comparable quality. Each Portfolio may also invest in international fixed-income securities and may invest up to 15% of the value of its total assets in high yield (high risk) debt securities rated below investment grade. The dollar-weighted average maturity of the fixed-income segment of the Portfolio's portfolio will generally range between three and ten years.



MONEY MARKET INSTRUMENTS; OTHER INVESTMENTS



MONEY MARKET INSTRUMENTS -- Each Portfolio may invest in high quality money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio's investment objective. Such instruments may include high quality fixed-income securities denominated in U.S. dollars, with short remaining maturities, repurchase agreements, U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.



OTHER INVESTMENTS -- Each Portfolio may, consistent with its investment objective and allocation strategy, invest in convertible securities, securities of foreign governments and supranational organizations, and municipal bonds, may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Portfolios may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates.



The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.



Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.



RISKS



You could lose money on an investment in the Portfolios. The Portfolios may be affected by the following risks, among others:



The success of each Portfolio's strategy depends significantly on the Sub-Adviser's skill in choosing investments and in allocating assets among the different investment classes.



In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Portfolio are those generally attributable to stock and bond investing.



STOCKS -- for stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.



SMALL-/MID-CAP RISK -- from time to time, the stock market may not favor the small- and mid-capitalization securities in which the Portfolios invest a segment of their assets. Stocks of smaller companies carry higher risks than stocks of larger companies. Smaller companies may lack the management experience, financial resources, and competitive strength of larger companies. Stocks of smaller companies may be subject to wider price fluctuations and tend to be more volatile than stocks of larger companies and can be particularly sensitive to changes in interest rates, borrowing costs and earnings.



FIXED-INCOME SECURITIES -- generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other fixed-income investments.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



FOREIGN SECURITIES -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended reduce risks associated with a Portfolio's investments in foreign securities may not perform as expected.



RISKS OF HIGH YIELD FIXED-INCOME SECURITIES -- high yield fixed-income securities carry particular market risks and may experience greater volatility in market value than investment grade fixed-income securities. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these securities. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield fixed-income securities



 30      ING VP Strategic Allocation Portfolios

                                          ING VP STRATEGIC ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------


may be less liquid than the markets for higher quality securities, and this may have an adverse effect on their market value.



REPURCHASE AGREEMENTS -- repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Portfolio may incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolios could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and the Portfolio may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower. The Portfolio could incur losses in connection with the investment of such cash collateral.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING VP Strategic Allocation Portfolios       31

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   23.58    19.90    4.30     14.35    -0.67   -11.54   -13.76

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(4) Effective October 1, 2002 the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.

            Best and worst quarterly performance during this period:

                                quarter     :    %


                                quarter     :    %



          Portfolio's year-to-date total return as of March 31, 2004:


                                       %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite.


                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(2)
Class I Return                                                  %
Russell 3000 Index (reflects no deduction for fees or
expenses)(3)                                                    %                                   (4)
Strategic Allocation Growth Composite (reflects no deduction
for fees or expenses)(5)                                        %                                   (4)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.



(2) Class I commenced operations on July 5, 1995.


(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(4) The Index return is for the period beginning July 1, 1995.


(5) The Strategic Allocation Growth Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.



 32      ING VP Strategic Allocation Growth Portfolio

                                  ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   18.81    17.57    5.91     10.22    0.41     -6.99    -9.54

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(4) Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.

            Best and worst quarterly performance during this period:

                                quarter     :    %


                                quarter     :    %



          Portfolio's year-to-date total return as of March 31, 2004:


                                       %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite.


                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(2)
Class I Return                                                  %
Russell 3000 Index (reflects no deduction for fees or
expenses)(3)                                                    %                                  (4)
Strategic Allocation Balanced Composite (reflects no
deduction for fees or expenses)(5)                              %                                  (4)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.



(2) Class I commenced operations on July 5, 1995.


(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(4) The Index return is for the period beginning July 1, 1995.

(5) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                         ING VP Strategic Allocation Balanced Portfolio       33

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   14.19    14.50    6.94     7.10     4.81     -2.37    -4.34

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class I (formerly Class R) shares of the Portfolio. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(4) Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.

            Best and worst quarterly performance during this period:

                                quarter     :    %


                                quarter     :    %



          Portfolio's year-to-date total return as of March 31, 2004:


                                       %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite.


                                                                                             10 YEARS
                                                                    1 YEAR   5 YEARS   (OR LIFE OF CLASS)(2)
Class I Return                                                  %
LBAB Index (reflects no deduction for fees or expenses)(3)      %                                  (4)
Strategic Allocation Income Composite (reflects no deduction
for fees or expenses)(5)                                        %                                  (4)



(1) This table shows performance of the Class I shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.



(2) Class I commenced operations on July 5, 1995.


(3) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

(4) The Index return is for the period beginning July 1, 1995.

(5) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


 34      ING VP Strategic Allocation Income Portfolio

                                                               BENCHMARK INDICES

--------------------------------------------------------------------------------


ASSET CLASS                                               ASSET CLASS COMPARATIVE INDICES
--------------------------------------------------------------------------------------------------------------------------
Domestic Stocks                                           The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
                                                          equity market.


International Stocks                                      The Morgan Stanley International-Europe, Australia, Far East
                                                          Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

U.S. Dollar Bonds                                         The Lehman Brothers Aggregate Bond Index is a widely
                                                          recognized, unmanaged index of publicly issued fixed rate
                                                          U.S. Government, investment grade, mortgage-backed and
                                                          corporate debt securities.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be relatively risk-free, and
                                                          equivalent to cash because their maturity is only three
                                                          months.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Benchmark Indices       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       The table that follows shows the estimated operating expenses paid each year by each Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2003. Actual expenses paid by the Portfolios may vary from year to year.



       You participate in a Portfolio through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Company/Trust and the Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.



SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell portfolio shares.


OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(AS A % OF AVERAGE NET ASSETS)


                                                                                      TOTAL                               TOTAL
                                                      DISTRIBUTION                  PORTFOLIO         WAIVERS,             NET
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING      REIMBURSEMENTS       PORTFOLIO
PORTFOLIO                                 FEE             FEES         EXPENSES     EXPENSES      AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING VP Global Science and
  Technology                     %        0.95            0.25
 ING VP International Equity     %        0.85            0.25
 ING VP Growth                   %        0.60            0.25
 ING VP Small Company            %        0.75            0.25
 ING VP Index Plus LargeCap      %        0.35            0.25
 ING VP Index Plus MidCap        %        0.40            0.25
 ING VP Index Plus SmallCap      %        0.40            0.25
 ING VP Value Opportunity        %        0.60            0.25
 ING VP Balanced(2)              %        0.50            0.25               (2)
 ING VP Growth and Income(2)     %        0.50            0.25               (2)
 ING VP Bond                     %        0.40            0.25
 ING VP Money Market(2)          %        0.25            0.25               (2)
 ING VP Strategic Allocation
  Growth(2)                      %        0.60            0.25               (2)
 ING VP Strategic Allocation
  Balanced(2)                    %        0.60            0.25               (2)
 ING VP Strategic Allocation
  Income(2)                      %        0.60            0.25               (2)


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolios' most recently completed fiscal year and fee waivers to which the investment adviser has agreed for each Portfolio.



(2) Because Class S shares are new for VP Balanced, VP Growth and Income, VP Money Market, VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income, Other Expenses is the amount of Other Expenses incurred by Class I shareholders for the year ended December 31, 2003.



(3) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except ING VP Balanced, ING VP Growth and Income, ING VP Bond and ING VP Money Market Portfolios) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the Adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each applicable Portfolio, the expense limits will continue through at least December 31, 2004. The expense limitation agreements are contractual and shall renew automatically for one year terms unless ING Investments provides written notice of the termination of the expense limitation agreements within 90 days of the then-current term. In addition, the expense limitation agreement may be terminated by the Company/Trust upon at least 90 days' prior written notice to ING Investments, or upon termination of an investment management agreement.


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

       EXAMPLES

[PENNY GRAPHIC]

       The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 ING VP Global Science and Technology                        $
 ING VP International Equity                                 $
 ING VP Growth                                               $
 ING VP Small Company                                        $
 ING VP Index Plus LargeCap                                  $
 ING VP Index Plus MidCap                                    $
 ING VP Index Plus SmallCap                                  $
 ING VP Value Opportunity                                    $
 ING VP Balanced                                             $
 ING VP Growth and Income                                    $
 ING VP Bond                                                 $
 ING VP Money Market                                         $
 ING VP Strategic Allocation Growth                          $
 ING VP Strategic Allocation Balanced                        $
 ING VP Strategic Allocation Income                          $
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


(1) The examples reflect the contractual limits for the one-year period and the first year of the three-, five-, and ten-year periods.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



Organized in December 1994, ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.



As of March 31, 2004, ING Investments managed almost $    billion in assets.



ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.



The table below shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:



                                                      MANAGEMENT
PORTFOLIO                                                FEE
---------                                             ----------
ING VP Global Science and Technology                     0.95%
ING VP International Equity                              0.85
ING VP Growth                                            0.60
ING VP Small Company                                     0.75
ING VP Index Plus LargeCap                               0.35
ING VP Index Plus MidCap                                 0.40
ING VP Index Plus SmallCap                               0.40
ING VP Value Opportunity                                 0.60
ING VP Balanced                                          0.50
ING VP Growth and Income                                 0.50
ING VP Bond                                              0.40
ING VP Money Market                                      0.25
ING VP Strategic Allocation Growth                       0.60
ING VP Strategic Allocation Balanced                     0.60
ING VP Strategic Allocation Income                       0.60


SUB-ADVISERS


ING Investments has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Boards of Directors/Trustees of the Portfolios ("Board"). In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.


AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (ING Aeltus), a Connecticut corporation, serves as sub-adviser to each Portfolio (other than Global Science and Technology). ING Aeltus is responsible for managing the assets of the Portfolios in accordance with the Portfolios' investment objectives and policies, subject to oversight by ING Investments and the Board. Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus is an indirect, wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. ING Aeltus has acted as Adviser or Sub-Adviser to variable portfolios since 1994 and has managed institutional accounts since 1972. As of
March 31, 2004, ING Aeltus managed $    billion in assets. Its principal office
is located at 10 State House Square, Hartford, Connecticut 06103-3607.



Prior to March 31, 2002, ING Aeltus served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.



ING VP SMALL COMPANY PORTFOLIO



The Portfolio is managed by a team of ING Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, ING Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for ING Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other ING Aeltus advised funds since 1998. Prior to joining ING Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.



ING VP VALUE OPPORTUNITY PORTFOLIO



The Portfolio is managed by a team of ING Aeltus equity investment specialists led by William F. Coughlin, Portfolio Manager joined ING Aeltus in April 2003. Prior to joining ING Aeltus, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.



ING VP INTERNATIONAL EQUITY PORTFOLIO



The Portfolio is managed by a team of ING Aeltus investment specialists.



ING VP GROWTH PORTFOLIO



The Portfolio is managed by a team of ING Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, ING Aeltus. Mr. Bragdon has been managing ING VP Growth Portfolio since July 1997 and previously co-managed the Portfolio. Mr. Bragdon has 31 years of experience in the investment business, including more than 21 years with ING Aeltus.



 38      Management of the Portfolios

ADVISER AND SUB-ADVISERS                            MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING VP INDEX PLUS LARGECAP, ING VP INDEX PLUS MIDCAP, ING VP INDEX PLUS SMALLCAP PORTFOLIOS



The Portfolios are managed by Hugh T.M. Whelan and Douglas Cote.



Mr. Whelan, Portfolio Manager, ING Aeltus, has served as co-manager of ING VP Index Plus LargeCap Portfolio since May 2001 and as co-manager of ING VP Index Plus MidCap and ING VP Index Plus SmallCap Portfolios since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with ING Aeltus since 1989 and previously, served as a quantitative portfolio manager in ING Aeltus' fixed-income group, specializing in corporate securities.



Mr. Cote, Portfolio Manager, ING Aeltus, has served as co-manager of ING VP Index Plus LargeCap, ING VP Index Plus MidCap and ING VP Index Plus SmallCap Portfolios since May 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING Aeltus' equity department.



ING VP BALANCED PORTFOLIO



The Portfolio is managed by Neil Kochen and James Kauffmann.



Mr. Kochen, Executive Vice President, Chief Investment Officer, ING Aeltus, has served as lead manager of ING VP Balanced Portfolio since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with ING Aeltus since 1995 and previously served as head of fixed-income quantitative research and head of investment strategy and policy.



James B. Kauffmann co-manages the ING VP Balanced Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.



ING VP GROWTH AND INCOME PORTFOLIO



The Portfolio is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, ING Aeltus. Mr. Townswick has been managing ING VP Growth and Income Portfolio since May 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other ING Aeltus advised funds since 1994.



ING VP BOND PORTFOLIO



James B. Kauffmann has primary responsibilities for managing the Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V. he spent 4 years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.



ING VP MONEY MARKET PORTFOLIO



The Portfolio is managed by a team of ING Aeltus fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the ING VP Money Market Portfolio. Ms. Thompson joined ING Groep N.V. in 1998 and has over 11 years of investment experience. Prior to joining ING Groep N.V. she spent 1 year working for Trusco Capital Management as a Fixed-Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent 5 years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group. Ms. Thompson holds the Chartered Financial Analyst designation.


STRATEGIC ALLOCATION PORTFOLIOS


ING VP STRATEGIC ALLOCATION GROWTH, ING VP STRATEGIC ALLOCATION BALANCED, AND ING VP STRATEGIC ALLOCATION INCOME PORTFOLIOS



ING VP Strategic Allocation Portfolios are managed by Mary Ann Fernandez. Ms. Fernandez joined ING Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by ING Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.



ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO



BLACKROCK ADVISORS, INC.



BlackRock Advisors, Inc. ("BlackRock"), 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as Sub-Adviser to the Portfolio. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment firms in the U.S. Subject to the supervision of the Board and ING, BlackRock manages the Portfolio's investments in accordance with the Portfolio's investment objective, policies and limitations. BlackRock makes investment decisions for the Portfolio as to those assets and places orders to purchase and all securities and other investments for the Portfolio. As of
             , 2004, BlackRock and its affiliates managed $    billion in
assets.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       39

MANAGEMENT OF THE PORTFOLIOS                                         SUB-ADVISER
--------------------------------------------------------------------------------


The Portfolio is managed by Thomas P. Callan and Daniel M. Rea.



Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunities portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.



Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Fund and the Driehaus Recent Issues Fund. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.


PERFORMANCE OF A SIMILAR FUND MANAGED BY BLACKROCK



The tables below are designed to show you how a similar fund managed by BlackRock ("BlackRock Fund"), performed over various periods in the past. BlackRock Fund has a similar investment objective, and similar policies, strategies and risks that are substantially similar to the investment objective, policies, strategies and risks of ING Global Science and Technology Fund.



The tables show the returns for BlackRock Fund's Class A shares compared to the S&P 500 Index for the one-year, three-year, and since inception periods ended December 31, 2003 and on an annual basis as of December 31 of each of the last three years. This information is designed to demonstrate the historical track record of BlackRock. IT DOES NOT INDICATE HOW ING GLOBAL SCIENCE AND TECHNOLOGY FUND HAS PERFORMED OR WILL PERFORM IN THE FUTURE. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2003)



                                  BLACKROCK FUND
                                     CLASS A       S&P 500 INDEX
                                  --------------   -------------
 One Year                             58.36%
 Three Years                         -14.26%
 Five Years                              N/A              N/A
 Ten Years                               N/A              N/A
 Since Inception (        )          -15.25%



                              ANNUAL TOTAL RETURNS


                        (AS OF DECEMBER 31 OF EACH YEAR)



                                  BLACKROCK FUND
                                     CLASS A       S&P 500 INDEX
                                  --------------   -------------
 2003                                 58.26%
 2002                                -35.11%
 2001                                -38.65%



The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



 40      Management of the Portfolios

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts and variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. of companies, and are available directly to pension plans. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.


ING Funds Distributor, LLC, the distributor for the Portfolios, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.


The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus, prospectus summary or disclosure statement for additional information about how this works.



The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to pension plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and pension plans, for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Boards intend to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and pension plans, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a pension plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.


The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.

SERVICE FEES -- CLASS S SHARES


The Company/Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Plan). Under the Plan, ING Funds Distributor, LLC (Distributor), the Portfolios' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


HOW SHARES ARE PRICED


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of each Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The Portfolios are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.



In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


When a participating insurance company is buying shares, it will pay the NAV that is next calculated after the insurance company has received an order in proper form. When a participating insurance company is selling shares, it will normally receive, for its customer, the NAV that is next calculated after its order is received by the insurance company for its customer in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              Information for Investors       41

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES


Each Portfolio, except ING VP Growth and Income and ING VP Bond Portfolios, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. ING VP Growth and Income and ING VP Bond Portfolios declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except ING VP Growth and Income and ING VP Bond Portfolios, may also pay an additional capital gains distribution, unusually in June.


As a contract owner, policyholder or investor invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

HOW THE PORTFOLIOS PAY DISTRIBUTIONS

Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, you should consult the variable contract prospectus or offering memorandum, along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.


If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also occur.



 42      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the
(SAI).


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS


The discussions below identify the Portfolios that engage in the described strategy as a principal strategy. For these Portfolios, the risk associated with the strategy is a principal risk. Other Portfolios may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.



INVESTMENTS IN FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT ING VP MONEY MARKET PORTFOLIO). Owning foreign securities is subject to risks resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.


Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.


INABILITY TO SELL SECURITIES (ALL PORTFOLIOS EXCEPT ING VP MONEY MARKET PORTFOLIO). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.



HIGH YIELD SECURITIES (ALL PORTFOLIOS EXCEPT ING VP INTERNATIONAL, ING VP GLOBAL SCIENCE AND TECHNOLOGY, ING VP MONEY MARKET, ING VP INDEX PLUS LARGECAP, ING VP INDEX PLUS MIDCAP AND ING VP INDEX PLUS SMALLCAP PORTFOLIOS). High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.



CORPORATE DEBT SECURITIES (ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO, FIXED INCOME PORTFOLIOS AND STRATEGIC ALLOCATION PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       43
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MORE INFORMATION ABOUT RISKS
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One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


CONVERTIBLE SECURITIES (ALL PORTFOLIOS EXCEPT ING VP GLOBAL SCIENCE AND TECHNOLOGY, ING VP INDEX PLUS LARGECAP, ING VP INDEX PLUS MIDCAP AND ING VP INDEX PLUS SMALLCAP PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.



MORTGAGE-RELATED SECURITIES (ING VP BALANCED, ING VP GROWTH AND INCOME, ING VP BOND, ING VP MONEY MARKET, ING VP STRATEGIC ALLOCATION GROWTH, ING VP STRATEGIC ALLOCATION BALANCED AND ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIOS). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



DERIVATIVES (ALL PORTFOLIOS EXCEPT ING VP MONEY MARKET PORTFOLIO). Each Portfolio may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.



FUTURES CONTRACTS AND OPTIONS (ALL PORTFOLIOS EXCEPT ING VP MONEY MARKET PORTFOLIO). The Portfolios may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Portfolios also may use these instruments for speculation (investing for potential income or capital gain).



- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.



- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.



The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Portfolio as a whole, it adds to the Portfolio's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.



SWAPS (ING VP BOND, ING VP STRATEGIC ALLOCATION GROWTH, ING VP STRATEGIC ALLOCATION BALANCED, ING VP STRATEGIC ALLOCATION INCOME AND ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIOS). The Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on




 44      More Information About Risks
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                                                    MORE INFORMATION ABOUT RISKS
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regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.



Swap agreements can take many different forms and are known by a variety of names. Those Portfolios eligible to enter into swaps are not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with that Portfolio's investment objective and policies.



The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser incorrectly forecasts such change, a Portfolio's performance would be less than if the Portfolio had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.



If the counterparty to a swap defaults, a Portfolio's loss will consist of the net amount of contractual payments that a Portfolio has not yet received. The Adviser will monitor the creditworthiness of counterparties to a Portfolio's swap transactions on an ongoing basis.



The derivative instruments in which a Portfolio may invest include futures and options and swaps.



CONCENTRATION (ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO). The Portfolio concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.



PORTFOLIO TURNOVER (ALL PORTFOLIOS). Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. (ALL PORTFOLIOS EXCEPT ING VP BOND AND ING VP MONEY MARKET PORTFOLIOS). Each Portfolio (other than Bond and Money Market) may invest in equity securities of small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


REPURCHASE AGREEMENTS (ALL PORTFOLIOS). A Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.


LENDING PORTFOLIO SECURITIES (ALL PORTFOLIOS). In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



EMERGING MARKETS INVESTMENTS (ING VP GLOBAL SCIENCE AND TECHNOLOGY AND ING VP BOND PORTFOLIOS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.



U.S. GOVERNMENT SECURITIES (ALL PORTFOLIOS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as an obligation issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       45
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OTHER RISKS


MANAGEMENT RISK (ALL PORTFOLIOS). Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.



The risks of investing in foreign securities may be greater for Emerging Markets investments. See the discussion of emerging market investments under "Other Risks" below.



TEMPORARY DEFENSIVE STRATEGIES.(ALL PORTFOLIOS EXCEPT ING VP INDEX PLUS LARGECAP, ING VP INDEX PLUS MIDCAP AND ING VP INDEX PLUS SMALLCAP
PORTFOLIOS). When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, each Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.


BORROWING. A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.



OTHER INVESTMENT COMPANIES. Each Portfolio may invest in other investment companies to the extent permitted by the Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. Investment in other investment companies may include investments in exchange traded funds, or "ETFs," which are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. Sometimes, the prices of ETFs may vary significantly from the net asset values of the ETF's underlying securities. If a Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio may receive the underlying securities which it must then sell in order to obtain cash.



SHORT SALES. A "short sale" is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.



A Portfolio (other than VP Global Science and Technology Portfolio) will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio, as described in the Prospectuses and SAI.


PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


INTERESTS IN LOANS (ALL PORTFOLIOS). Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.



RESTRICTED AND ILLIQUID SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount




 46      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



INITIAL PUBLIC OFFERINGS (IPOS). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.



RULE 144A SECURITIES. Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Class S Shares' financial performance for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product; total returns would be lower if they did. A report of each Portfolio's independent auditors along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is incorporated by reference into the SAI and is available upon request.



The Class S shares of the following Portfolios had not commenced operations as of the date of this Prospectus: ING VP Money Market, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Balanced and ING VP Strategic Allocation Income. Financial highlights for Class I (formerly Class R) shares are presented for these Portfolios.



 48      Financial Highlights

FINANCIAL HIGHLIGHTS              ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                               CLASS S
                                                                    ------------------------------
                                                                         YEAR
                                                                         ENDED        NOVEMBER 1,
                                                                     DECEMBER 31,      2001(1) TO
                                                                    ---------------   DECEMBER 31,
                                                                     2003     2002        2001
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $              4.53       3.92
 Income from investment operations:
 Net investment loss                                            $             -0.04         --
 Net realized and unrealized gain (loss) on investments         $             -1.84       0.61
 Total from investment operations                               $             -1.88       0.61
 Net asset value, end of period                                 $              2.65       4.53
 TOTAL RETURN(2):                                               %            -41.50      15.56
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $                 7         12
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                 %              1.36       1.36
 Gross expenses prior to expense reimbursement(3)               %              1.37       1.36
 Net investment loss after expense reimbursement(3)(4)          %             -1.14      -0.74
 Portfolio turnover rate                                        %                61        129


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.



(3) Annualized for periods less than one year.



(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                         ING VP Global Science and Technology Portfolio       49

ING VP INTERNATIONAL EQUITY PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, independent auditors.


                                                                                 CLASS S
                                                                    ----------------------------------
                                                                         YEAR
                                                                         ENDED          NOVEMBER 1,
                                                                     DECEMBER 31,        2001(1) TO
                                                                    ---------------     DECEMBER 31,
                                                                     2003     2002          2001
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $              7.90          7.38
 Income from investment operations:
 Net investment income                                          $              0.01            --
 Net realized and unrealized gain (loss) on investments         $             -2.13          0.52
 Total from investment operations                               $             -2.12          0.52
 Net asset value, end of period                                 $              5.78          7.90
 TOTAL RETURN(2):                                               %            -26.84          7.05
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $                 8            11
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(4)                 %              1.40          1.39
 Gross expenses prior to expense reimbursement(3)               %              1.71          1.49
 Net investment income after expense reimbursement(3)(4)        %              0.15          0.01
 Portfolio turnover rate                                        %               266           229


--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

 50      ING VP International Equity Portfolio

FINANCIAL HIGHLIGHTS                                     ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                               CLASS S
                                                                    ------------------------------
                                                                         YEAR
                                                                         ENDED        NOVEMBER 1,
                                                                     DECEMBER 31,      2001(1) TO
                                                                    ---------------   DECEMBER 31,
                                                                     2003     2002        2001
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $              9.63       8.96
 Income from investment operations:
 Net investment loss                                            $             -0.01         --
 Net realized and unrealized gain (loss) on investments         $             -2.79       0.67
 Total from investment operations                               $             -2.80       0.67
 Net asset value, end of period                                 $              6.83       9.63
 TOTAL RETURN(2):                                               %            -29.08       7.48
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $                53         11
 Ratios to average net assets:
 Expenses(3)                                                    %              0.97       0.94
 Net investment loss(3)                                         %             -0.31      -0.32
 Portfolio turnover rate                                        %               241        216


--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING VP Growth Portfolio       51

ING VP SMALL COMPANY PORTFOLIO                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                               CLASS S
                                                                    ------------------------------
                                                                         YEAR
                                                                         ENDED        NOVEMBER 1,
                                                                     DECEMBER 31,      2001(1) TO
                                                                    ---------------   DECEMBER 31,
                                                                     2003     2002        2001
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $             16.68      14.90
 Income from investment operations:
 Net investment loss                                            $             -0.04         --
 Net realized and unrealized gain (loss) on investments         $             -3.86       1.78
 Total from investment operations                               $             -3.90       1.78
 Less distribution from:
 Net investment income                                          $              0.06         --
 Total distribution                                             $              0.06         --
 Net asset value, end of period                                 $             12.72      16.68
 TOTAL RETURN(2):                                               %            -23.45      11.95
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $               184         11
 Ratios to average net assets
 Expenses(3)                                                    %              1.12       1.10
 Net investment income(3)                                       %              0.14       0.29
 Portfolio turnover rate                                        %               371        240


--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

 52      ING VP Small Company Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                CLASS S
                                                                    -------------------------------
                                                                         YEAR
                                                                         ENDED           JULY 16,
                                                                     DECEMBER 31,       2001(1) TO
                                                                    ---------------    DECEMBER 31,
                                                                     2003     2002         2001
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $             13.86       14.80
 Income from investment operations:
 Net investment income                                          $              0.12          --
 Net realized and unrealized gain (loss) on investments         $             -3.13       -0.83*
 Total from investment operations                               $             -3.01       -0.83
 Less distributions from:
 Net investment income                                          $              0.02        0.11
 Net realized gain on investments                               $                --          --
 Total distributions                                            $              0.02        0.11
 Net asset value, end of period                                 $             10.83       13.86
 TOTAL RETURN(2):                                               %            -21.74       -5.56
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $             4,597         821
 Ratios to average net assets:
 Expenses(3)                                                    %              0.71        0.69
 Net investment income(3)                                       %              0.93        0.80
 Portfolio turnover rate                                        %               139         125


--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       53

ING VP INDEX PLUS MIDCAP PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                CLASS S
                                                                    --------------------------------
                                                                          YEAR
                                                                         ENDED            JULY 16,
                                                                      DECEMBER 31,       2001(1) TO
                                                                    ----------------    DECEMBER 31,
                                                                     2003      2002         2001
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $              13.52       13.58
 Income from investment operations:
 Net investment income (loss)                                   $               0.01          --
 Net realized and unrealized gain (loss) on investments         $              -1.66       -0.06
 Total from investment operations                               $              -1.65       -0.06
 Less distributions from:
 Net investment income                                          $               0.04          --
 Net realized gain on investments                               $                 --          --
 Total distributions                                            $               0.04          --
 Net asset value, end of period                                 $              11.83       13.52
 TOTAL RETURN(2):                                               %             -12.26       -0.44
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $              5,917         830
 Ratios to average net assets:
 Net expenses after expense reimbursements(3)(4)                %               0.78        0.80
 Gross expenses prior to expense reimbursement(3)               %               0.78        0.80
 Net investment income after expense reimbursement(3)(4)        %               0.37        0.51
 Portfolio turnover rate                                        %                139         189


--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING investments, LLC within three years.

 54      ING VP Index Plus MidCap Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                CLASS S
                                                                    --------------------------------
                                                                          YEAR
                                                                         ENDED            JULY 16,
                                                                      DECEMBER 31,       2001(1) TO
                                                                    ----------------    DECEMBER 31,
                                                                     2003      2002         2001
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $              11.58       11.40
 Income from investment operations:
 Net investment income                                          $               0.00*         --
 Net realized and unrealized gain (loss) on investments         $              -1.53        0.18
 Total from investment operations                               $              -1.53        0.18
 Less distributions from:
 Net investment income                                          $               0.01          --
 Net realized gain on investments                               $               0.12          --
 Total distributions                                            $               0.13          --
 Net asset value, end of period                                 $               9.92       11.58
 TOTAL RETURN(2):                                               %             -13.39        1.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $              4,014         690
 Ratios to average net assets:
 Net expenses after expense reimbursements(3)(4)                %               0.84        0.85
 Gross expenses prior to expense reimbursement(3)               %               0.88        0.96
 Net investment income after expense reimbursement(3)(4)        %               0.05        0.10
 Portfolio turnover rate                                        %                134         134


--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING investments, LLC within three years.

* Amount represents less than $0.01.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       55

ING VP VALUE OPPORTUNITY PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                CLASS S
                                                                    --------------------------------
                                                                          YEAR
                                                                         ENDED          NOVEMBER 1,
                                                                      DECEMBER 31,       2001(1) TO
                                                                    ----------------    DECEMBER 31,
                                                                     2003      2002         2001
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $              13.24       14.58
 Income from investment operations:
 Net investment income                                          $               0.01          --
 Net realized and unrealized loss on investments                $              -3.46       -1.34
 Total from investment operations                               $              -3.45       -1.34
 Less distributions from:
 Net investment income                                          $               0.04          --
 Total distributions                                            $               0.04          --
 Net asset value, end of period                                 $               9.75       13.24
 TOTAL RETURN(2):                                               %             -26.12       -9.19
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $              1,092         307
 Ratios to average net assets:
 Expenses(3)                                                    %               0.97        0.96
 Net investment income(3)                                       %               0.26        0.29
 Portfolio turnover rate                                        %                304         185


--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

 56      ING VP Value Opportunity Portfolio

FINANCIAL HIGHLIGHTS                                   ING VP BALANCED PORTFOLIO

--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                         CLASS S
                                                                     ---------------
                                                                     MAY 29, 2003(1)
                                                                     TO DECEMBER 31,
                                                                          2003
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and unrealized gain (loss) on investments        $
 Total from investment operations                              $
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $
 Net realized gains on investments                             $
 Total distributions                                           $
 Net asset value, end of year                                  $
 TOTAL RETURN(2)                                               %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $
 Ratios to average net assets:
 Expenses                                                      %
 Net investment income                                         %
 Portfolio turnover rate                                       %


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       57

ING VP GROWTH AND INCOME PORTFOLIO                          FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                          CLASS S
                                                                     -----------------
                                                                     JUNE 11, 2003(1)
                                                                      TO DECEMBER 31,
                                                                           2003
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $
 Net realized and unrealized gain (loss) on investments        $
 Total from investment operations                              $
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $
 Net realized gains on investments                             $
 Total distributions                                           $
 Net asset value, end of year                                  $
 TOTAL RETURN(2)                                               %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $
 Ratios to average net assets:
 Expenses                                                      %
 Net investment income                                         %
 Portfolio turnover rate                                       %


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.



 58      ING VP Growth and Income Portfolio

FINANCIAL HIGHLIGHTS                                       ING VP BOND PORTFOLIO

--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                    CLASS S
                                                                       ---------------------------------
                                                                        YEAR ENDED       MAY 3, 2002(1)
                                                                       DECEMBER 31,      TO DECEMBER 31,
                                                                           2003               2002
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $
 Net realized and unrealized gain (loss) on investments        $
 Total from investment operations                              $
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $
 Net realized gains on investments                             $
 Total distributions                                           $
 Net asset value, end of year                                  $
 TOTAL RETURN(2)                                               %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $
 Ratios to average net assets:
 Expenses                                                      %
 Net investment income                                         %
 Portfolio turnover rate                                       %
--------------------------------------------------------------------------------------------------------



(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       59

ING VP MONEY MARKET PORTFOLIO                               FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                              2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                 $                          13.33          13.61          13.42          13.39
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                              $                           0.21           0.50           0.83           0.59
 Net realized and unrealized gain (loss) on
 investments                                        $                             --           0.01          -0.02           0.06
 Total from investment operations                   $                           0.21           0.51           0.81           0.65
LESS DISTRIBUTIONS FROM:
 Net investment income                              $                           0.51           0.79           0.62           0.62
 Total distributions                                $                           0.51           0.79           0.62           0.62
 Net asset value, end of year                       $                          13.03          13.33          13.61          13.42
 TOTAL RETURN(1)                                    %                           1.66           3.94           6.38           5.08
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                    $                      1,551,666      1,518,737      1,195,930      1,157,818
 Ratios to average net assets:
 Expenses                                           %                           0.34           0.34           0.34           0.34
 Net investment income                              %                           1.63           4.07           6.20           5.04
---------------------------------------------------------------------------------------------------------------------------------



(1) Additional dividends have been reinvested and does not reflect the effect of contract insurance charges.



 60      ING VP Money Market Portfolio

FINANCIAL HIGHLIGHTS                ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                           $                      12.75        14.65        14.92        14.02
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $                       0.13         0.20         0.23         0.39
 Net realized and unrealized gain (loss) on investments       $                      -1.87        -1.88        -0.32         1.56
 Total from investment operations                             $                      -1.74        -1.68        -0.09         1.95
LESS DISTRIBUTIONS FROM:
 Net investment income                                        $                       0.20         0.22         0.06         0.33
 Net realized gains on investments                            $                         --           --         0.12         0.72
 Total distributions                                          $                       0.20         0.22         0.18         1.05
 Net asset value, end of year                                 $                      10.81        12.75        14.65        14.92
 TOTAL RETURN(1)                                              %                     -13.76       -11.54        -0.67        14.35
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                              $                    165,733      197,038      216,319      214,412
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                  %                       0.75         0.74         0.75         0.74
 Gross expenses prior to expense reimbursement                %                       0.77         0.74         0.75         0.74
 Net investment income (loss) after expense
 reimbursement(2)                                             %                       1.14         1.58         1.59         2.31
 Portfolio turnover rate                                      %                        271          247          215          135


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Growth Portfolio       61

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which has been audited by KPMG LLP, independent auditors.



                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                           $                      12.31        13.58        13.77        13.32
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $                       0.20         0.29         0.35         0.45
 Net realized and unrealized gain (loss) on investments       $                      -1.36        -1.23        -0.29         0.87
 Total from investment operations                             $                      -1.16        -0.94         0.06         1.32
LESS DISTRIBUTIONS FROM:
 Net investment income                                        $                       0.29         0.33         0.09         0.36
 Net realized gains on investments                            $                         --           --         0.16         0.51
 Total distributions                                          $                       0.29         0.33         0.25         0.87
 Net asset value, end of year                                 $                      10.86        12.31        13.58        13.77
 TOTAL RETURN(1)                                              %                      -9.54        -6.99         0.41        10.22
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                              $                    158,169      181,296      189,109      197,702
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                  %                       0.70         0.70         0.70         0.74
 Gross expenses prior to expense reimbursement(2)             %                       0.77         0.74         0.75         0.74
 Net investment income (loss) after expense
 reimbursement(2)                                             %                       1.71         2.39         2.53         3.05
 Portfolio turnover rate                                      %                        267          195          213          142


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.



 62      ING VP Strategic Allocation Balanced Portfolio

FINANCIAL HIGHLIGHTS                ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which has been audited by KPMG LLP, independent auditors.



                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                  11.99      12.84      12.49      12.37
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $                   0.27       0.38       0.49       0.52
 Net realized and unrealized gain (loss) on investments        $                  -0.78      -0.68       0.11       0.34
 Total from investment operations                              $                  -0.51      -0.30       0.60       0.86
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                   0.39       0.46       0.11       0.41
 Net realized gain on investments                              $                     --       0.09       0.14       0.33
 Total distributions                                           $                   0.39       0.55       0.25       0.74
 Net asset value, end of year                                  $                  11.09      11.99      12.84      12.49
 TOTAL RETURN(1)                                               %                  -4.34      -2.37       4.81       7.10
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $                120,615    129,998    128,379    131,207
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %                   0.65       0.65       0.65       0.75
 Gross expenses prior to expense reimbursement(2)              %                   0.77       0.76       0.76       0.75
 Net investment income after expense reimbursement(2)          %                   2.36       3.30       3.81       3.75
 Portfolio turnover rate                                       %                    248        155        180        140


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Income Portfolio       63

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP PORTFOLIOS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING VP Portfolio's SEC file number. The file numbers are as follows:

ING Variable Portfolios, Inc.             811-7651
  ING VP International Equity Portfolio
  ING VP Growth Portfolio
  ING VP Small Company Portfolio
  ING VP Technology Portfolio
  ING VP Index Plus LargeCap Portfolio
  ING VP Index Plus MidCap Portfolio
  ING VP Index Plus SmallCap Portfolio
  ING VP Value Opportunity Portfolio
ING VP Balanced Portfolio, Inc.           811-5773
ING Variable Funds                        811-2514
  ING VP Growth and Income Portfolio
ING VP Bond Portfolio                     811-2361
ING VP Money Market Portfolio             811-2565
ING Strategic Allocation Portfolios,
  Inc.                                    811-8934
  ING VP Strategic Allocation Growth
    Portfolio
  ING VP Strategic Allocation Balanced
    Portfolio
  ING VP Strategic Allocation Income
    Portfolio


  [ING FUNDS LOGO]                                     VPSPROS

                      ING VARIABLE PORTFOLIOS, INC. (IVPI)



                ING STRATEGIC ALLOCATION PORTFOLIOS, INC. (ISAPI)


                          ING VP MONEY MARKET PORTFOLIO
                         ING VP BALANCED PORTFOLIO, INC.
                              ING VP BOND PORTFOLIO


           ING VARIABLE FUNDS D/B/A ING VP GROWTH AND INCOME PORTFOLIO



                     CLASS I (FORMERLY CLASS R) AND CLASS S



            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004



This Statement of Additional Information ("SAI") is not a Prospectus but is incorporated by reference in and should be read in conjunction with the current Class I (formerly Class R) and Class S Prospectuses for ING VP International Equity Portfolio, ING VP Growth Portfolio, ING VP Small Company Portfolio, ING VP Global Science and Technology Portfolio (formerly ING VP Technology Portfolio), ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Plus SmallCap Portfolio, ING VP Value Opportunity Portfolio, ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Strategic Allocation Growth Portfolio, ING VP Strategic Allocation Balanced Portfolio and ING VP Strategic Allocation Income Portfolio dated May 1, 2004 which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Unless otherwise defined in this SAI, capitalized terms used in this SAI have the meanings given them in the Prospectuses.



Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. Shares of the Portfolios also may be made available to affiliated investment companies under fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940 (the "1940 Act"). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.


IVPI and ISAPI each are authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (each, a "Portfolio" and collectively, the "Portfolios").

     IVPI currently has authorized multiple Portfolios:

     -    ING VP International Equity Portfolio


     -    ING VP Growth Portfolio



     -    ING VP Small Company Portfolio



     -    ING VP Value Opportunity Portfolio



     -    ING VP Global Science and Technology Portfolio
          (formerly known as ING VP Technology Portfolio)



     -    ING VP Index Plus LargeCap Portfolio



     -    ING VP Index Plus MidCap Portfolio



     -    ING VP Index Plus SmallCap Portfolio


     ISAPI currently has authorized three Portfolios:

     -    ING VP Strategic Allocation Growth Portfolio


     -    ING VP Strategic Allocation Balanced Portfolio



     -    ING VP Strategic Allocation Income Portfolio

The Financial Statements for each Portfolio and the independent auditors' report thereon, included in each Portfolio's Annual Report, are incorporated herein by reference in this Statement. A free copy of each Portfolio's Annual Report and Prospectus is available upon request by writing to the respective Portfolio at:
7337 Doubletree Ranch Road, Scottsdale, AZ 85258-2034, or by calling:
1-800-992-0180.

                                TABLE OF CONTENTS


GENERAL INFORMATION.............................................................      4

ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES.................................      6

INVESTMENT TECHNIQUES, RISK FACTORS AND OTHER CONSIDERATIONS....................     10

TRUSTEES AND OFFICERS...........................................................     62

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS......................................     73

INVESTMENT ADVISORY AGREEMENTS..................................................     36

SUB-ADVISORY AGREEMENTS.........................................................     80

ADMINISTRATIVE SERVICES AGREEMENTS..............................................     83

CUSTODIAN.......................................................................     84

TRANSFER AGENT..................................................................     84

INDEPENDENT AUDITORS............................................................     84

PRINCIPAL UNDERWRITER...........................................................     85

DISTRIBUTION SERVICING ARRANGEMENTS.............................................     85

PURCHASE AND REDEMPTION OF SHARES...............................................     87

BROKERAGE ALLOCATION AND TRADING POLICIES.......................................     88

NET ASSET VALUE.................................................................     92

TAX STATUS......................................................................     93

PERFORMANCE INFORMATION.........................................................     95

FINANCIAL STATEMENTS............................................................     99

                               GENERAL INFORMATION

On May 1, 2002 the name of each Portfolio and if applicable, each corresponding Portfolio, changed as follows:

OLD NAME                                  NEW NAME
--------                                  --------
Aetna Variable Portfolios, Inc.           ING Variable Portfolios, Inc.
     Aetna Growth VP                          ING VP Growth Portfolio
     Aetna International VP                   ING VP International Equity Portfolio
     Aetna Small Company VP                   ING VP Small Company Portfolio
     Aetna Value Opportunity VP               ING VP Value Opportunity Portfolio
     Aetna Index Plus LargeCap VP             ING VP Index Plus LargeCap Portfolio
     Aetna Index Plus MidCap VP               ING VP Index Plus MidCap Portfolio
     Aetna Index Plus SmallCap VP             ING VP Index Plus SmallCap Portfolio

Aetna Generation Portfolios, Inc.         ING Generation Portfolios, Inc.
     Aetna Ascent VP                          ING VP Ascent Portfolio
     Aetna Crossroads VP                      ING VP Crossroads Portfolio
     Aetna Legacy VP                          ING VP Legacy Portfolio

Aetna Variable Encore Fund                ING VP Money Market Portfolio
d/b/a Aetna Money Market VP

Aetna Balanced VP, Inc.                   ING VP Balanced Portfolio, Inc.

Aetna Income Shares d/b/a Aetna Bond VP   ING VP Bond Portfolio

Aetna Variable Fund                       ING VP Growth and Income Portfolio
d/b/a Aetna Growth and Income VP

On October 1, 2002 the names of the following Portfolios, changed as follows:

OLD NAME                                  NEW NAME
--------                                  --------
ING Generation Portfolios, Inc.           ING Strategic Allocation Portfolios, Inc.
     ING VP Ascent Portfolio                  ING VP Strategic Allocation Growth Portfolio
     ING VP Crossroads Portfolio              ING VP Strategic Allocation Balanced Portfolio
     ING VP Legacy Portfolio                  ING VP Strategic Allocation Income Portfolio


On May 1, 2002, the name of Aetna Technology Portfolio changed to ING VP Technology Portfolio. On February 17, 2004, the name of this Portfolio was again changed, to ING VP Global Science and Technology Portfolio.



Organization    ING VP Balanced Portfolio, Inc. ISAPI and IVPI were incorporated in Maryland in 1988, 1994 and 1996, respectively.



ING VP Bond, ING VP Money Market and ING VP Growth and Income Portfolios were originally established as Maryland corporations in 1973, 1974 and 1974, respectively. Each was converted to a Massachusetts business trust on May 1, 1984. Each currently operates under a Declaration of Trust (Declaration) dated May 1, 2002.

Classes    The Board of Directors/Trustees (the "Board") has the authority to subdivide each Portfolio into classes of shares having different attributes, so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in that Portfolio. Shares of each Portfolio currently are classified into two classes. Class I and Class S shares are offered through this SAI and the corresponding Prospectuses. Each class of shares has the same rights, privileges and preferences, except with respect to:
(a) the distribution fees borne by Class S; (b) the expenses allocable exclusively to each class; and (c) the voting rights on matters exclusively affecting a single class.


Capital Stock    Shares of each Portfolio have no preemptive or conversion
rights. Each share of a Portfolio has the same rights to share in dividends declared by that Portfolio. Upon liquidation of any Portfolio, shareholders in that Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders. Shares of each Portfolio are fully paid and nonassessable.


Shareholder Liability    ING VP Money Market, ING VP Bond and ING VP Growth and
Income Portfolios each are organized as a "Massachusetts business trust." Under Massachusetts's law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Portfolio, which is not true in the case of a corporation. The Declaration of each Massachusetts business trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of that Portfolio and that every written agreement, obligation, instrument or undertaking made by that Portfolio shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Portfolio. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Portfolio. The Board intends to conduct the operations of each Portfolio, with the advice of counsel, in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio.



Voting Rights    Shareholders of each Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors or Trustees, as the case may be (hereafter, Trustees) (to the extent hereinafter provided), and on other matters submitted to the vote of shareholders. Participants who select a Portfolio for investment through their variable annuity contract (VA Contract) or variable life insurance policy (VLI Policy) are not the shareholders of the Portfolio. The insurance companies whom issue the separate accounts are the true shareholders, but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meeting of the shareholders for the purpose of electing Trustees will be held unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Trustees then in office will call a shareholder meeting for election of Trustees. Vacancies occurring between any such meeting shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Trustees holding office have been elected by the shareholders. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Trustees of ING VP Money Market, ING VP Bond or ING VP Growth and Income Portfolios may be removed from office (1) at any time by two-thirds vote of the Trustees; (2) by a majority vote of Trustees where any Trustee becomes mentally or physically incapacitated; (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares; or (4) by written declaration filed with each Portfolio's custodian signed by two-thirds of a Portfolio's shareholders. Directors/Trustees of IVPI, ISAPI and ING VP Balanced Inc. may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Director/Trustee may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors/Trustees can, if they choose to do so, elect all the Directors/Trustees of a Portfolio, in which event the holders of the remaining shares will be unable to elect any person as a Director/Trustee.



1940 Act Classification    Each Portfolio is an open-end management investment
company, as that term is defined under the 1940 Act. Each Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.



As a matter of operating policy, ING VP Money Market Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that ING VP Money Market Portfolio may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give ING VP Money Market Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer for more than three business days only in the event Rule 2a-7 is amended in the future.


                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

         The investment objectives and certain investment policies of each Portfolio are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Portfolio. This means the lesser of (a) 67% of the shares of a Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of that Portfolio then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Portfolio.

As a matter of fundamental policy, a Portfolio will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Portfolio's total assets. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are excluded from this restriction;


(2) except for ING VP Global Science and Technology Portfolio, concentrate its investments in any one industry, although a Portfolio may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, each Portfolio, except for ING VP Balanced, ING VP Bond, and ING VP Growth and Income Portfolios, will classify finance companies as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Balanced and ING VP Strategic Allocation Income Portfolios will classify real estate stocks as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Portfolio's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



         Additionally for ING VP Strategic Allocation Portfolios and ING VP Money Market Portfolio, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Portfolio may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Portfolio's total assets;


(4) issue any senior security (as defined in the 1940 Act), except that (i) a Portfolio may enter into commitments to purchase securities in accordance with that Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Portfolio (other than ING VP Money Market Portfolio) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act;



(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Portfolio (other than ING VP Money Market and ING VP Bond Portfolios) may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; and
         (ii) the ING VP Strategic Allocation Portfolios may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Portfolio holds a security that is collateralized by an interest in real estate and the security defaults);



(6) invest in commodity contracts, except that a Portfolio may, to the extent appropriate under its investment program: (i) purchase securities of companies engaged in such activities; (ii) (other than ING VP Money Market Portfolio) enter into transactions in financial and index futures contracts and related options; and (iii) enter into forward currency contracts;



(7) borrow money, except that (i) a Portfolio (other than ING VP Money Market Portfolio) may enter into certain futures contracts and options related thereto; (ii) a Portfolio may enter into commitments to purchase securities in accordance with that Portfolio's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Portfolio may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Portfolio (other than ING VP Money Market Portfolio) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Portfolio's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Portfolio's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Portfolio will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; and



(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Portfolio, that Portfolio may be deemed to be an underwriter under the provisions of the Securities Act of 1933 ("1933 Act").

         The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Portfolio will not:


(1) except for ING VP Global Science and Technology Portfolio, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio as described in this Statement and in the Prospectuses;



(2) except for ING VP International Equity Portfolio, ING VP Global Science and Technology Portfolio, and the ING VP Strategic Allocation Portfolios, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). ING VP Money Market Portfolio may only purchase foreign securities or obligations that are U.S.-dollar denominated;


(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;


(5) invest more than 15% (10% for ING VP Money Market, ING VP Index Plus LargeCap, ING VP Index Plus MidCap and ING VP Index Plus SmallCap Portfolios) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to
         Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC ("ING Investments") the Portfolios' investment adviser, Aeltus Investment Management, Inc. ("ING Aeltus" or "Sub-Adviser"), Sub-Adviser to all Portfolios except ING VP Global Science and Technology Portfolio, or BlackRock Advisors, Inc. ("BlackRock" or "Sub-Adviser"), Sub-Adviser to ING VP Global Science and Technology Portfolio, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and



(6) invest more than 15% (10% for ING VP Index Plus LargeCap, ING VP Index Plus MidCap and ING VP Index Plus SmallCap Portfolios) of the total value of its assets in high yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by ING Aeltus to be of comparable quality).



         When a Portfolio's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by the Standard & Poor's Corporation, except that the industry classifications for ING VP Growth Portfolio are determined in accordance with the classifications established by the

Frank Russell Company and the industry classifications for ING VP International Portfolio have been selected by ING Aeltus. ING Aeltus believes that the industry classifications it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed at any time to reflect changes in the market place.



         ING VP Money Market Portfolio will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if ING Aeltus determines the security to be of comparable quality.



         The remainder of ING VP Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if ING Aeltus determines the security to be of comparable quality. With respect to this group of securities, ING VP Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million; whichever is greater, in the securities or obligations of a single issuer.



         ING VP International, ING VP Index Plus LargeCap, ING VP Index Plus MidCap and ING VP Index Plus SmallCap Portfolios each has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities in the capitalization range defined for the Portfolio in the Prospectuses. Each Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         ING VP Small Company Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies as defined in the Prospectuses. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         ING VP Global Science and Technology Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the science and technology sectors. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



         ING VP Bond Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

Concentration



ING VP Global Science and Technology Portfolio "concentrates" (for purposes of the 1940 Act) its assets in securities related to a particular sector or industry, which means that at least 25% of its respective assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater fluctuation than a Portfolio which has securities representing a broader range of investment alternatives.

                     INVESTMENT TECHNIQUES AND RISK FACTORS



The chart below sets out certain investment techniques that each Portfolio may employ. Descriptions of these techniques and associated risk factors follow the chart.



                                                                 ING VP
                                                      ING VP      INDEX      ING VP     ING VP                  ING
                                                      GROWTH       PLUS      INDEX      INDEX     ING VP    STRATEGIC
            ASSET CLASSES/       ING VP     ING VP      AND       LARGE-      PLUS       PLUS      SMALL    ALLOCATION
              INVESTMENT        BALANCED    GROWTH    INCOME       CAP       MIDCAP    SMALLCAP   COMPANY    BALANCED
              TECHNIQUES       PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------------------------
  Common Stock                     X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------
  Convertible Securities           X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------
  Preferred Stock                  X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------
  Synthetic Convertible
   Securities                      X                                                                             X
----------------------------------------------------------------------------------------------------------------------
  FOREIGN INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
  ADRs / EDRs/ GDRs                X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------
  Eurodollar Convertible
   Securities                      X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------
   Eurodollar/Yankee
   Dollar Instruments              X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------
   Foreign Currency Exchange
     Transactions                  X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------
  Foreign Mortgage
   Related Securities              X                                                                             X
----------------------------------------------------------------------------------------------------------------------
  Foreign and Emerging
   Market Securities(1)            X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------



                                   ING        ING         ING VP
                               STRATEGIC    STRATEGIC     GLOBAL      ING VP      ING VP                  ING VP
            ASSET CLASSES/     ALLOCATION  ALLOCATION     SCIENCE      INT.        VALUE      ING VP      MONEY
              INVESTMENT         GROWTH      INCOME      AND TECH.    EQUITY        OPP.       BOND       MARKET
              TECHNIQUES        PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------

EQUITIES
----------------------------------------------------------------------------------------------------------------------
  Common Stock                      X           X            X           X           X           X
----------------------------------------------------------------------------------------------------------------------
  Convertible Securities            X           X            X           X           X           X
----------------------------------------------------------------------------------------------------------------------
  Preferred Stock                   X           X            X           X           X           X
----------------------------------------------------------------------------------------------------------------------
  Synthetic Convertible
   Securities                       X           X                                                X
----------------------------------------------------------------------------------------------------------------------
  FOREIGN INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
  ADRs / EDRs/ GDRs                 X           X            X           X           X           X
----------------------------------------------------------------------------------------------------------------------
  Eurodollar Convertible
   Securities                       X           X            X           X           X           X
----------------------------------------------------------------------------------------------------------------------
   Eurodollar/Yankee
   Dollar Instruments               X           X            X           X           X           X           X
----------------------------------------------------------------------------------------------------------------------
   Foreign Currency Exchange
     Transactions                   X           X            X           X           X           X
----------------------------------------------------------------------------------------------------------------------
  Foreign Mortgage
   Related Securities               X           X                                                X
----------------------------------------------------------------------------------------------------------------------
  Foreign and Emerging
   Market Securities(1)             X           X            X           X           X           X           X
----------------------------------------------------------------------------------------------------------------------


------------------------


(1) Because the Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Portfolio will not, except for the ING VP Strategic Allocation Portfolios, ING VP Global Science and Technology Portfolio and ING VP International Equity Portfolio, invest more than 25% of their respective total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). ING VP Money Market Portfolio may only purchase foreign securities or obligations that are U.S.-dollar denominated.

                                                            ING VP
                                                ING VP      INDEX      ING VP     ING VP                 ING         ING
                                                GROWTH       PLUS      INDEX      INDEX      ING VP   STRATEGIC   STRATEGIC
    ASSET CLASSES/         ING VP     ING VP      AND       LARGE-      PLUS       PLUS      SMALL    ALLOCATION  ALLOCATION
      INVESTMENT          BALANCED    GROWTH    INCOME       CAP       MIDCAP    SMALLCAP   COMPANY    BALANCED     GROWTH
      TECHNIQUES         PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
  International Debt
    Securities(2)            X          X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------------
  Sovereign Debt
    Securities               X                                                                            X           X
----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------
  ARMS                       X                                                                            X           X
----------------------------------------------------------------------------------------------------------------------------
  Credit-Linked
    Notes                    X          X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------------
  Corporate Debt
    Securities(3)            X          X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------------
  Floating or Variable
    Rate Instruments(4)      X          X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------------
  GICs                       X                                                                            X           X
----------------------------------------------------------------------------------------------------------------------------
  GNMA Certificates          X                     X                                                      X           X
----------------------------------------------------------------------------------------------------------------------------
  High Yield
    Securities(5)            X          X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------------
  Mortgage Related
    Securities(6)            X                     X                                                      X           X
----------------------------------------------------------------------------------------------------------------------------
  Municipal Securities       X                     X                                                      X           X
----------------------------------------------------------------------------------------------------------------------------
  Short-Term
    Investments              X          X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------------
  Savings Association
    Obligations              X          X          X          X          X          X          X          X           X
----------------------------------------------------------------------------------------------------------------------------
  Municipal Lease
    Obligations              X                     X                                                      X           X
----------------------------------------------------------------------------------------------------------------------------

                             ING       ING VP
                          STRATEGIC    GLOBAL    ING VP      ING VP                ING VP
    ASSET CLASSES/       ALLOCATION   SCIENCE     INT.       VALUE      ING VP     MONEY
      INVESTMENT           INCOME    AND TECH.   EQUITY       OPP.       BOND      MARKET
      TECHNIQUES          PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------
  International Debt
    Securities(2)            X           X          X          X          X          X
------------------------------------------------------------------------------------------
  Sovereign Debt
    Securities               X                                            X          X
------------------------------------------------------------------------------------------
FIXED INCOME
------------------------------------------------------------------------------------------
  ARMS                       X                      X                     X          X
------------------------------------------------------------------------------------------
  Credit-Linked
    Notes                    X           X          X          X          X          X
------------------------------------------------------------------------------------------
  Corporate Debt
    Securities(3)            X           X          X          X          X          X
------------------------------------------------------------------------------------------
  Floating or Variable
    Rate Instruments(4)      X           X          X          X          X          X
------------------------------------------------------------------------------------------
  GICs                       X                                            X          X
------------------------------------------------------------------------------------------
  GNMA Certificates          X                                            X
------------------------------------------------------------------------------------------
  High Yield
    Securities(5)            X                                 X          X
------------------------------------------------------------------------------------------
  Mortgage Related
    Securities(6)            X           X                                X          X
------------------------------------------------------------------------------------------
  Municipal Securities       X                                            X          X
------------------------------------------------------------------------------------------
  Short-Term
    Investments              X           X          X          X          X
------------------------------------------------------------------------------------------
  Savings Association
    Obligations              X           X          X          X          X          X
------------------------------------------------------------------------------------------
  Municipal Lease
    Obligations              X                                            X          X
------------------------------------------------------------------------------------------


-------------------


(2) ING VP Global Science and Technology Portfolio may only invest in investment grade debt securities, which are debt securities with a Standard & Poor's Corporation (S&P) or Moody's Investor's Service, Inc. (Moody's) rating of BBB/Baa or above or, if unrated, are considered by BlackRock to be of comparable quality. ING VP Balanced Portfolio, generally maintains at least 25% of its total assets in debt securities.



(3) While corporate debt securities generally have maturities of ten years or more, the Portfolios may purchase corporate debt securities that have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by the S&P or "Aa" or higher by Moody's.


(4) Variable rate demand instruments held by a Portfolio may have maturities of more than one year, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be received through demand.


(5) A Portfolio will not invest more than 15% (10% for ING VP Index Plus LargeCap, ING VP Index MidCap and ING VP Index Plus SmallCap Portfolios) of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's, or, if unrated, considered by ING Aeltus or BlackRock, as applicable, to be of comparable quality).



(6) ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, ING VP Global Science and Technology the ING VP Strategic Allocation Portfolios, ING VP Bond Portfolio and ING VP Money Market Portfolio may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

                                                         ING VP
                                              ING VP     INDEX      ING VP     ING VP                 ING         ING
                                              GROWTH     PLUS       INDEX      INDEX      ING VP    STRATEGIC   STRATEGIC
    ASSET CLASSES/     ING VP    ING VP        AND       LARGE-     PLUS        PLUS      SMALL    ALLOCATION  ALLOCATION
    INVESTMENT        BALANCED   GROWTH      INCOME       CAP       MIDCAP    SMALLCAP   COMPANY    BALANCED    GROWTH
    TECHNIQUES       PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Subordinated           X                        X                                                      X           X
  Mortgage
Securities
-------------------------------------------------------------------------------------------------------------------------
Interest-only/         X            X           X           X         X          X          X          X           X
  Principal-only
  Stripped Mortgage
   Backed Securities
-------------------------------------------------------------------------------------------------------------------------
Tax Exempt Ind. Dev.   X                        X                                                      X           X
  Bonds & Pollution
  Control  Bonds
-------------------------------------------------------------------------------------------------------------------------
United States          X            X           X           X         X          X          X          X           X
  Govt. Securities
-------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Asset Backed           X            X           X           X         X          X          X          X           X
  Securities (non-
  Mortgage)
-------------------------------------------------------------------------------------------------------------------------
Banking Industry       X            X           X           X         X          X          X          X           X
  Obligations
-------------------------------------------------------------------------------------------------------------------------
DERIVATIVES(7)         X            X           X           X         X          X          X          X           X
-------------------------------------------------------------------------------------------------------------------------
Dealer Options(8)      X            X           X           X         X          X          X          X           X
-------------------------------------------------------------------------------------------------------------------------
  Financial Futures    X            X           X           X         X          X          X          X           X
  Contracts and
  Related Options
-------------------------------------------------------------------------------------------------------------------------
  Foreign Currency     X            X           X           X         X          X          X          X           X
  Options
-------------------------------------------------------------------------------------------------------------------------
  Forward Currency     X            X           X           X         X          X          X          X           X
  Contracts
-------------------------------------------------------------------------------------------------------------------------

                        ING        ING VP
                      STRATEGIC    GLOBAL     ING VP     ING VP                ING VP
    ASSET CLASSES/   ALLOCATION   SCIENCE      INT.      VALUE      ING VP     MONEY
    INVESTMENT         INCOME    AND TECH.   EQUITY       OPP.       BOND      MARKET
    TECHNIQUES        PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
--------------------------------------------------------------------------------------
Subordinated             X                                           X
  Mortgage
Securities
--------------------------------------------------------------------------------------
Interest-only/           X           X          X          X         X
  Principal-only
  Stripped Mortgage
  Backed Securities
--------------------------------------------------------------------------------------
Tax Exempt Ind. Dev.     X                                           X           X
  Bonds & Pollution
  Control  Bonds
--------------------------------------------------------------------------------------
United States            X           X          X          X
  Govt. Securities
--------------------------------------------------------------------------------------
OTHER INVESTMENTS                                                    X           X
--------------------------------------------------------------------------------------
Asset Backed             X           X          X          X         X           X
  Securities (non-
  Mortgage)
--------------------------------------------------------------------------------------
Banking Industry         X           X          X          X
  Obligations
--------------------------------------------------------------------------------------
DERIVATIVES(7)           X           X          X          X         X
--------------------------------------------------------------------------------------
  Dealer Options(8)      X           X          X          X         X
--------------------------------------------------------------------------------------
  Financial Futures      X           X          X          X         X
  Contracts and
  Related Options
--------------------------------------------------------------------------------------
  Foreign Currency       X           X          X          X         X
  Options
--------------------------------------------------------------------------------------
  Forward Currency       X           X          X          X
  Contracts
--------------------------------------------------------------------------------------


----------------------------

(7) For purposes other than hedging, a Portfolio (other than ING VP Money Market Portfolio) will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Portfolio, such as inverse floaters and interest-only and principal-only debt instruments. Each Portfolio may invest up to 30% of its assets in lower risk derivatives for hedging purposes or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than described above, STRIPS (Separate Trading of Registered Interest and Principal Securities) and forward exchange contracts are not subject to this 30% limitation.

---------------------------------------------------------------------------------------------------------------------------
                                                                          ING VP
                                                            ING VP         INDEX       ING VP         ING VP
                                                            GROWTH          PLUS        INDEX          INDEX        ING VP
      ASSET CLASSES/              ING VP       ING VP         AND          LARGE-        PLUS          PLUS         SMALL
        INVESTMENT               BALANCED      GROWTH       INCOME          CAP         MIDCAP       SMALLCAP      COMPANY
        TECHNIQUES              PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency
Contracts                           X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
INDEX-, CURRENCY-, AND
EQUITY-LINKED SECURITIES            X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Options on Futures(8)               X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Over the Counter Options            X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
PUT AND CALL  OPTIONS(9)            X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Stock Index Options                 X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Straddles                           X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Warrants                            X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
IPOs                                X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Other Investment Companies          X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Private Funds                       X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Real Estate Securities              X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
Securities(10)                      X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
TBA Sale Commitments                X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------
Zero Coupon and Pay-In-Kind         X             X            X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                    ING            ING           ING         ING VP
                                STRATEGIC       STRATEGIC      STRATEGIC     GLOBAL      ING VP       ING VP                ING VP
      ASSET CLASSES/            ALLOCATION     ALLOCATION     ALLOCATION     SCIENCE      INT.        VALUE      ING VP      MONEY
        INVESTMENT               BALANCED        GROWTH         INCOME      AND TECH.    EQUITY       OPP.        BOND       MARKET
        TECHNIQUES              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency
Contracts                            X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
INDEX-, CURRENCY-, AND
EQUITY-LINKED SECURITIES             X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Options on Futures(8)                X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Over the Counter Options             X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
PUT AND CALL  OPTIONS(9)             X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Stock Index Options                  X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Straddles                            X             X              X             X           X           X           X          X
------------------------------------------------------------------------------------------------------------------------------------
Warrants                             X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
IPOs                                 X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Other Investment Companies           X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Private Funds                        X             X              X             X           X           X           X          X
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities               X             X              X             X           X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid
Securities(10)                       X             X              X             X           X           X           X          X
------------------------------------------------------------------------------------------------------------------------------------
TBA Sale Commitments                 X             X              X             X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Zero Coupon and Pay-In-Kind          X             X              X             X           X           X           X          X
------------------------------------------------------------------------------------------------------------------------------------


------------------


(8) A Portfolio may purchase and sell futures contracts and related options under the following conditions: (a) the then current aggregate futures market prices of finaXncial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Portfolio's total assets (100% in the case of ING VP Strategic Allocation Growth Portfolio and 60% in the case of ING VP Strategic Allocation Balanced Portfolio) at market value at the time of entering into a contract and (b) no more than 5% of the assets at market value, at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.



(9) Each Portfolio, except the ING VP Strategic Allocation Portfolios and ING VP Money Market Portfolio, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Portfolio will not write a put if it will require more than 50% of the Portfolio's net assets to be designated to cover all put obligations. No Portfolio may buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Portfolios may purchase call and sell put options on equity securities only to close out positions previously opened; the ING VP Strategic Allocation Portfolios are not subject to these restrictions. No Portfolio will write a call option on a security unless the call is "covered' (i.e. it already owns the underlying security). A Portfolio may purchase put options when ING Investments, or the applicable Sub-Adviser, in the case of ING VP Global Science and Technology Portfolio, believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

----------------------------------------------------------------------------------------------------------------------------
                                                           ING VP
                                                ING VP     INDEX       ING VP    ING VP                  ING         ING
                                                GROWTH      PLUS       INDEX     INDEX      ING VP     STRATEGIC  STRATEGIC
    ASSET CLASSES/        ING VP     ING VP      AND       LARGE-      PLUS       PLUS       SMALL    ALLOCATION  ALLOCATION
     INVESTMENT          BALANCED    GROWTH     INCOME       CAP      MIDCAP    SMALLCAP    COMPANY    BALANCED    GROWTH
     TECHNIQUES          PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Supranational                X          X          X          X          X         X           X          X           X
 Agencies (11)
----------------------------------------------------------------------------------------------------------------------------
Other Investment
 Techniques
----------------------------------------------------------------------------------------------------------------------------
Borrowing (12)               X          X          X          X          X         X           X          X           X
----------------------------------------------------------------------------------------------------------------------------
Lending of Portfolio (13)    X          X          X          X          X         X           X          X           X
 Securities
----------------------------------------------------------------------------------------------------------------------------
Repurchase                   X          X          X          X          X         X           X          X           X
 Agreements (14)
----------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase           X                     X                                                      X           X
 Agreements and
 Dollar Rolls
----------------------------------------------------------------------------------------------------------------------------
Securities, Interest         X          X          X          X          X         X           X          X           X
 Rate and Currency
 Swaps
----------------------------------------------------------------------------------------------------------------------------
Temporary Defensive          X          X          X          X          X         X           X          X           X
 Positions
----------------------------------------------------------------------------------------------------------------------------
Short Sales (15)             X          X          X          X          X         X           X          X           X
----------------------------------------------------------------------------------------------------------------------------
When-Issued Securities       X          X          X          X          X         X           X          X           X
 and Delayed-Delivery
 Transactions
----------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
                            ING       ING VP
                         STRATEGIC    GLOBAL     ING VP      ING VP               ING VP
    ASSET CLASSES/       ALLOCATION   SCIENCE     INT.       VALUE     ING VP     MONEY
     INVESTMENT            INCOME    AND TECH.   EQUITY       OPP.      BOND      MARKET
     TECHNIQUES           PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------
Supranational                 X          X          X          X          X          X
 Agencies (11)
------------------------------------------------------------------------------------------
Other Investment                                                          X          X
 Techniques
------------------------------------------------------------------------------------------
Borrowing (12)                X          X          X          X          X          X
------------------------------------------------------------------------------------------
Lending of Portfolio (13)     X          X          X          X          X          X
 Securities
------------------------------------------------------------------------------------------
Repurchase                    X          X          X          X          X          X
 Agreements (14)
------------------------------------------------------------------------------------------
Reverse Repurchase            X                     X                     X
 Agreements and
 Dollar Rolls
------------------------------------------------------------------------------------------
Securities, Interest          X          X          X          X          X
 Rate and Currency
 Swaps
------------------------------------------------------------------------------------------
Short Sales (15)              X          X          X          X          X
------------------------------------------------------------------------------------------
When-Issued Securities        X          X          X          X          X          X
 and Delayed-Delivery
 Transactions
------------------------------------------------------------------------------------------



(10) A Portfolio will not invest more than 15% (10% for ING VP Index Plus LargeCap, ING VP Index Plus MidCap ING VP Index Plus SmallCap and ING VP Money Market Portfolios) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, or the applicable Sub-Adviser shall determine whether a particular security is deemed to be liquid based in the trading markets for the specific security and other factors.



(11) Each Portfolio may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government.



(12) Each Portfolio may borrow up to 5% of the value of its assets from a bank for temporary or emergency purposes. The Portfolios (other than ING VP Money Market Portfolio) may borrow for leveraging purposes only if after the borrowing, the value of the Portfolio's net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings.



(13) Each Portfolio may lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Portfolio's total assets.



(14) Repurchase Agreements maturing in more than seven days will not exceed 10% of the total assets of a Portfolio.



(15) A Portfolio except for ING VP Global Science and Technology Portfolio, will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio, as described in this SAI and in the Prospectuses.

EQUITY INVESTMENTS; CONVERTIBLES



COMMON AND PREFERRED STOCKS



         Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Portfolio the right to vote on issues affecting the company's organization and operations. Except for ING VP Global Science and Technology Portfolio, which concentrates its investments in the science and technology industries, such investments maybe diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.



         Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.



         Common stock and preferred stock are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.



CONVERTIBLE SECURITIES



         A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.



         The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Portfolios because the Portfolios purchase such securities for their equity characteristics.



SYNTHETIC CONVERTIBLE SECURITIES



         "Synthetic" convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Portfolios may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.



FOREIGN INVESTMENTS



American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts



         Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts
(GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Eurodollar Convertible Securities



         Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.



Eurodollar/Yankee Dollar Instruments



         Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries.



         Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.



Foreign Currency Exchange Transactions



         A Portfolio that invests in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Such Portfolio may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.



         Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of each Portfolio as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").



FOREIGN MORTGAGE RELATED SECURITIES



         Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.



FOREIGN AND EMERGING MARKET SECURITIES



         Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.



         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.



         Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.



         Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.



SOVEREIGN DEBT SECURITIES



         Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.



         Brady Bonds. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.



INTERNATIONAL DEBT SECURITIES



         International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities or zero coupon securities.



         In determining whether to invest in debt obligations of foreign issuers, the Portfolio will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolio having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.



         Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of a Portfolio's investment income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser or Sub-Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.



         Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.



         The manner, in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio that invests in such countries. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.



         Substantial limitations may exist in certain countries with respect to a Portfolio's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. No more than 15% of a Portfolio's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.



         In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Portfolio's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Portfolio's investments in certain foreign banks and other financial institutions.

         RISKS OF INVESTING IN FOREIGN SECURITIES: Investments in foreign securities involve certain inherent risks, including the following:



         MARKET CHARACTERISTICS. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolios to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Portfolio's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.



         LEGAL AND REGULATORY MATTERS. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.



         TAXES. The interest payable on certain of the Portfolios' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Portfolio.



         COSTS. The expense ratios of a Portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Investment Adviser or Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Portfolio will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's or Sub-Adviser's assessment of prevailing market, economic and other conditions.



FOREIGN BANK OBLIGATIONS



         Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks form those affecting U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

SOVEREIGN DEBT SECURITIES



         Sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.



FIXED INCOME SECURITIES



DEBT SECURITIES



         The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.



ADJUSTABLE RATE MORTGAGE SECURITIES



         Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.



         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.



         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

CREDIT-LINKED NOTES



A credit-linked note ("CLN") is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events.



Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investment.



CORPORATE DEBT SECURITIES



         Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.



FLOATING OR VARIABLE RATE INSTRUMENTS



         Each Portfolio may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Portfolio may have maturities of more than one year, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and
(ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Portfolio may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Portfolio will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

Guaranteed Investment Contracts



         Under Guaranteed Investment Contracts ("GICs") issued by insurance companies, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 15% of a Portfolio's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.



GNMA Certificates



         GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (FHA) or Farmers' Home Administration (FMHA) or guaranteed by the Veterans Administration (VA). A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the United States Government.



         GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. "Modified pass through" type GNMA Certificates, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers' and GNMA fees), whether or not the mortgagor has made such payment.



         GNMA Certificates are created by an "issuer," which is an FHA approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.



         GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA certificates as 30-year securities which prepay fully in the 12th year.

         GNMA certificates bear a nominal "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA and issuer's fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.



         Payments to holders of GNMA certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by a holder of a GNMA certificate is calculated by dividing such payments by the purchase price paid for the GNMA certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA certificates. Because of the variation in the life of the pools of mortgages which back various GNMA certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA certificates, such as that in which the Portfolio is invested, will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA certificate included in such a portfolio as described.



         The actual rate of prepayment for any GNMA certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA certificates tends to be concentrated in issues bearing the current coupon rate.



         Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is each Portfolio's policy to record these GNMA certificates on trade date, and to segregate assets to cover its commitments on trade date as well.



         GNMA CERTIFICATES -- WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold by a Portfolio with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Portfolio. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When a Portfolio engages in when-issued and delayed-delivery transactions, the Portfolio relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Portfolio missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. ING and the Sub-Adviser each does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of GNMA Certificates on a when-issued basis. A Portfolio may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. A Portfolio may earn interest on such account or securities for the benefit of shareholders.

HIGH YIELD SECURITIES



         High yield securities are debt securities that are rated lower than Baa by Moody's or BBB by S&P, or of comparable quality if unrated. High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.



         High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.



         The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.



         Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.



Risks Associated with High Yield Securities



         The medium- to lower-rated and unrated securities in which the Portfolios may invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:



         High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.



         Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.



         The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolios' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.



         Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.



         Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Portfolio's Board of Director/Trustees to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent a Portfolio owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.



         Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Portfolios report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.



         Limitations of Credit Ratings. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser and a Portfolio's Sub-Adviser may primarily rely on their own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio's investment objective may be more dependent on the

Investment Adviser's or Sub-Adviser's own credit analysis than might be the case for a fund, which invests in higher quality bonds. The Investment Adviser, or Sub-Adviser, when applicable, continually monitors the investments in each Portfolio's portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Portfolios may retain a security whose rating has been changed.



         Congressional Proposals. New laws and proposed new laws may negatively affect the market for high yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investment in high yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could have a negative effect on a Portfolio's net asset value.



MORTGAGE RELATED SECURITIES



         The Portfolios may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. Government. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.



         Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Portfolio might be converted to cash, and the Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.



         CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.



         CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government, such as GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.



         Risks of Mortgage Related Investment Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest -only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Portfolio could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.



MUNICIPAL SECURITIES



         Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.



         In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.



         The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.



         Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.



         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.



         Moral Obligation Securities - Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.



         Industrial Development and Pollution Control Bonds -These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.



         Municipal Lease Obligations -These are lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Portfolio may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

         The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.



         Short-Term Municipal Obligations - These securities include the following:



         Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.



         Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.



         Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.



         Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.



         Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.



SHORT-TERM INVESTMENTS



         Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Portfolios may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.



Certificates of deposit and bankers' acceptances acquired by the Portfolios will be dollar-denominated obligations of domestic or foreign banks or financial institutions



         A Portfolio will not invest in any security issued by a commercial bank unless the bank is federally chartered and has total assets of at least U.S. 1 billion, or the equivalent in other currencies. All Portfolios may invest in obligations of savings banks. A Portfolio will not invest in any security issued by a savings bank unless such institution is federally chartered and has total assets of at least U.S. $1 billion.



         A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests


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


only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.



         For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.



         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.



SAVINGS ASSOCIATION OBLIGATIONS



         The certificates of deposit (interest-bearing time deposits) in which a Portfolio may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.



MUNICIPAL LEASE OBLIGATIONS



         Municipal Lease Obligations -These are lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Portfolio may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.


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


SUBORDINATED MORTGAGE SECURITIES



         Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.



         The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.



         In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.



         A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.



         A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolios by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolios would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

         The Investment Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolios seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.



INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE BACKED SECURITIES



         STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.



TAX EXEMPT INDUSTRIAL DEVELOPMENT BOND AND POLLUTION CONTROL BONDS



         Tax Exempt Industrial Development Bond and Pollution Control Bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.



UNITED STATES GOVERNMENT SECURITIES



         Investments in U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself if the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

OTHER INVESTMENTS



ASSET BACKED SECURITIES (NON-MORTGAGE)



         Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.



         Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.



         A Portfolio may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Portfolio's investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Portfolio.



         Aircraft Lease Receivables - An aircraft lease receivable ("ALR") is an asset-backed security. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

BANKING INDUSTRY OBLIGATIONS



         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolios will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.



         A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.



         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.



DERIVATIVES



         DEALER OPTIONS Certain risks are specific to dealer options and exchange-traded options. While a Portfolio might look to a clearing corporation to exercise exchange-traded options, if a Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.



         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.



         The Staff of the SEC takes the position that purchased dealer options are illiquid securities. A Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolio will treat dealer options as subject to the Portfolio's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instruments accordingly.



FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS



         A Portfolio may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).



         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.



         Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.



         The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.



         When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Portfolio might not be successful and the Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Portfolio's overall return could be less than if the hedging transactions had not been undertaken.



         Investments in futures contracts on fixed income securities involve the risk that if ING Investment's or ING Aeltus' judgment concerning the general direction of interest rates is incorrect, a Portfolio's overall performance may be poorer than if it had not entered into any such contract. For example, if a Portfolio has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.



         Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.



         Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.



         "Margin" is the amount of funds that must be deposited by a Portfolio with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Portfolio's futures contracts. A margin deposit is intended to assure the Portfolio's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.



         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Portfolio. These daily payments to and from a Portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each

Portfolio will mark-to-market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.



         When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements. A Portfolio can buy and write (sell) options on futures contracts.



         Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Portfolio will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Portfolio, which could require the Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Portfolio's ability to effectively hedge its portfolio, or the relevant portion thereof.



         The trading of futures and options contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments



FOREIGN CURRENCY OPTIONS



         A Portfolio may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Portfolio collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Portfolio's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

FORWARD FOREIGN CURRENCY CONTRACTS



         Forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Portfolio may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Portfolio may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Sub-Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Portfolio may experience losses or gains on both the underlying security and the cross currency hedge.



         Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.



         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transactions costs.



         At or before the maturity of a forward exchange contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the


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exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.



         The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Sub-Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.



         Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolios at one rate, while offering a lesser rate of exchange should the Portfolios desire to resell that currency to the dealer.



INDEX-, CURRENCY- AND EQUITY-LINKED SECURITIES



         "Index-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Composite Stock Price Index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.



         Index and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.



OPTIONS ON FUTURES



         A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.


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OVER THE COUNTER OPTIONS



         The staff of the SEC has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Portfolio will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Portfolio intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser. Under these special arrangements, the Portfolio will enter into contracts with primary dealers that provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Portfolio. Under such circumstances, the Portfolio will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Portfolio might pay more to repurchase the OTC Option contract than the Portfolio would pay to close out a similar exchange traded option.



PUT AND CALL OPTIONS



         A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ING Investments or the Sub-Adviser.



         The Portfolios will not write call options on when-issued securities. The Portfolios purchase call options on primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.



         So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.


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


         When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.



         An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).



         A Portfolio may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or [market indices] is that a Portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Portfolio's obligation might be more or less than the premium received when it originally wrote the option. Further, a Portfolio might occasionally not be able to close the option because of insufficient activity in the options market.



         In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.



         If a put option is sold by a Portfolio, the Portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.



         The purchase of put options may be used to protect a Portfolio's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Portfolio when it does not hold the underlying security.



         The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that Portfolio. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Portfolio. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.



         Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Portfolio will be able to effect a closing transaction at a favorable price. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.



         FOREIGN FUTURES CONTRACTS AND FOREIGN OPTIONS Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA), nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.



         Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent a Portfolio from being a commodity pool the Portfolios enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Portfolio expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Portfolio in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of a Portfolio's net assets, after taking into account realized profits and unrealized losses on such futures contracts.



         Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.



         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transactions costs.



         At or before the maturity of a forward exchange contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.



         The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Sub-Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.



         Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolios at one rate, while offering a lesser rate of exchange should the Portfolios desire to resell that currency to the dealer.

STRADDLES



         A straddle consists of a combination of a call and a put written on the same underlying security. A straddle is "covered" when sufficient assets are deposited to meet the Portfolio's immediate obligations. The Portfolios may use the same liquid assets to cover both the call and put options when the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."



SWAP TRANSACTIONS



         Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements ("swap options").



         A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.



         Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio's investment objectives and general investment policies, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.



         A Portfolio may enter into credit swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.



         A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio that may engage in swaps may write (sell) and purchase put and call swap options.



         Most swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Portfolio's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Portfolio's investment restriction concerning senior securities. The Portfolios will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's total assets.



         Whether a Portfolio's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolios' repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.



         Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.



         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.



SECURITIES, INTEREST RATE AND CURRENCY SWAPS Interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which a Portfolio may invest are described in the Prospectuses. A Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."



         Risks of Investing in Options There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons,


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decide or be compelled at some future date to discontinue the trading of options
(or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.



         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Portfolio may enter into options transactions may be limited by the Code requirements for qualification of the Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."



         In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.



WARRANTS



         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio's entire investment therein).



INITIAL PUBLIC OFFERINGS



         Initial Public Offerings (IPOs) occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.



         Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.



         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary


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


income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.



         The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and, therefore, have a more limited effect on the Portfolios' performance.



         There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.



OTHER INVESTMENT COMPANIES



         A Portfolio may not (i) invest more than 10% of its total assets in other investment companies; (ii) invest more than 5% of its total assets in any one investment company; or (iii) purchase greater than 3% of the total outstanding securities of any one investment company. A Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as that Portfolio. No Portfolio will invest in other investment companies in reliance on Section 12(d)(1)(F) or
(G) of the 1940 Act.



         Investment Companies that Invest in Senior Loans - Other investment companies include those that invest primarily in interests in variable or floating rate loans or notes ("Senior Loans"). Senior Loans in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.



         Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Portfolio's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.



         Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.



         Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had


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issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.



         In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.



         Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.



         Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Portfolio's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.



         Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a Portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.



         Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.


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


         There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio would also bear its pro rata portions of each other investment company's advisory and operational expenses. When the Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.



EXCHANGE TRADED FUNDS (ETFS)



         Exchange Traded Funds ("ETFs") are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.



PRIVATE FUNDS



         U.S. or foreign private limited partnerships or other investment funds, which are referred to as Private Funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Portfolio's ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolio's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio's entire investment in the Private Fund.



         Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Portfolio owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Portfolio receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.



         The pooled investments allow the Portfolio to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolio significantly. However, the Portfolio bears any expenses incurred by the trust. In addition, the Portfolio assumes the liquidity risks generally associated the privately offered pooled investments.



         Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the


                                       53

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trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities. The Portfolios cannot that they can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.



         Private Funds also include investments certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.



SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES



         The Portfolios consider securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.



REAL ESTATE SECURITIES



         A Portfolio's investments in real estate securities include investment in Real Estate Investment Trusts ("REITs") and other real estate operating companies ("REOCs"). A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. A REIT is a corporation or business trust that meets the definitional requirements of the Code. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although a Portfolio will not invest directly in real estate, a Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the


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REITs may be subject to certain of the foregoing risks to a greater extent.
Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.



         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.



         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.



RESTRICTED AND ILLIQUID SECURITIES



         A Portfolio may invest in a restricted security or an illiquid security if ING Investments, ING Aeltus or BlackRock believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.



         Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a Portfolio would be permitted to sell them. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Some securities are eligible for purchase or sale without SEC registration by certain "qualified institutional buyers." Such restricted securities could be


                                       55

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treated as liquid because a trading market exists. However, these securities could be less liquid than registered securities traded on established secondary markets. Some liquid and restricted securities include Private Funds. (See discussion of Private Funds, above.)



         A Portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by a Portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by a Portfolio in good faith pursuant to procedures adopted by the Company's Board of Directors.



         Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under a Portfolio's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.



TBA SALE COMMITMENTS



         Each Portfolio may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.



ZERO COUPON AND PAY-IN-KIND SECURITIES



         Zero coupon and deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.



         The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Portfolio may realize no return on its investment, because these securities do not pay cash interest.


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SUPRANATIONAL AGENCIES



         Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.



INVESTMENT TECHNIQUES



BORROWING



         If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint.



         When a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.



         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



LENDING OF PORTFOLIO SECURITIES



         In order to generate additional income, each Portfolio may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities does not exceed 33 1/3% of the Portfolio's total assets. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Portfolios and are collateralized by cash, securities or letters of credit. The Portfolios might experience a loss if the financial institution defaults on the loan. The Portfolios seek to mitigate this risk through contracted indemnification upon default.



         The borrower at all times during the loan must maintain with the Portfolios cash or cash equivalent collateral or provide to the Portfolios an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Portfolios any interest paid on such securities, and the Portfolios may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the

Portfolios or the borrower at any time. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Portfolio could incur losses in connection with the investment of such cash collateral.



REPURCHASE AGREEMENTS



         Repurchase agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Portfolio.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS



         Reverse repurchase agreement transactions involve the sale of U.S. Government securities held by a Portfolio, with an agreement that a Portfolio will repurchase such securities at an agreed upon price and date. A Portfolio will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of a Portfolio's total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



         In order to enhance portfolio returns and manage prepayment risks, certain Portfolios may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security. When a Portfolio enters into a dollar roll transaction, cash and/or liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.



         Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Portfolio depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Portfolio's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Portfolio's yield in the manner described above; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.



SHORT SALES AGAINST THE BOX



         If a Portfolio sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Portfolio held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Portfolio, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Portfolio enters into a short sale of property that becomes substantially worthless, the Portfolio will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.



TEMPORARY DEFENSIVE POSITIONS



         A Portfolio may invest in short-term, high-quality debt instruments and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the Investment Adviser's or the Sub-Adviser's determination to do so within the investment guidelines and policies of the Portfolio; (iii) to permit the Portfolio to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that a Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Portfolio may invest for temporary defensive purposes include (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities;
(iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. The Portfolios will invest in short-term instruments that do not have a maturity of greater than one year.



TRUST-PREFERRED SECURITIES



         Trust-preferred securities, also known as trust-issued securities, are those that have the characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represent 3% of the trust's assets. The remaining 97% consists of trust-preferred securities, which are then sold to investors. The trust uses the sale proceeds to purchase a subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the funds received to make dividend payments to the holders of the trust-preferred securities. The primary advantage for this particular structure is that the trust-preferred securities are treated by the financial institution as debt securities for tax purposes, and as equity for the purpose of calculating capital requirements.



         In certain instances, this structure involves more than one financial institution and, accordingly, more than one trust. In this pooled offering, a separate trust is created that issues securities to investors and uses the proceeds to purchase the trust-preferred securities issued by the special-purpose trust subsidiaries of the participating financial institutions. Therefore, the trust-preferred securities held by investors are backed by the trust-preferred securities issued by the trust subsidiaries.



         In identifying the risks of trust-preferred securities, ING Investments, ING Aeltus or BlackRock evaluates the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.



WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY SECURITIES



         In order to secure prices or yields deemed advantageous at the time the Portfolios may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolios may also enter into forward commitments. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be

"marked to market" daily. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, a Portfolio may realize a capital gain or loss. When a Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.



         When the time comes to pay for the securities acquired on a delayed delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.






PORTFOLIO TURNOVER



         A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains. Each Portfolio's historical turnover rates are included in the Financial Highlights tables in the Prospectuses.



         [The portfolio turnover rates for ____________ Portfolios increased from [ ]%, in 2002 to [ ]%, respectively, in 2003. These higher portfolio turnover rates were due in part to ____________________.]



         The portfolio turnover rates for VP Bond, VP Balanced and VP Value Opportunity increased from 219%, 167% and 185% in 2001 to 565%, 345% and 304%, respectively, in 2002. These higher portfolio turnover rates were due in part to a change in Portfolio Managers. In particular, the Portfolio Manager to VP Balanced and VP Value Opportunity effected certain changes in focus with respect to the equity securities in which each such Portfolio invests. The change in portfolio turnover rates also could be attributed to the volatility of the fixed income markets in 2002, which resulted in VP Bond and the fixed income portion of VP Balanced becoming more actively managed. Finally, a portion of the increase in portfolio turnover rate for VP Bond and VP Balanced can be attributed to a change in accounting practices to include "to be announced" ("TBA") securities in the portfolio turnover rate calculation. Had TBA securities not been included in the calculation, the portfolio turnover rate for each Portfolio would have been lower for the year ended December 31, 2002.

                         DIRECTORS/TRUSTEES AND OFFICERS



MANAGEMENT OF THE COMPANY/TRUST



Set forth in the table below is information about each Director/Trustee of the Company/Trust and Portfolios.



                                                                                        NUMBER OF
                                          TERM OF                                      PORTFOLIOS
                                        OFFICE AND                                       IN FUND
                                         LENGTH OF                                       COMPLEX
 NAME, ADDRESS AND   POSITION(S) HELD      TIME           PRINCIPAL OCCUPATION(S)      OVERSEEN BY       OTHER BOARD MEMBERSHIPS
        AGE             WITH FUND        SERVED(1)        DURING THE PAST 5 YEARS     DIRECTOR****          HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------------------------------------
J. SCOTT FOX(2)      Director           Since 1997     President and Chief                 54        Mr. Fox serves as director of
10 State House                                         Executive Officer (April                      the board of IPC Financial
Square                                                 2001 to present), Managing                    Network, Inc. (January 2001
Hartford,                                              Director and Chief Operating                  to present)
Connecticut 06107                                      Officer (April 1994 to April
Date of Birth:                                         2001), Chief Financial
02/01/1955                                             Officer (April 1994 to July
                                                       2001), Aeltus Investment
                                                       Management, Inc.;
                                                       Executive Vice President
                                                       (April 2001 to present),
                                                       Director, Chief Operating
                                                       Officer (February 1995 to
                                                       present), Chief Financial
                                                       Officer, Managing Director
                                                       (February 1995 to April
                                                       2001), Aeltus Capital,
                                                       Inc; Senior Vice President
                                                       - Operations, Aetna Life
                                                       Insurance and Annuity
                                                       Company, March 1997 to
                                                       December 1997.
----------------------------------------------------------------------------------------------------------------------------------

THOMAS J.            Director           February       Chief Executive Officer, ING       170        Director, Hemisphere, Inc.
McINERNEY(3)                            2001 -         U.S. Financial Services                       (May 2003 - Present);
7337 E. Doubletree                      Present        (September 2001 - Present);                   Trustee, ING Investors Trust
Ranch Rd.                                              General Manager and Chief                     (February 2002 - Present);
Scottsdale,                                            Executive Officer, ING U.S.                   Director, Equitable Life
Arizona 85258                                          Worksite Financial Services                   Insurance Co., Golden
Date of Birth:                                         (December 2000 - Present);                    American Life Insurance Co.,
05/05/1956                                             Member, ING Americas                          Life Insurance Company of
                                                       Executive Committee (2001 -                   Georgia, Midwestern United
                                                       Present); President, Chief                    Life Insurance Co., ReliaStar
                                                       Executive Officer and                         Life Insurance Co., Security
                                                       Director of Northern Life                     Life of Denver, Security
                                                       Insurance Company (March                      Connecticut Life Insurance
                                                       2001 - October 2002), ING                     Co., Southland Life Insurance
                                                       Aeltus Holding Company, Inc.                  Co., USG Annuity and Life
                                                       (2000 - Present), ING Retail                  Company, and United Life and
                                                       Holding Company (1998 -                       Annuity Insurance Co. Inc
                                                       Present), ING Life Insurance                  (March 2001 - Present);
                                                       and Annuity Company                           Trustee, Ameribest Life
                                                       (September 1997 - November                    Insurance Co., (2001-2003);
                                                       2002) and ING Retirement                      Trustee, First Columbine Life
                                                       Holdings, Inc. (1997 -                        Insurance Co., (2001-2002);
                                                       Present). Formerly, General                   Member of the Board, National
                                                       Manager and Chief Executive                   Commission on Retirement
                                                       Officer, ING Worksite                         Policy, Governor's Council on
                                                       Division (December 2000 -                     Economic Competitiveness and
                                                       October 2001), President,                     Technology of Connecticut,
                                                       ING-SCI, Inc. (August 1997 -                  Connecticut Business and
                                                       December 2000); President,                    Industry Association,
                                                       Aetna Financial Services                      Bushnell; Connecticut Forum;
                                                       (August 1997 - December                       Metro Hartford Chamber of
                                                       2000); Head of National                       Commerce; and is Chairman,
                                                       Accounts, Core Sales and                      Concerned Citizens for
                                                       Marketing, Aetna U.S.                         Effective Government.
                                                       Healthcare (April 1996 -
                                                       March 1997).
----------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------------------------------------
ALBERT E.            Director           June 1998 -    Director, Business and              54        None
DEPRINCE, JR.                           Present        Economic Research Center,
3029 St. Johns                                         August 1999 to present, and
Drive                                                  Professor of Economics and
Murfreesboro,                                          Finance, Middle Tennessee
Tennessee 37129                                        State University, August
Date of Birth:                                         1991 to present.
04/24/1941
----------------------------------------------------------------------------------------------------------------------------------
MARIA T. FIGHETTI    Director           April 1994 -   Associate Commissioner for          54        None
325 Piermont Road                       Present        Contract Management, Health
Closter,                                               Services, New York City
New Jersey                                             Department of Mental Health,
07624                                                  Mental Retardation and
Date of Birth:                                         Alcohol Services July 1973
09/07/1943                                             to October 2002.
----------------------------------------------------------------------------------------------------------------------------------
SIDNEY KOCH          Director           April 1994 -   Financial Adviser,                  54        None
455 East 86th                           Present        self-employed, January 1993
Street                                                 to present.
New York, New York
10028
Date of Birth:
04/22/1935
----------------------------------------------------------------------------------------------------------------------------------
CORINE T. NORGAARD   Director           June 1991 -    Dean of the Barney School of        54        Director, Mass Mutual
556 Wormwood Hill                       Present        Business, University of                       Corporate Investors (April
Mansfield Center,                                      Hartford, August 1996 to                      1997 - Present)
Connecticut 06250                                      present.
Date of Birth:
06/20/1937
----------------------------------------------------------------------------------------------------------------------------------
EDWARD T. O'DELL     Director           June 2002 -    Formerly, Partner/Chairman,         54        None
7337 E. Doubletree                      Present        Financial Service Group,
Ranch Rd.                                              Goodwin Procter LLP (June
Scottsdale,                                            1966 to September 2000);
Arizona 85258                                          Chairman, Committee I -
Date of Birth:                                         International Bar
11/26/1935                                             Association (1995 to 1999).
----------------------------------------------------------------------------------------------------------------------------------

JOSEPH E.            Director           January 2003   President, Obermeyer &              54        None
OBERMEYER (4)                           - Present      Associates, Inc. (November
9909 NE 4th Avenue                                     1999 to present) and Senior
Rd.                                                    Manager, Arthur Anderson,
Miami Shores, FL                                       LLP (1995 - October 1999).
33138
Date of Birth:
10/24/1957
----------------------------------------------------------------------------------------------------------------------------------



(1)      Directors serve until their successors are duly elected and qualified.



(2) Mr. Fox is an "interested person", as defined by the 1940 Act, because of his relationship with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.



(3) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his relationship with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.






****     FOR THE PURPOSES OF THIS TABLE, "FUND COMPLEX" MEANS THE FOLLOWING
INVESTMENT COMPANIES: ING EQUITY TRUST; ING FUNDS TRUST; ING INVESTMENT FUNDS, INC.; ING INVESTORS TRUST; ING MAYFLOWER TRUST; ING MUTUAL FUNDS; ING PRIME RATE TRUST; ING SENIOR INCOME FUND; ING VARIABLE INSURANCE TRUST; ING VARIABLE PRODUCTS TRUST; ING EMERGING MARKETS FUND, INC.; ING VP NATURAL RESOURCES TRUST; USLICO SERIES FUND, ING PARTNERS, INC.; ING VP BALANCED PORTFOLIO, INC.; ING STRATEGIC ALLOCATION PORTFOLIO, INC.; ING GET FUNDS; ING VP BOND PORTFOLIO; ING VP MONEY MARKET PORTFOLIO; ING VARIABLE FUNDS, INC.; ING VARIABLE PORTFOLIOS, INC.; AND ING SERIES FUND, INC.

OFFICERS


Information about the Company's/Trust's officers are set forth in the table below:



   NAME, ADDRESS AND     POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH OF         PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
          AGE             THE COMPANY/TRUST               TIME SERVED                                  YEARS (1)
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY        President, Chief      February 2002 - Present              President and Chief Executive Officer, ING
7337 E. Doubletree       Executive Officer                                          Capital Corporation, LLC, ING Funds Services,
Ranch Rd.                and Chief Operating                                        LLC, ING Advisors, Inc., ING Investments, LLC,
Scottsdale, Arizona      Officer                                                    Lexington Funds Distributor, Inc., Express
85258                                                                               America T.C., Inc. and EAMC Liquidation Corp.
Date of Birth:                                                                      (December 2001 - Present); Executive Vice
04/09/1949                                                                          President and Chief Operating Officer and ING
                                                                                    Funds Distributor, LLC (June 2000 - Present).
                                                                                    Formerly, Executive Vice President and Chief
                                                                                    Operating Officer, ING Quantitative Management,
                                                                                    Inc. (October 2001 - September 2002), Senior
                                                                                    Executive Vice President (June 2000 - December
                                                                                    2000) and Secretary (April 1995 - December
                                                                                    2000), ING Capital Corporation, LLC, ING Funds
                                                                                    Services, LLC, ING Investments, LLC, ING
                                                                                    Advisors, Inc., Express America T.C., Inc. and
                                                                                    EAMC Liquidation Corp.; Executive Vice
                                                                                    President, ING Capital Corporation, LLC and its
                                                                                    affiliates (May 1998 - June 2000); and Senior
                                                                                    Vice President, ING Capital Corporation, LLC
                                                                                    and its affiliates (April 1995 - April 1998).
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND        Executive Vice        April 2002 - Present                 Executive Vice President, Chief Financial
7337 E. Doubletree       President,                                                 Officer and Treasurer, ING Funds Services, LLC,
Ranch Rd.                Assistant Secretary                                        ING Funds Distributor, LLC, ING Advisors, Inc.,
Scottsdale, Arizona                                                                 ING Investments, LLC, Inc., Lexington Funds
85258                    Principal Financial                                        Distributor, Inc., Express America T.C., Inc.
Date of Birth:           Officer               February 2002 -- Present             and EAMC Liquidation Corp. (December 2001 -
05/30/1958                                                                          Present). Formerly, Executive Vice President,
                                                                                    Chief Financial Officer and Treasurer ING
                                                                                    Quantitative Management (December 2001 -
                                                                                    September 2002), Senior Vice President, ING
                                                                                    Funds Services, LLC, ING Investments, LLC and
                                                                                    ING Funds Distributor, LLC (June 1998 -
                                                                                    December 2001) and Chief Financial Officer of
                                                                                    Endeavor Group (April 1997 - June 1998).
-----------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER         Executive Vice        February 2002 - Present              Executive Vice President, ING Advisors, Inc.
7337 E. Doubletree       President                                                  and ING Investments, LLC (July 2000 - Present)
Ranch Rd.                                                                           and Chief Investment Officer of the
Scottsdale, Arizona                                                                 International Portfolios, ING Investments, LLC
85258                                                                               (July 1996 - Present). Formerly, President and
Date of Birth:                                                                      Chief Executive Officer, ING Investments, LLC
05/14/1950                                                                          (August 1996 - August 2000).
-----------------------------------------------------------------------------------------------------------------------------------

   NAME, ADDRESS AND     POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH OF         PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
          AGE             THE COMPANY/TRUST               TIME SERVED                                  YEARS (1)
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA           Senior Vice           February 2002 - Present              Senior Vice President and Assistant Secretary,
7337 E. Doubletree       President and                                              ING Funds Services, LLC, ING Funds Distributor,
Ranch Rd.                Assistant Secretary                                        LLC, ING Advisors, Inc., ING Capital
Scottsdale, Arizona                                                                 Corporation, LLC, ING Investments, LLC (October
85258                                                                               2001 - Present) and Lexington Funds
Date of Birth:                                                                      Distributor, Inc. (December 2001 - Present).
06/17/1963                                                                          Formerly, Senior Vice President and Assistant
                                                                                    Secretary, ING Quantitative Management, Inc.
                                                                                    (October 2001 - September 2002), Vice
                                                                                    President, ING Investments, LLC (April 1997 -
                                                                                    October 1999), ING Funds Services, LLC
                                                                                    (February 1997 - August 1999) and Assistant
                                                                                    Vice President, ING Funds Services, LLC (August
                                                                                    1995 - February 1997).
-----------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON     Senior Vice           December 2003 - Present              Senior Vice President, ING Funds Services, LLC,
7337 E. Doubletree       President                                                  ING Funds Distributor, LLC, ING Advisors, Inc.
Ranch Rd.                                                                           and ING Investments, LLC (October 2003 -
Scottsdale, Arizona      Vice President        February 2002 - December 2003        Present). Vice President  and Secretary, ING
85258                                                                               Funds Services, LLC, ING Funds Distributor, LLC
Date of Birth:           Secretary             February 2003 - September 2003       (October 2001 - Present) and Lexington Funds
07/25/1964                                                                          Distributor, Inc. (December 2001 - Present).
                                                                                    Formerly, Vice President, ING Quantitative
                                                                                    Management, Inc. (October 2001 - September
                                                                                    2002); Assistant Vice President, ING Funds
                                                                                    Services, LLC (November 1999 - January 2001) and
                                                                                    has held various other positions with ING Funds
                                                                                    Services, LLC for more than the last five years.


-----------------------------------------------------------------------------------------------------------------------------------
THERESA K. KELETY        Secretary             September 2003 - Present             Joined ING in April 2003 as Counsel
7337 E. Doubletree                                                                  specializing in securities law, particularly
Ranch Rd.                                                                           the 1940 Act and the Advisers Act; prior to
Scottsdale, Arizona                                                                 joining ING, practiced for nine years with
85258                                                                               private law firms, including with Shearman &
Date of Birth:                                                                      Sterling beginning in 2000 and previously with
02/28/1963                                                                          Sutherland Asbill & Brennan, specializing in
                                                                                    legal issues arising under the 1940 Act, the
                                                                                    Advisers Act, and NASD regulations applicable
                                                                                    to mutual funds.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID GREENWALD          Vice-President        August 2003 - Present                Vice President of Mutual Fund Compliance of ING
7337 E. Doubletree                                                                  Funds Services, LLC (May 2003 - Present).
Ranch Rd.                                                                           Formerly Assistant Treasurer and Director of
Scottsdale, Arizona                                                                 Mutual Fund Compliance and Operations of
85258                                                                               American Skandia, A Prudential Financial
Date of Birth:                                                                      Company (October 1996 - May 2003).
09/24-1957
-----------------------------------------------------------------------------------------------------------------------------------

   NAME, ADDRESS AND     POSITIONS HELD WITH     TERM OF OFFICE AND LENGTH OF         PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
          AGE             THE COMPANY/TRUST               TIME SERVED                                  YEARS (1)
-----------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV         Vice President and    February 2002 - Present              Vice President, ING Funds Services, LLC
7337 E. Doubletree       Treasurer                                                  (October 2001 - Present) and ING Investments,
Ranch Rd.                                                                           LLC (August 1997 - Present); Accounting
Scottsdale, Arizona                                                                 Manager, ING Investments, LLC (November 1995 -
85258                                                                               Present).
Date of Birth:
09/25/1967
-----------------------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER      Vice President        March 2003 - Present                 Vice President and Chief Compliance Officer,
7337 E. Doubletree                                                                  ING Funds Distributor, LLC. (July 1995 -
Ranch Rd.                                                                           Present); Vice President (February 1996 -
Scottsdale, Arizona                                                                 Present) and Chief Compliance Officer (October
85258                                                                               2001 - Present) ING Investments, LLC; Vice
Date of Birth:                                                                      President and Chief Compliance Officer, ING
02/06/1954                                                                          Advisors, Inc. (July 2000 - Present), Vice
                                                                                    President and Chief Compliance Officer, ING
                                                                                    Quantitative Management, Inc. (July 2000 -
                                                                                    September 2002), and Vice President, ING Fund
                                                                                    Services, LLC (July 1995 - Present).
-----------------------------------------------------------------------------------------------------------------------------------
TODD MODIC               Vice President        September 2003 - Present             Director of Financial Reporting, ING
7337 E. Doubletree                                                                  Investments, LLC (March 2001 - Present).
Ranch Rd.                Assistant Vice        April 2002 - September 2003          Formerly, Director of Financial Reporting,
Scottsdale, Arizona      President                                                  Axient Communications, Inc. (May 2000 - January
85258                                                                               2001) and Director of Finance, Rural/Metro
Date of Birth:                                                                      Corporation (March 1995 - May 2000).
11/03/1967
-----------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON        Assistant Vice        April 2002 - Present                 Assistant Vice President, ING Funds Services,
7337 E. Doubletree       President                                                  LLC (October 2001 - Present). Formerly,
Ranch Rd.                                                                           Manager of Fund Accounting and Fund Compliance,
Scottsdale, Arizona                                                                 ING Investments, LLC (September 1999 - November
85258                                                                               2001); Section Manager of Fund Accounting,
Date of Birth:                                                                      Stein Roe Mutual Funds (July 1998 - August
05/29/1958                                                                          1999); and Financial Reporting Analyst, Stein
                                                                                    Roe Mutual Funds (August 1997 - July 1998).
-----------------------------------------------------------------------------------------------------------------------------------
SUSAN KINENS             Assistant Vice        March 2003 - Present                 Assistant Vice President and Assistant
7337 E. Doubletree       President and                                              Secretary, ING Funds Services, LLC (December
Ranch Rd.                Assistant Secretary                                        2002 - Present); and has held various other
Scottsdale, Arizona                                                                 positions with ING Funds Services, LLC for the
85258                                                                               last five years.
Date of Birth:
12/31/1976
-----------------------------------------------------------------------------------------------------------------------------------

(1) The following documents the evolution of the name of each corporate entity referenced in the above biographies:



ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
   LLC)
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
     Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
     Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed)
  ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
     Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
     Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
     Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)



  **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
     Investment Management Corporation)



ING Funds Distributor, LLC. (October 2002)
  ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor,
     LLC)
  ING Funds Distributor, LLC (October 2002 - formed)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
     Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
     Inc.)
  Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
     Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
     Distributors Corporation)
  Newco Distributors Corporation (December 1994 - incorporated)



ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
     Management Corporation)
  ING Lexington Management Corporation (October 2000 - name changed from
     Lexington Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)



ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
     Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
     Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
     Inc.) Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
     Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)



ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
   Corporation, LLC)
  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
     Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
     Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
     Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
     Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
     Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
     Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
     Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)



ING Quantitative Management, Inc. (September 2002 - Dissolved)
  ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
     Quantitative Management, Inc.)
  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
     Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

BOARDS OF DIRECTORS/TRUSTEES


The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Board is comprised of experienced executives who oversee ING Funds' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

Committees


The Board has an Audit Committee whose function is to, among other things, meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. O'Dell and Mr. Obermeyer (collectively the "Independent Trustees"). Ms. Norgaard currently serves as Chairman and Ms. Fighetti currently serves as Vice Chairman of the Committee. The Audit Committee held [ ] meetings during the fiscal year ended December 31, 2003.



The Board has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolios and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any its shareholders. The Contract Committee currently consists of the Independent Trustees. Mr. Koch currently serves as Chairman and Dr. DePrince currently serves as Vice Chairman of the Committee. The Contract Committee held [ ] meetings during the fiscal year ended December 31, 2003.



The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of all the Independent Trustees. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held [ ] meetings during the fiscal year ended December 31, 2003.



The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The identity of the members of the valuation committee consists of any two members of the Board, at least one of whom must be an Independent Trustee. The identity of the members will change from time to time based upon the availability of particular Board members to participate in any particular meeting. The Valuation Committee held [ ] meeting during the fiscal year ended December 31, 2003.



The Board has established a Qualified Legal Compliance Committee for the purposes of receiving, retaining and acting upon reports of evidence of possible material violations of applicable United States federal or state securities laws and breaches of fiduciary duty arising under United States federal or state laws. The Qualified Legal Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O'Dell. Dr. DePrince currently serves as Chairman of the Committee. The Committee meets as needed. The Qualified Legal Compliance Committee held no meetings during the fiscal year ended October 31, 2003.

DIRECTOR/TRUSTEE OWNERSHIP OF SECURITIES



Set forth below is the dollar range of equity securities owned by each Director/Trustee.



                                                                                                              AGGREGATE DOLLAR
                                                                                                       RANGE OF EQUITY SECURITIES IN
                                                                                                         ALL REGISTERED INVESTMENT
                                                                                                       COMPANIES OVERSEEN BY TRUSTEE
                                DOLLAR RANGE OF EQUITY SECURITIES IN THE PORTFOLIO AS OF DECEMBER 31,     IN FAMILY OF INVESTMENT
  NAME OF DIRECTOR/TRUSTEE                              2003(1)                                                 COMPANIES (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    ING
                                  ING VP                         Strategic                   ING VP
                                  Money     ING VP      ING      Allocation  ING Variable  Growth and
                                  Market     Bond     Balanced  Portfolios,   Portfolios,    Income
                                Portfolio  Portfolio  VP, Inc.      Inc.         Inc.      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.
------------------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti
------------------------------------------------------------------------------------------------------------------------------------
Sidney Koch
------------------------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard
------------------------------------------------------------------------------------------------------------------------------------
Edward T. O'Dell
------------------------------------------------------------------------------------------------------------------------------------
Joseph E. Obermeyer
------------------------------------------------------------------------------------------------------------------------------------
J. Scott Fox
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney
------------------------------------------------------------------------------------------------------------------------------------


                  (1)           Dollar range key:

                                A  = None
                                B  = $1 - $10,000
                                C  = $10,001 - $50,000
                                D  = $50,001 - $100,000
                                E. = over $100,000

INDEPENDENT DIRECTOR/TRUSTEE OWNERSHIP OF SECURITIES



Set forth in the table below is information regarding each Independent Director's/Trustee's (and his /her immediate family members) share ownership as of December 31, 2003 in securities of the Portfolios' Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or Principal Underwriter of the Portfolio (not including registered investment companies.



                                 NAME OF OWNERS
          NAME OF              AND RELATIONSHIP TO                                      VALUE OF
      DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE       COMPANY      TITLE OF CLASS     SECURITIES        PERCENTAGE OF CLASS
----------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.
----------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti
----------------------------------------------------------------------------------------------------------------------------
Sidney Koch
----------------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard
----------------------------------------------------------------------------------------------------------------------------
Edward T. O'Dell (1)
----------------------------------------------------------------------------------------------------------------------------
Joseph E. Obermeyer (2)
----------------------------------------------------------------------------------------------------------------------------


         (1)      Mr. O'Dell became a member of the board on June 1, 2002.

         (2)      Mr. Obermeyer became a member of the board on January 1, 2003.

DIRECTOR/ TRUSTEE COMPENSATION



During the year ended December 31, 2003, members of the Board who are also directors, officers or employees of ING or its affiliates were not entitled to any compensation from the Portfolios. For the year ended December 31, 2003, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors/Trustees was entitled to receive pension or retirement benefits.



                                                                                                                           TOTAL
                                                                                                                        COMPENSATION
                                                                                                                          FROM THE
                                           AGGREGATE                                                                     PORTFOLIOS
                          AGGREGATE       COMPENSATION                                                                      AND
                         COMPENSATION       FROM ING                                                                     ING MUTUAL
                           FROM ING        STRATEGIC        AGGREGATE                                     AGGREGATE    FUNDS COMPLEX
                           VARIABLE        ALLOCATION     COMPENSATION      AGGREGATE      AGGREGATE    COMPENSATION      PAID TO
      NAME OF PERSON     PORTFOLIOS,      PORTFOLIOS,      FROM MONEY     COMPENSATION   COMPENSATION    FROM GROWTH     DIRECTORS/
         POSITION            INC.             INC.           MARKET      FROM BALANCED     FROM BOND     AND INCOME       TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Corine Norgaard
Trustee                      $[ ]             $[ ]            $[ ]            $[ ]             $[ ]           $[ ]          $[ ]
------------------------------------------------------------------------------------------------------------------------------------
Sidney Koch                  $[ ]             $[ ]            $[ ]            $[ ]             $[ ]           $[ ]          $[ ]
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti            $[ ]             $[ ]            $[ ]            $[ ]             $[ ]           $[ ]          $[ ]
Trustee
------------------------------------------------------------------------------------------------------------------------------------
David L. Grove (1)           $[ ]             $[ ]            $[ ]            $[ ]             $[ ]           $[ ]          $[ ]
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.      $[ ]             $[ ]            $[ ]            $[ ]             $[ ]           $[ ]          $[ ]
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Edward T. O'Dell
Trustee                      $[ ]             $[ ]            $[ ]            $[ ]             $[ ]           $[ ]          $[ ]
------------------------------------------------------------------------------------------------------------------------------------
Joseph E. Obermeyer          $[ ]             $[ ]            $[ ]            $[ ]             $[ ]           $[ ]          $[ ]
------------------------------------------------------------------------------------------------------------------------------------


(1)      Mr. Grove resigned as a member of the board on March 31, 2003.








* During the fiscal year ended December 31, 2003, Ms. Fighetti, Mr. O'Dell, Dr. DePrince and Mr. Obermeyer deferred $[ ]$[ ], $[ ] and $[ ], respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans Dr. Grove received a payment on March 14, 2002 in the amount of $846,641.12.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.


         To the best knowledge of the Portfolios, the names and addresses of the holders of 25% or more of the outstanding shares of each class of the Portfolios' equity securities as of March 31, 2004, and the percentage of the outstanding shares held by such holders are set forth in the table below. Shares of the Portfolios are issued in connection with investments in variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and qualified pension plans. As of March 31, 2004, separate accounts of the following life insurance companies and/or qualified pension plans owned of record or beneficially 5% or more of the shares of the following Portfolios:



                                                                                 CLASS AND TYPE    PERCENTAGE OF    PERCENTAGE OF
                 FUND                                   ADDRESS                   OF OWNERSHIP         CLASS             FUND
---------------------------------------------------------------------------------------------------------------------------------
ING Strategic Allocation Growth        ING Life Insurance & Annuity Comp.       Beneficial Owner        [ ]%*            [ ]%
                                       151 Farmington Ave TN 41
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------
ING Balanced                           ING Life Insurance & Annuity Comp.       Beneficial Owner        [ ]%*            [ ]%
                                       151 Farmington Ave TN 41
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------
ING Bond                               ING Life Insurance & Annuity Comp.       Beneficial Owner        [ ]%*            [ ]%
                                       151 Farmington Ave TN 41
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------
ING Strategic Allocation Income        ING Life Insurance & Annuity Comp.       Beneficial Owner        [ ]%*            [ ]%
                                       151 Farmington Ave TN 41
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------
ING Growth                             ING Life Insurance & Annuity Comp.       Class I                 [ ]%*            [ ]%
                                       151 Farmington Ave TN 41                 Beneficial Owner
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------
ING Growth & Income                    ING Life Insurance & Annuity Comp.       Beneficial Owner        [ ]%*            [ ]%
                                       151 Farmington Ave TN 41
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------
ING Index Plus LargeCap                ING Life Insurance & Annuity Comp.       Class I                 [ ]%*            [ ]%
                                       151 Farmington Ave TN 41                 Beneficial Owner
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------
ING Index Plus MidCap                  ING Life Insurance & Annuity Comp.       Class I                 [ ]%*            [ ]%
                                       151 Farmington Ave TN 41                 Beneficial Owner
                                       Hartford, CT 06156-0002
---------------------------------------------------------------------------------------------------------------------------------
ING Index Plus SmallCap                ING Life Insurance & Annuity Comp.       Class I                 [ ]%*            [ ]%
                                       151 Farmington Ave TN 41                 Beneficial Owner
                                       Hartford, CT 06156-0002
---------------------------------------------------------------------------------------------------------------------------------
ING International Equity               ING Life Insurance & Annuity Comp.       Class I                 [ ]%*            [ ]%
                                       151 Farmington Ave TN 41                 Beneficial Owner
                                       Hartford, CT 06156-0002
---------------------------------------------------------------------------------------------------------------------------------
ING Strategic Allocation Balanced      ING Life Insurance & Annuity Comp.
                                       151 Farmington Ave TN 41
                                       Hartford, CT 06156-0001                  Beneficial Owner        [ ]%*            [ ]%
---------------------------------------------------------------------------------------------------------------------------------
ING Money Market                       ING Life Insurance & Annuity Comp.       Beneficial Owner        [ ]%*            [ ]%
                                       151 Farmington Ave TN 41
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------
ING Small Company                      ING Life Insurance & Annuity Comp.       Class I                 [ ]%*            [ ]%
                                       151 Farmington Ave TN 41                 Beneficial Owner
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS AND TYPE    PERCENTAGE OF    PERCENTAGE OF
                 FUND                                   ADDRESS                   OF OWNERSHIP         CLASS             FUND
---------------------------------------------------------------------------------------------------------------------------------
ING VP Global Science and Technology   ING Life Insurance & Annuity Comp.       Class I                 [ ]%*            [ ]%
Portfolio                              151 Farmington Ave TN 41                 Beneficial Owner
                                       Hartford, CT 06156-0002
---------------------------------------------------------------------------------------------------------------------------------
ING Value Opportunity                  ING Life Insurance & Annuity Comp.       Class I                 [ ]%*            [ ]%
                                       151 Farmington Ave TN 41                 Beneficial Owner
                                       Hartford, CT 06156-0001
---------------------------------------------------------------------------------------------------------------------------------


* The above entities are indirect wholly owned subsidiaries of ING Groep N.V. ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V.'s principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


As of March 31, 2004, officers and Directors/Trustees owned less than [1%] of the outstanding shares of each Portfolio.


                         INVESTMENT ADVISORY AGREEMENTS


         The investment adviser for the Portfolios is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors/Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("ING Aeltus") as Sub-Adviser to all the Portfolios except VP Global Science and Technology Portfolio; and BlackRock Advisors, Inc. ("BlackRock") as Sub-Adviser to VP Global Science and Technology Portfolio. The Investment Adviser and ING Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



         On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 1, 2002, ING Aeltus served as investment adviser to all the Portfolios (except ING VP Global Science and Technology Portfolio). On that date ING Investments, LLC began serving as investment adviser and ING Aeltus began serving as the Sub-Adviser to each Portfolio (except VP Global Science and Technology Portfolio). BlackRock has served as the Sub-Adviser to VP Global Science and Technology Portfolio since January 1, 2004. Prior to January 1, 2004, AIC Asset Management LLC served as Sub-Adviser.



         The Investment Adviser serves pursuant to an Investment Management Agreement between the Investment Adviser and each Company/Trust. The Investment Management Agreement requires the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios. Pursuant to sub-advisory agreements between ING Investments and the sub-advisers (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to Sub-Advisers for the Portfolios. The Investment Adviser oversees the investment management of the Sub-Advisers for the Portfolios.

         The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio's assets and the purchase or sale of its portfolio securities. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Portfolios for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

         After an initial term through December 31, 2002, the Investment Management Agreement and Sub-Advisory Agreements continue in effect from year to year so long as such continuance is specifically approved at least annually by
(a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors/Trustees who are not parties to the Investment Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

         In connection with each annual approval, the Board is provided with qualitative and quantitative information to assist it in evaluating whether to approve the continuance of the Agreements.


         In approving the Investment Management Agreement through December 31, 2004, the Board considered a number of factors, including, but not limited to:
(1) the short-term and long-term performance of each Portfolio in absolute terms and relative to objective benchmark indexes and other comparable mutual funds;
(2) the nature and quality of the services provided by ING Investments; (3) the fees charged under the Investment Management Agreement for each Portfolio including a comparison to fees paid by other comparable mutual funds; (4) the reasonableness of the compensation paid to ING Investments under the Investment Management Agreement; (5) the profitability to ING Investments and its affiliates; (6) the personnel, capabilities and operations and financial condition of ING Investments; and (7) the expense ratio of each Portfolio in absolute terms and relative to other comparable mutual funds. The Board also reviewed information provided by ING Investments relating to its compliance systems, disaster recovery plans and personal trading policies and internal monitoring procedures. In addition, the Board considered the total services provided by ING Funds Services, LLC, an affiliate of ING Investments, as the administrator for all the Portfolios as well as the fees the administrator receives for such services.






         In reviewing the terms of the Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreement and Sub-Advisory Agreements, the Independent Directors/Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement and Sub-Advisory Agreements are in the interests of the Portfolios and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Portfolio, including the unanimous vote of the Independent Directors/Trustees, approved the Investment Management Agreement and Sub-Advisory Agreements.

         Each Investment Management Agreement may be terminated without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


         As of March 31, 2004, the Investment Adviser had assets under management of almost $ [ ] billion.



         The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Advisers. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month:



                 PORTFOLIO                                ADVISORY FEE*
                 ---------                                -------------
VP Strategic Allocation Growth                                 0.60%
VP Balanced                                                    0.50%
VP Bond                                                        0.40%
VP Strategic Allocation Balanced                               0.60%
VP Growth                                                      0.60%
VP Growth and Income                                0.50% on first $10 billion
                                                     0.45% on next $ 5 billion
                                                      0.425% over $15 billion
VP Index Plus LargeCap                                         0.35%
VP Index Plus MidCap                                           0.40%
VP Index Plus SmallCap                                         0.40%
VP International                                               0.85%
VP Strategic Allocation Income                                 0.60%
VP Money Market                                                0.25%
VP Small Company                                               0.75%
VP Global Science and Technology**                             0.95%
VP Value Opportunity                                           0.60%



         * As a percentage of average daily net assets.



         ** ING Global Science and Technology Portfolio was formerly called ING VP Technology Portfolio.

For the years ended December 31, 2003, 2002, and 2001, investment advisory fees were paid as follows (ING Aeltus was the former investment adviser to the Portfolios prior to March 1, 2002 and is now the current Sub-Adviser):


PERIOD ENDED DECEMBER 31, 2003


                                             TOTAL INVESTMENT                 NET ADVISORY
NAME OF PORTFOLIO                             ADVISORY FEES       WAIVER        FEES PAID
------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth                  $                $              $
------------------------------------------------------------------------------------------
ING VP Balanced
------------------------------------------------------------------------------------------
ING VP Bond
------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced
------------------------------------------------------------------------------------------
ING VP Growth
------------------------------------------------------------------------------------------
ING VP Growth and Income
------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap
------------------------------------------------------------------------------------------
ING VP Index Plus MidCap
------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap
------------------------------------------------------------------------------------------
ING VP International
------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income
------------------------------------------------------------------------------------------
ING VP Money Market
------------------------------------------------------------------------------------------
ING VP Small Company
------------------------------------------------------------------------------------------
ING VP Global Science and Technology*
------------------------------------------------------------------------------------------
ING VP Value Opportunity
------------------------------------------------------------------------------------------



* ING VP Global Science and Technology Portfolio was formerly known as ING VP Technology Portfolio.


PERIOD ENDED DECEMBER 31, 2002


                                             TOTAL INVESTMENT                 NET ADVISORY
NAME OF PORTFOLIO                             ADVISORY FEES       WAIVER        FEES PAID
------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth             $ 1,112,104      $    31,954   $  1,080,150
------------------------------------------------------------------------------------------
ING VP Balanced                                  7,035,470               --      7,035,470
------------------------------------------------------------------------------------------
ING VP Bond                                      4,380,427               --      4,380,427
------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced             1,035,868          126,788        909,080
------------------------------------------------------------------------------------------
ING VP Growth                                    1,457,177               --      1,457,177
------------------------------------------------------------------------------------------
ING VP Growth and Income                        22,825,214               --     22,825,214
------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap                       3,713,180               --      3,713,180
------------------------------------------------------------------------------------------
ING VP Index Plus MidCap                           935,653               --        935,653
------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap                         314,446           36,563        277,883
------------------------------------------------------------------------------------------
ING VP International                               343,690          124,232        219,458
------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income                 757,240          155,321        601,919
------------------------------------------------------------------------------------------
ING VP Money Market                              3,799,976               --      3,799,976
------------------------------------------------------------------------------------------
ING VP Small Company                             2,535,978               --      2,535,978
------------------------------------------------------------------------------------------
ING VP Global Science and Technology*              534,731            4,750        529,981
------------------------------------------------------------------------------------------

ING VP Value Opportunity                         1,344,310               --      1,344,310
------------------------------------------------------------------------------------------



* ING VP Global Science and Technology Portfolio was formerly known as ING VP Technology Portfolio.



FISCAL YEAR ENDED DECEMBER 31, 2001



                                             TOTAL INVESTMENT                 NET ADVISORY
NAME OF PORTFOLIO                             ADVISORY FEES       WAIVER        FEES PAID
-----------------                             -------------       ------        ---------
ING VP Strategic Allocation Growth             $  1,204,732     $         0   $  1,204,732
ING VP Balanced                                   8,206,599               0      8,206,599
ING VP Bond                                       3,518,418               0      3,518,418
ING VP Strategic Allocation Balanced              1,093,804          76,680      1,017,124
ING VP Growth                                     2,149,653               0      2,149,653
ING VP Growth and Income                         31,538,451               0     31,538,451
ING VP Index Plus LargeCap                        4,120,724               0      4,120,724
ING VP Index Plus MidCap                            481,906               0        481,906
ING VP Index Plus SmallCap                          128,794          34,122         94,672
ING VP International                                424,177          50,446        373,731
ING VP Strategic Allocation Income                  771,597         135,407        636,190
ING VP Money Market                               3,523,575               0      3,523,575
ING VP Small Company                              2,240,857               0      2,240,857
ING VP Global Science and Technology*               501,382              25        501,357
ING VP Value Opportunity                          1,058,944               0      1,058,944



* ING VP Global Science and Technology Portfolio was formerly known as ING VP Technology Portfolio.



         The Investment Adviser has entered into expense limitation agreements with the following Portfolios, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which exclude interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolios' Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser) do not exceed the expense limitation shown on the following table:



         For its services, the Administrator is entitled to receive from the Fund a fee at an annual rate of 0.08% of the Fund's average daily net assets. Administrative fees paid by the Fund is as follows:



NAME OF PORTFOLIO                           CLASS I     CLASS S
---------------------------------------------------------------
ING VP Growth                                0.80%       1.05%
---------------------------------------------------------------
ING VP International                         1.15%       1.40%
---------------------------------------------------------------
ING VP Small Company                         0.95%       1.20%
---------------------------------------------------------------
ING VP Value Opportunity                     0.80%       1.05%
---------------------------------------------------------------
ING VP Global Science and Technology         1.15%       1.40%
---------------------------------------------------------------

ING VP Index Plus Large Cap                  0.55%       0.80%
---------------------------------------------------------------
ING VP Index Plus Mid Cap                    0.60%       0.85%
---------------------------------------------------------------
ING VP Index Plus Small Cap                  0.60%       0.85%
---------------------------------------------------------------
ING VP Strategic Allocation Growth           0.75%         NA
---------------------------------------------------------------
ING VP Strategic Allocation Balanced         0.70%         NA
---------------------------------------------------------------
ING VP Strategic Allocation Income           0.65%         NA
---------------------------------------------------------------


         Each Portfolio may at a later date reimburse the Investment Adviser for investment management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.



         The expense limitations are contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of termination of the agreement upon thirty (30) days' prior to the end of the then-current term or upon termination of the Investment Management Agreement. Each Expense Limitation Agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Adviser at its principal place of business.





                             SUB-ADVISORY AGREEMENTS


         The Investment Management Agreement for each Portfolio provides that the Investment Adviser, with the approval of a Portfolio's Board, may select and employ a Sub-Adviser for a Portfolio, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors/Trustees and officers of a Portfolio who are employees of the Investment Adviser or its affiliates and office rent of a Portfolio. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.


         Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio's net asset value; taxes, if any, and the preparation of each Portfolio's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolios under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors/Trustees of the Portfolios who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

         The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors/Trustees, on behalf of a Portfolio, or the shareholders of a Portfolio upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect through December 31, 2003 and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of a Portfolio, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors/Trustees, on behalf of a Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.


         Pursuant to the Sub-Advisory Agreements between the Investment Adviser and ING Aeltus, ING Aeltus acts as Sub-Adviser to all the Portfolios except VP Global Science and Technology Portfolio. In this capacity, ING Aeltus, subject to the supervision and control of the Investment Adviser and the Board, on behalf of the Portfolio, manages the Portfolios' portfolio investments consistently with the Portfolios' investment objectives, and executes any of the Portfolios' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Investment Adviser. ING Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3607. ING Aeltus is a wholly owned subsidiary of ING Groep N.V. As of March 31, 2004 ING Aeltus had assets under management of $[ ].



         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and BlackRock Advisors, Inc. ("BlackRock"), BlackRock serves as Sub-Adviser to ING VP Global Science and Technology Portfolio. BlackRock has served as Sub-Adviser since January 2, 2004. Prior to January 2, 2004 AIC Asset Management LLC served as Sub-Adviser. In this capacity, BlackRock, subject to the supervision and control of the Investment Adviser and the Board, on behalf of the Portfolio, manages the Portfolio's investment portfolio consistently with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. BlackRock's address is 100 Bellevue Parkway, Wilmington, Delaware 19809. Founded in 1994, BlackRock is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment management firms in the U.S. As of March 31, 2004 BlackRock had assets under management of [ ].



         In reaching a decision to engage BlackRock as the Portfolio's sub-adviser, the Board, including a majority of the Independent Directors, compared the Portfolio's performance when managed by the former sub-adviser, AIC, with the performance of portfolios managed by BlackRock that are comparable to the portfolios that employ a new investment strategy. The Board also considered the performance of a peer group of other science and technology sector funds that are comparable to the Portfolio. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the Adviser's view of the reputation of BlackRock; (2) the nature and quality of the services to be provided by BlackRock; (3) the addition of an exclusivity provision in the Sub-Advisory Agreement; (4) the fairness of the compensation under the Sub-Advisory Agreement in light of the services to be provided; (5) BlackRock's track record in managing the risks and volatility inherent in the technology sector; (6) the qualifications of the personnel, portfolio management capabilities and investment methodologies; (7) BlackRock's operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (8) BlackRock's financial condition; (9) the costs for the services to be provided by BlackRock and the fact that these costs will be paid by the Adviser and not directly by the Portfolio; (10) the consistency in investment style and portfolio turnover rates experienced over time by other portfolios managed by BlackRock in accordance with a new investment strategy; (11) the appropriateness of the selection of BlackRock and the employment of a new investment strategy in light of the Portfolio's investment objective and its current and prospective investor base; and (12) BlackRock's Code of Ethics and related procedures for complying therewith. The Board also considered the advisory fee to be retained by ING Investments for its oversight and monitoring services that will be provided to the Portfolio.



         Prior to approving the Sub-Advisory Agreement, the Independent Directors met in several executive sessions with their independent counsel to discuss and consider the Sub-Advisory Agreement, as well as BlackRock. As a part of this process, the Independent Directors reviewed materials provided by BlackRock and by ING Investments regarding BlackRock and its personnel, operations, financial condition, philosophy of management, performance, expectations and methods of operations as they would relate to the Portfolio. In addition, the Independent Directors reviewed and discussed the terms and provisions of the Sub-Advisory Agreement.



         During the course of its deliberations, the Board reached the following conclusions regarding BlackRock and the Sub-Advisory Agreement, among others:
(1) BlackRock is qualified to manage the Portfolio's assets in accordance with its investment objective and policies; (2) a new investment strategy is appropriate for pursuing the Portfolio's investment objective and is consistent with the interests of current and prospective investors in the Portfolio; (3) a new investment strategy would not materially affect the current risk profile of the Portfolio; (4) BlackRock is likely to execute a new investment strategy consistently over time; (5) BlackRock has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the Sub-Advisory Agreement; (6) BlackRock is likely to diversify the Portfolio's portfolio in order to minimize volatility and risk; (7) The exclusivity provisions included in the Sub-Advisory Agreement with respect to the management of other mutual funds with similar investment objectives, policies and restrictions are likely to provide the Portfolio with the opportunity to realize asset growth during the exclusivity period; (8) BlackRock maintains appropriate compliance programs; (9) BlackRock is likely to manage the assets with a turnover rate that is relatively low for a technology sector; and (10) the compensation to be paid under the Sub-Advisory Agreement is fair in relation to the services to be provided by BlackRock.





         For the following Portfolios, as compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets managed during the month:


NAME OF PORTFOLIO                             SUB-ADVISORY FEE*            ASSETS
-----------------                             -----------------            ------
ING VP Growth                                       0.270%                    N/A
ING VP International                                0.383%                    N/A
ING VP Small Company                                0.338%                    N/A
ING VP Value Opportunity                            0.270%                    N/A
ING VP Global Science and Technology**, +           0.500%           On first $200 million

NAME OF PORTFOLIO                             SUB-ADVISORY FEE*            ASSETS
-----------------                             -----------------            ------
                                                    0.450%           On next $300 million
                                                    0.400%             Over $500 Million
ING VP Balanced                                     0.225%                    N/A
ING VP Growth and Income                            0.055%            On first $5 billion
                                                    0.030%              Over $5 billion
ING VP Bond                                         0.180%                    N/A
ING VP Money Market                                 0.113%                    N/A
ING VP Index Plus LargeCap                          0.158%                    N/A
ING VP Index Plus MidCap                            0.180%                    N/A
ING VP Index Plus SmallCap                          0.180%                    N/A
ING VP Strategic Allocation Growth                  0.270%                    N/A
ING VP Strategic Allocation Balanced                0.270%                    N/A
ING VP Strategic Allocation Income                  0.270%                    N/A


         *As a percentage of average daily net assets.


         ** ING VP Global Science and Technology Portfolio was formerly known as ING VP Technology Portfolio.



         +For purposes of calculating fees under this Sub-Advisor Agreement, the assets of the series shall be aggregated with the assets of ING Global Science and Technology Fund, a series of ING Series Fund, Inc., a registered investment company that is not a party to this Sub-Advisor Agreement. The aggregated assets will be applied to the above schedule and the resulting fee shall be prorated back to these two series and their respective Investment Sub-Adviser based on relative net assets.





                       ADMINISTRATIVE SERVICES AGREEMENTS

         ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Portfolios pursuant to Administrative Services Agreements. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Portfolios' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Portfolios under the Custodian Agreements, the transfer agent for the Portfolios under the Transfer Agency Agreements, and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Portfolios. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. The Administrator is an affiliate of the Investment Adviser.


         Prior to April 1, 2002, ING Aeltus provided administrative services to the Portfolios pursuant to administrative agreements. The services provided by ING Aeltus included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV;
(6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board. Since its appointment as Administrator on April 1, 2002, ING Funds Services has provided substantially similar administrative services to the Portfolios pursuant to the Administrative Services Agreements.

For the fiscal years ended December 31, 2003, 2002, and 2001, administrative services fees paid were as follows:



NAME OF PORTFOLIO                          2003       2002         2001
-----------------                          ----       ----         ----
ING VP Strategic Allocation Growth         $       $  111,618   $  150,592
ING VP Balanced                                       850,019    1,230,990
ING VP Bond                                           652,037      659,704
ING VP Strategic Allocation Balanced                  103,849      136,726
ING VP Growth                                         148,122      268,707
ING VP Growth and Income                            2,740,471    4,403,846
ING VP Index Plus LargeCap                            640,921      883,012
ING VP Index Plus MidCap                              137,664       90,357
ING VP Index Plus SmallCap                             45,961       24,149
ING VP International                                   24,565       37,427
ING VP Strategic Allocation Income                     75,781       96,450
ING VP Money Market                                   908,809    1,057,073
ING VP Small Company                                  203,368      224,086
ING VP Global Science and Technology*                  34,412       39,583
ING VP Value Opportunity                              134,503      132,368



         * ING VP Global Science and Technology Portfolio was formerly known as ING VP Technology Portfolio.



         **ING VP Global Science and Technology commenced operations on May 1, 2000. Administrative Services Fees shown are for the period from May 1, 2000 to December 31, 2000.


                                    CUSTODIAN


         will be held by the Bank of New York Company, Inc. One Wall Street, New York, New York 10286, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Trust's portfolio securities.



         The custodian does not participate in determining the investment policies of a Portfolio nor in deciding which securities are purchased or sold by a Portfolio. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.





                                 TRANSFER AGENT

         DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri serves as the transfer agent and dividend-paying agent to the Portfolios.

                              INDEPENDENT AUDITORS

         KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent auditors to the

Portfolios. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.


                                  LEGAL COUNSEL



Legal matters for the Company are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA, 02109.


                              PRINCIPAL UNDERWRITER


         Shares of the Portfolios are offered on a continuous basis. The Portfolios' principal underwriter is ING Funds Distributor, LLC, 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributors, LLC is a Delaware corporation and is an indirect wholly owned subsidiary of ING Groep N.V. and an affiliate of ING. As principal underwriter for each Portfolio, ING Funds Distributor, LLC has agreed to use its best efforts to distribute the shares of each Portfolio thereof.


                       DISTRIBUTION SERVICING ARRANGEMENTS

         Shares are distributed by ING Funds Distributor, LLC. Class S shares of the Portfolios are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.


         ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.


         The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the

Plan. No other interested person of the Portfolios has a financial interest in the Plan.

         In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios' assets and potential continued growth, 2) the services provided to the Portfolios and its shareholders by ING Funds Distributors, LLC, and 3) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.


         The Investment Adviser, Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing ING Funds Distributor, LLC with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Portfolio assets held in omnibus accounts or in customer accounts that designate such firm(s) ad the selling broker-dealer.



         Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the following Portfolios paid to ING Funds Distributor for the fiscal year ended December 31, 2003 were as follows:



         Year ended December 31, 2003



       DISTRIBUTION EXPENSES             CLASS I        CLASS S
       ---------------------             -------        -------
ING VP International Equity
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING VP Growth
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING VP Small Company
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING VP Global Science and Technology*
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING VP Index Plus LargeCap
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING VP Index Plus MidCap
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING VP Index Plus SmallCap
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING VP Value Opportunity
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING VP Bond
Advertising                              $              $
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total



* ING VP Global Science and Technology
Portfolio was formerly called ING VP
Technology Portfolio.





                        PURCHASE AND REDEMPTION OF SHARES


         Shares of a Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in each Portfolio's Prospectuses. The value of shares redeemed may be more or less than the shareholder's costs, depending upon the market value of the portfolio securities at the time of redemption.


         Redemption of shares, or payment, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings, (b) when trading on NYSE is restricted, (c) when an emergency exists, as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, And Christmas Day.

         Shares of the Portfolios are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to Portfolio variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Portfolio. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of these Portfolios for its divisions at net asset value without sales or redemption charges.

         The Portfolios may offer the shares of their Portfolios to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Portfolio would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in the Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

         The Board monitors for possible conflicts among separate accounts (and will do so for Plans) buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or Plan) withdrawing because of a conflict.

         Each Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio's net asset value per share next computed on the day on which the separate account processes such transactions. Each Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio's net asset value per share next computed on the day on which the Portfolio receives the orders.

         Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the contract.

                    BROKERAGE ALLOCATION AND TRADING POLICIES


         Subject to the supervision of each Portfolio's Board and ING Investments, ING Aeltus or BlackRock in the case of ING VP Global Science and Technology Portfolio, has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is the policy of ING Aeltus and BlackRock to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade.



         ING Aeltus or BlackRock, in the case of ING VP Global Science and Technology Portfolio, receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolios and other investment companies, services related to the execution of trades on behalf of a Portfolio and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Portfolio personnel with respect to computerized systems and data furnished to the Portfolios as a component of other research services. ING Aeltus or BlackRock considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. The policy of ING Aeltus and BlackRock in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to ING Aeltus or BlackRock, in the case of ING VP Global Science and Technology Portfolio.



         Research services furnished by brokers through whom the Portfolios effect securities transactions may be used by ING Aeltus or BlackRock in servicing all of their respective accounts; not all such services will be used by ING Aeltus or BlackRock to benefit the Portfolios.



         Consistent with federal law, ING Aeltus or BlackRock may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of each Sub-Adviser as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect that Sub-Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Portfolios.



         The Portfolios have not effected, and have no present intention of effecting, any brokerage transactions in portfolio securities with ING Investments, ING Aeltus, BlackRock or any other affiliated person of the Portfolios.



         A Portfolio and another advisory client of ING Investments, ING Aeltus, or BlackRock or ING Investments, ING Aeltus or BlackRock itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Portfolio and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

Brokerage commissions were paid as follows:


NAME OF PORTFOLIO                             2003        2002          2001
-----------------                             ----        ----          ----
ING VP Strategic Allocation Growth           $        $ 1,093,453   $ 1,073,513
ING VP Balanced                                         4,255,018     2,474,375
ING VP Bond                                                 7,881             0
ING VP Strategic Allocation Balanced                      836,594       767,981
ING VP Growth                                           1,705,310     1,139,855
ING VP Growth and Income                               35,856,006    35,021,567
ING VP Index Plus LargeCap                   $          2,251,123     2,939,455
ING VP Index Plus MidCap                                  701,374       287,293
ING VP Index Plus SmallCap                                328,020        82,932
ING VP International*                                     500,516       498,926
ING VP Strategic Allocation Income                        410,803       399,152
ING VP Money Market                                             0             0
ING VP Small Company                                    5,718,159     1,510,267
ING VP Global Science and Technology*                     238,494       152,139
ING VP Value Opportunity                                2,134,313       770,989






* ING VP Global Science and Technology Portfolio was formerly called ING VP Technology Portfolio.



         [The increase in the aggregate amount of brokerage commissions paid for the fiscal year ended December, 31, 2003 by [_______] can be attributed to [_____].]



         For the fiscal year ended December 31, 2003, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:



COMPANY NAME                                 COMMISSIONS PAID ON TOTAL TRANSACTIONS
------------                                 --------------------------------------
ING VP Growth                                                $[______]
ING VP International                                         $[______]
ING VP Small Company                                         $[______]
ING VP Value Opportunity                                     $[______]
ING VP Global Science and Technology*                        $[______]
ING VP Balanced                                              $[______]
ING VP Growth and Income                                     $[______]
ING VP Bond                                                  $[______]
ING VP Money Market                                          $[______]
ING VP Index Plus LargeCap                                   $[______]
ING VP Index Plus MidCap                                     $[______]
ING VP Index Plus SmallCap                                   $[______]
ING VP Strategic Allocation Growth                           $[______]
ING VP Strategic Allocation Balanced                         $[______]

ING VP Strategic Allocation Income      $[   ]



* ING VP Global Science and Technology Portfolio was formerly called ING VP Technology Portfolio



Fiscal Year ended December 31, 2002:



            COMPANY NAME                      COMMISSIONS PAID ON TOTAL TRANSACTIONS
            ------------                      --------------------------------------
ING VP Growth                                               $   88,483
ING VP International                                        $   30,528
ING VP Small Company                                        $   43,446
ING VP Value Opportunity                                    $  508,128
ING VP Global Science and Technology*                       $      ---
ING VP Balanced                                             $  188,340
ING VP Growth and Income                                    $7,088,163
ING VP Bond                                                 $      ---
ING VP Money Market                                         $      ---
ING VP Index Plus LargeCap                                  $  414,526
ING VP Index Plus MidCap                                    $      ---
ING VP Index Plus SmallCap                                  $      ---
ING VP Strategic Allocation Growth                          $   29,479
ING VP Strategic Allocation Balanced                        $   17,452
ING VP Strategic Allocation Income                          $    6,103



* ING VP Global Science and Technology Portfolio was formerly called ING VP Technology Portfolio



         During the fiscal year ended December 31, 2003, the following Portfolios paid affiliated persons of the Portfolio brokerage commissions as follows:



AFFILIATED    AFFILIATED    TOTAL FUND     % OF      AFFILIATED   FUND TOTAL      % OF
  BROKER       PRINCIPAL    PRINCIPAL    PRINCIPAL   COMMISSION   COMMISSION   COMMISSION




         During the fiscal year ended December 31, 2003, the Portfolios set out below acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2003.



      PORTFOLIO             SECURITY DESCRIPTION             MARKET VALUE
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

                                 CODE OF ETHICS


         The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.


         The Portfolios, ING Investments, ING Funds Distributor, LLC, ING Aeltus and BlackRock each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Portfolio. However, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.



                             PROXY VOTING PROCEDURES



         The Board of Directors of the Portfolios (the "Board") have adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Portfolios, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Portfolio votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the



         ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database ( www.sec.gov).


                                 NET ASSET VALUE

         Securities of the Portfolios are generally valued by independent pricing services, which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Portfolio securities reported on the National Association of Securities Dealers Automated Quotation system ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation day. If there has been no NOCP on that day, the NASDAQ-reported securities will be valued at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

         With respect to any Portfolio that invests in foreign securities, because those securities may be traded on markets that are open on days when the Portfolio does not price its shares, the value of the Portfolio may change even though shareholders may not be permitted to sell or redeem shares. In addition, because substantial time may pass between the time the local market for a security closes and the time a Portfolio prices its shares, intervening events may call into question the reliability of the closing local market price for that security. The Portfolios monitor intervening events that may affect the value of securities held by each Portfolio and, in accordance with procedures adopted by the Board, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect fair value as of the time each Portfolio's shares are priced.

                                   TAX STATUS

         The following is only a limited discussion of certain additional tax considerations generally affecting each Portfolio. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

Qualification as a Regulated Investment Company


         Each Portfolio intends to elect to qualify as a "regulated investment company" ("RIC") under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

         To qualify for treatment as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).


Excise Tax

         Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

         -    98% of the Portfolio's ordinary income for the calendar year;

         - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

         - any undistributed ordinary income or capital gain net income for the prior year.


         The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.


Qualification of Separate Accounts

         Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other RICs. Failure by a Portfolio to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.


         The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

         In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

Foreign Investments

         Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known.

General Summary

         The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

                             PERFORMANCE INFORMATION


         Performance information for each Portfolio including the yield and effective yield of ING VP Money Market Portfolio, the yield of ING VP Bond Portfolio, the dividend yield of ING VP Money Market Portfolio and ING VP Bond Portfolio and the total return of all Portfolios, may appear in reports or promotional literature to current or prospective shareholders.


Money Market Yields


         Current yield for ING VP Money Market Portfolio will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


             Effective Yield = [(Base Period Return + 1)(365/7)] - 1


         The yield and effective yield for ING VP Money Market Portfolio for the seven days ended December 31, 2003 were [ ]% and [ ]%, respectively.


30-Day Yield for Certain Non-Money Market Portfolios


         Quotations of yield for ING VP Bond Portfolio will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:


                        YIELD = 2[(a - b + 1)(6) - 1]/cd

Where:  a =  dividends and interest earned during the period

        b =  the expenses accrued for the period (net of reimbursements)

        c =  the average daily number of shares outstanding during the period

        d =  the maximum offering price per share on the last day of the period

     For purposes of determining net investment income during the period (variable "a" in the formula), interest earned on debt obligations held by the Portfolio is calculated each day during the period according to the formulas below, and then added together for each day in the period:

     - Certain mortgage-backed, asset-backed and CMO securities: Generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day's pro-rata share of the most recent paydown gain or loss from the security;

     - Other debt obligations: Generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligation (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.


For the 30-day period ended December 31, 2003:



 PORTFOLIO                               YIELD
 ---------                               -----
ING VP Bond                              [  ]%


Average Annual Total Return

         Quotations of average annual total return for any Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

                               P(1 + T)(n) = ERV

Where:       P =    a hypothetical initial payment of $1,000

             T =    an average annual total return

             n =    the number of years

             ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).


         All total return figures reflect the deduction of Portfolio expenses (an on annual basis), and assume that all dividends and distributions on shares are reinvested when paid.



         On July 16, 2001, the existing shares of the following eight series:
ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International, ING VP ING VP Small Company, ING VP Global Science and Technology and ING VP Value Opportunity Portfolios were redesignated as Class I Shares and a new class of shares, Class S shares was introduced; of the new eight series introduced for Class S Shares the following four Class S shares are offered to the public, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, and ING VP Value Opportunity Portfolios. On November 1, 2001, the existing shares of ING VP Strategic Allocation Growth, ING VP Strategic Allocation Balanced and ING VP Strategic Allocation Income Portfolios were redesignated as Class R Shares and a new class of shares, Class S, was introduced. On May 1, 2002 the existing shares of ING VP Balanced, ING VP Bond, ING VP Growth and Income, and ING VP Money Market Portfolios were redesignated as Class R shares and a new class of shares, Class S, was introduced. Effective May 1, 2004, the Class R shares were redesignated as Class I shares.



For periods prior to the Class S inception date, Class S performance is derived from the historical performance of Class I shares, adjusted to reflect the Class S shares' 0.25% Rule 12b-1 distribution fee. Performance information will be computed separately for each class. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



TOTAL RETURN QUOTATIONS AS OF DECEMBER 31, 2003

CLASS I (FORMERLY CLASS R)



                                                                                                SINCE            INCEPTION
            PORTFOLIO NAME                     1 YEAR         5 YEARS        10 YEARS         INCEPTION             DATE
ING VP Strategic Allocation Growth              [ ]%            [ ]%            NA               [ ]%             07/05/95
ING VP Balanced                                 [ ]%            [ ]%           [ ]%              [ ]%             04/03/89
ING VP Bond                                     [ ]%            [ ]%           [ ]%              [ ]%             05/23/73
ING VP Strategic Allocation Balanced            [ ]%            [ ]%            NA               [ ]%             07/05/95
ING VP Growth                                   [ ]%            [ ]%            NA               [ ]%             12/13/96
ING VP Growth and Income                        [ ]%            [ ]%           [ ]%              [ ]%             12/31/79
ING VP Index Plus LargeCap                      [ ]%            [ ]%            NA               [ ]%             09/16/96
ING VP Index Plus MidCap                        [ ]%            [ ]%            NA               [ ]%             12/16/97
ING VP Index Plus SmallCap                      [ ]%            [ ]%            NA               [ ]%             12/19/97
ING VP International                            [ ]%            [ ]%            NA               [ ]%             12/22/97
ING VP Strategic Allocation Income              [ ]%            [ ]%            NA               [ ]%             07/05/95
ING VP Money Market                             [ ]%            [ ]%           [ ]%              [ ]%             01/01/80
ING VP Small Company                            [ ]%            [ ]%            NA               [ ]%             12/27/96
ING VP Global Science and Technology            [ ]%             NA             NA               [ ]%             05/01/00
ING VP Value Opportunity                        [ ]%            [ ]%            NA               [ ]%             12/13/96



CLASS S (1)



                                                                                                SINCE            INCEPTION
            PORTFOLIO NAME                     1 YEAR         5 YEARS        10 YEARS         INCEPTION             DATE
ING VP Strategic Allocation Growth              [ ]%            [ ]%            N/A              [ ]%             07/05/95
ING VP Balanced                                 [ ]%            [ ]%            [ ]%             N/A                   N/A
ING VP Bond(2)                                  N/A             N/A             N/A              [ ]%            05/23/73
ING VP Strategic Allocation Balanced            [ ]%            [ ]%            N/A              [ ]%             07/05/95
ING VP Growth(3)                                [ ]%            N/A             N/A              [ ]%             12/13/96
ING VP Growth and Income                        [ ]%            [ ]%            [ ]%             N/A                   N/A
ING VP Index Plus LargeCap(4)                   [ ]%            N/A             N/A              [ ]%             09/16/96
ING VP Index Plus MidCap(4)                     [ ]%            N/A             N/A              [ ]%             12/16/97
ING VP Index Plus SmallCap(4)                   [ ]%            N/A             N/A              [ ]%             12/19/97
ING VP International(3)                         [ ]%            N/A             N/A              [ ]%             12/22/97
ING VP Strategic Allocation Income              [ ]%            [ ]%            N/A              [ ]%             07/05/95
ING VP Money Market                             [ ]%            [ ]%            [ ]%             N/A                   N/A
ING VP Small Company(3)                         [ ]%            N/A             N/A              [ ]%             12/27/96
ING VP Global Science and Technology(3)         [ ]%            N/A             N/A              [ ]%             05/01/00
ING VP Value Opportunity(4)                     [ ]%            N/A             N/A              [ ]%             12/13/96



(1) Because Class S are new, the performance for Class S shares are based upon the performance of Class I shares, adjusted to reflect the higher gross total operating expenses of Class S shares as described above.

(2)      Class S shares of this Portfolio commenced operations on May 3, 2002

(3) Class S shares of this Portfolio commenced operations on November 1, 2001.

(4)      Class S shares of this Portfolio commenced operations on July 16, 2001.


         Performance information for a Portfolio may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Composite Stock Price Index, the Russell 2000 Index, the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government Bond Index, Merrill Lynch High Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio.


                              FINANCIAL STATEMENTS


         The Financial Statements and the independent auditors' reports thereon, appearing in each Portfolio's Annual Report for the period ending December 31, 2003, are incorporated by reference in this Statement. Each Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.

                                   APPENDIX A

                                    ING FUNDS



                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 29, 2003
                          As amended September 24, 2003



I.       INTRODUCTION



The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors (1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors (2) of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures at its discretion, and make any revisions thereto as deemed appropriate by the Board.



II.      DELEGATION OF VOTING AUTHORITY



The Board hereby delegates to ING Investments, LLC (the "Adviser") the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.



When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.



III.     APPROVAL AND REVIEW OF PROCEDURES



The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.



Any material changes to the Adviser's proxy voting procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.


-------------------------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.


(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the 1940 Act.

IV.      VOTING PROCEDURES AND GUIDELINES



THE GUIDELINES THAT ARE SET FORTH IN EXHIBIT 4 HERETO SPECIFY THE MANNER IN WHICH THE FUNDS GENERALLY WILL VOTE WITH RESPECT TO THE PROPOSALS DISCUSSED THEREIN.



Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser's proxy procedures.



         A.       Routine Matters



                    The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



         B.       Matters Requiring Case-by-Case Consideration



                    The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



                    Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



                    The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



             1.   Votes in Accordance with Agent Recommendation



                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



             2.   Non-Votes



                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



              3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will request that each member of the Proxy Group and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined the Adviser's proxy voting procedures), in substantially the form attached hereto as Exhibit 2.



                  If Counsel determines that a conflict of interest appears to exist with respect to any of member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable. Cases in which any member of the Proxy Group or an Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist.



             If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.



V.       CONFLICTS OF INTEREST



         In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote in accordance with the Guidelines, or the Agent's recommendation, where applicable, so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.



VI.      REPORTING AND RECORD RETENTION



         A.       Reporting by the Funds



                  Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.



         B.       Reporting to the Boards



                  At each regularly scheduled meeting, the Board will receive a report from the adviser's Proxy Coordinator indicating each proxy proposal (1) that was voted contrary to the Guidelines or the recommendation of the Agent, if applicable; and (2) for which the Proxy Group initially recommended a vote contrary to the Guidelines, or the recommendation of the Agent where applicable, but which was ultimately voted in accordance with the Guideline or the recommendation of the Agent in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending a vote, contrary to the Guidelines or the recommendation of the Agent, if applicable.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES



                         ING VP BALANCED PORTFOLIO, INC.
                    ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
                                  ING GET FUNDS
                              ING VP BOND PORTFOLIO
                          ING VP MONEY MARKET PORTFOLIO
                               ING VARIABLE FUNDS
                          ING VARIABLE PORTFOLIOS, INC.
                              ING SERIES FUND, INC.



Effective: July 29, 2003

                                    EXHIBIT 2



                                     TO THE



                                    ING FUNDS
                             PROXY VOTING PROCEDURES



                            FORM OF CONFLICTS REPORT

FORM OF CONFLICT OF INTEREST REPORT - PROXY GROUP MEMBERS
PROXY VOTING OF THE ING FUNDS



ISSUER:
MEETING DATE:



1. To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal?



   EXPLANATION:                                                     YES    NO
                                                                    [ ]    [ ]



2. To your knowledge, (1) does any ING Entity have a material business relationship with the Issuer or (2) is any ING Entity actively seeking to have a material business relationship with the Issuer?



   EXPLANATION:                                                      YES    NO
                                                                     [ ]    [ ]



3. Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.



   EXPLANATION:                                                     YES     NO
                                                                    [ ]     [ ]



4. Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?



   EXPLANATION:                                                      YES    NO
                                                                     [ ]    [ ]



NAME:                                                DATE:



CERTIFICATION: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.



Definitions:



AFFILIATE means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the issuer; (B) any company 5 % or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the issuer; (D) any officer, director, partner, copartner, or employee of the issuer; (E) if the issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the issuer is an unincorporated investment company not having a board of directors, the depositor thereof.



ING ENTITY means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC., ING Funds Distributor, LLC, Aeltus Investment Management, Inc., ING Investment Management Americas, Directed Services, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC.



ISSUER includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, subsidiary or parent, or company under common control.



MATERIAL BUSINESS RELATIONSHIP means (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the ISSUER.



** Please fax or email to Karla Bos at 480-477-2744 or karla.bos@ingfunds.com **

                                    EXHIBIT 3



                                     TO THE



                                    ING FUNDS



                             PROXY VOTING PROCEDURES



                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY



                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                           As amended August 21, 2003



I.       INTRODUCTION



ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to proxies for the Funds over which they have day-to-day portfolio management responsibility.



The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.



In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.



Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES



         A.       Proxy Coordinator



         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.



         B.       Agent



         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.



         The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.



         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.



         C.       Proxy Group



         The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.



         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.



         A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.



         For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
         (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.



         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.



         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.



         D.       Investment Professionals



         The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.



III.     VOTING PROCEDURES



         A. IN ALL CASES, THE ADVISER SHALL FOLLOW THE VOTING PROCEDURES AS SET FORTH IN THE PROCEDURES AND GUIDELINES OF THE FUND ON WHOSE BEHALF THE ADVISER IS EXERCISING DELEGATED AUTHORITY TO VOTE.



         B.       Routine Matters



         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



         C.       Matters Requiring Case-by-Case Consideration



         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.



                  1. Votes in Accordance with Agent Recommendation



                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



                  2. Non-Votes



                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



                  3. Votes Contrary to Procedures and Guidelines, or Agent
                      Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the

                  Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.



                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.



IV.      CONFLICTS OF INTEREST



         In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.



         For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.



         The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.



V.       REPORTING AND RECORD RETENTION



         The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                    APPENDIX
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES



PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



      NAME                               TITLE OR AFFILIATION
      ----                               --------------------
Stanley D. Vyner           Chief Investment Risk Officer and Executive Vice
                           President of ING Investments, LLC

Karla J. Bos               Acting Proxy Coordinator

Kimberly A. Anderson       Senior Vice President, ING Investments, LLC

Maria Anderson             Assistant Vice President - Manager Fund Compliance of
                           ING Funds Services, LLC

Michael J. Roland          Executive Vice President and Chief Financial Officer
                           of ING Investments, LLC

J. David Greenwald         Vice President - Fund Compliance of ING Fund
                           Services, LLC

Megan L. Dunphy, Esq.      Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.    Counsel, ING Americas US Legal Services

                                    EXHIBIT 4



                                     TO THE



                                    ING FUNDS



                             PROXY VOTING PROCEDURES



                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 29, 2003
                          As amended September 24, 2003



I.       INTRODUCTION



The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.



Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.



The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives.



II.      GUIDELINES



The following Guidelines are grouped according to the types of proposals generally presented to shareholders: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.



In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

                             PROPOSAL                                             GUIDELINES
                             --------                                             ----------
THE BOARD OF DIRECTORS

Voting on director nominees in uncontested elections                            Case-by-Case

Separating Chairman and CEO                                                     Case-by-Case

Shareholder proposals seeking a majority of independent directors                   For

Shareholder proposals asking that board audit, compensation, and/or                 For
nominating committees be composed exclusively of independent directors

Shareholder proposals requiring directors to own a minimum amount of company    Case-by-Case
stock in order to qualify as a director or to remain on the board

Term of Office

     -    Shareholder proposals to limit the tenure of outside directors           Against

Age Limits

     -    Shareholder proposals to impose a mandatory retirement age for            For
          outside directors

Director and Officer Indemnification and Liability Protection                   Case-by-Case

     -    Limit or eliminate entirely directors' and officers' liability for       Against
          monetary damages for violating the duty of care

     -    Proposals that would expand coverage beyond just legal expenses to       Against
          acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness

     -    Proposals providing such expanded coverage in cases when a                For
          director's or officer's legal defense was unsuccessful if:

          (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

          (2)  Only if the director's legal expenses would be covered

PROXY CONTESTS

Voting for director nominees in contested elections                             Case-by-Case

Reimburse proxy solicitation expenses                                           Case-by-Case

AUDITORS

Ratifying Auditors                                                                  For

Non-Audit Services

                             PROPOSAL                                             GUIDELINES
                             --------                                             ----------
     -    Approval of auditors when total non-audit fees exceed the total of    Case-by-Case
          audit fees, audit-related fees and permissible tax fees

Auditor Independence

     -    Shareholder proposals asking companies to prohibit their auditors     Case-by-Case
          from engaging in non-audit services or capping the level of non-audit services

Audit Firm Rotation

     -    Shareholder proposals asking for mandatory audit firm rotation          Against

PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

     -    Proposals to classify                                                   Against

     -    Proposals to repeal classified boards and to elect all directors          For
          annually

Shareholder Ability to Remove Directors

     -    Proposals that provide that directors may be removed only for cause     Against

     -    Proposals to restore shareholder ability to remove directors with         For
          or without cause

     -    Proposals that provide that only continuing directors may elect         Against
          replacement to fill board vacancies

     -    Proposals that permit shareholders to elect directors to fill board       For
          vacancies

Cumulative Voting

     -    Proposals to eliminate cumulative voting                                Against

     -    Proposals to restore or permit cumulative voting                      Case-by-Case

Shareholder Ability to Call Special Meetings

     -    Proposals to restrict or prohibit shareholder ability to call           Against
          special meetings

     -    Proposals that remove restrictions on the right of shareholders to        For
          act independently of management

Shareholder Ability to Act by Written Consent

     -    Proposals to restrict or prohibit shareholder ability to take           Against
          action by written consent

     -    Proposals to allow or make easier shareholder action by written           For
          consent

                             PROPOSAL                                             GUIDELINES
                             --------                                             ----------

Shareholder Ability to Alter the Size of the Board

     -    Proposals that seek to fix the size of the board                      Case-by-Case

     -    Proposals that give management the ability to alter the size of the     Against
          board without shareholder approval

TENDER OFFER DEFENSES

Poison Pills

     -    Proposals that ask a company to submit its poison pill for                For
          shareholder ratification

     -    Shareholder Proposals to redeem a company's poison pill               Case-by-Case

     -    Management Proposals to ratify a poison pill                          Case-by-Case

Fair Price Provisions

     -    Proposals to adopt fair price provisions                              Case-by-Case

     -    Fair price provisions with shareholder vote requirements greater        Against
          than a majority of disinterested shares

Greenmail

     -    Proposals to adopt antigreenmail charter or bylaw amendments or           For
          otherwise restrict a company's ability to make greenmail payments

     -    Antigreenmail proposals when they are bundled with other charter or   Case-by-Case
          bylaw amendments

Pale Greenmail                                                                  Case-by-Case

Unequal Voting Rights

     -    Dual-class exchange offers                                              Against

     -    Dual-class recapitalizations                                            Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

     -    Management proposals to require a supermajority shareholder to          Against
          approve charter and bylaw amendments

     -    Shareholder proposals to lower supermajority shareholder vote             For
          requirements for charter and bylaw amendments

Supermajority Shareholder Vote Requirement to Approve Mergers

     -    Management proposals to require a supermajority shareholder vote to     Against
          approve mergers and other significant business combinations

                             PROPOSAL                                             GUIDELINES
                             --------                                             ----------
     -    Shareholder proposals to lower supermajority shareholder vote             For
          requirements for mergers and other significant business combinations

White Squire Replacements                                                           For

MISCELLANEOUS GOVERNANCE PROVISIONS

Shareholder proposals to adopt confidential voting, use independent                 For
tabulators, and use independent inspectors of election

Management proposals to adopt confidential voting                                   For

Equal Access

     -    Shareholder proposals that would allow significant company                For
          shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board

Bundled or "Conditioned" Proxy Proposals                                        Case-by-Case

Shareholder Advisory Committees                                                 Case-by-Case

CAPITAL STRUCTURE

Common Stock Authorization

     -    Proposals to increase the number of shares of common stock, taking    Case-by-Case
          into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders' proportionate interest

     -    Proposals to increase the number of authorized shares of the class       Against
          of stock that has superior voting rights in companies that have dual-class capitalization structures

Stock Distributions: Splits and Dividends

     -    Management proposals to increase common share authorization for a         For
          stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns

Reverse Stock Splits

     -    Management proposals to implement a reverse stock split when the          For
          number of shares authorized for issue is proportionately reduced

     -    Proposals to implement a reverse stock split that do not              Case-by-Case
          proportionately reduce the number of shares of authorized for issue

Preferred Stock

                             PROPOSAL                                             GUIDELINES
                             --------                                             ----------
     -    Proposals authorizing the creation of new classes of preferred          Against
          stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock)

     -    Proposals to create blank check preferred stock in cases where the        For
          company expressly states that the stock will not be used as a takeover defense

     -    Proposals to authorize preferred stock in cases where the company         For
          specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

     -    Proposals to increase the number of blank check preferred shares      Case-by-Case
          after analyzing the number of preferred shares available for issue given a company's industry performance in terms of shareholder returns

Shareholder proposals to have blank check preferred stock placements, other         For
than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification

Management Proposals to Reduce the Par Value of Common Stock                        For

Shareholder Proposals that Seek Preemptive Rights                               Case-by-Case

Debt Restructuring                                                              Case-by-Case

Share Repurchase Programs                                                           For

Tracking Stock                                                                  Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Management Proposals Seeking Approval to Reprice Options                        Case-by-Case

Director Compensation                                                           Case-by-Case

Employee Stock Purchase Plans                                                   Case-by-Case

OBRA-Related Compensation Proposals

     -    Amendments that Place a Cap on Annual Grants or Amend                     For
          Administrative Features

     -    Amendments to Add Performance-Based Goals                                 For

     -    Amendments to Increase Shares and Retain Tax Deductions Under OBRA    Case-by-Case

     -    Approval of Cash or Cash-and-Stock Bonus Plan                             For

Shareholder Proposals to Limit Executive and Director Pay

     -    Proposals that seek additional disclosure of director pay                 For
          information

                             PROPOSAL                                             GUIDELINES
                             --------                                             ----------
     -    Proposals that seek additional disclosure of executive pay                For
          information

     -    All other proposals that seek to limit executive and director pay     Case-by-Case

Golden and Tin Parachutes

     -    Shareholder proposals to have golden and tin parachutes submitted         For
          for shareholder ratification

     -    All proposals to ratify or cancel golden or tin parachutes            Case-by-Case

Employee Stock Ownership Plans (ESOPs)                                              For

401(k) Employee Benefit Plans                                                       For

Shareholder proposals to expense stock options, unless company has already          For
publicly committed to expensing options by a specific date

STATE OF INCORPORATION

Voting on State Takeover Statutes                                               Case-by-Case

Voting on Reincorporation Proposals                                             Case-by-Case

MERGERS AND CORPORATE RESTRUCTURINGS

Mergers and Acquisitions                                                        Case-by-Case

Corporate Restructuring                                                         Case-by-Case

Spinoffs                                                                        Case-by-Case

Asset Sales                                                                     Case-by-Case

Liquidations                                                                    Case-by-Case

Appraisal Rights                                                                    For

Changing Corporate Name                                                             For

Adjournment of Meeting

     -    Proposals to adjourn a meeting when the primary proposal is also          For
          voted FOR

MUTUAL FUND PROXIES

Election of Directors                                                           Case-by-Case

Converting Closed-end Fund to Open-end Fund                                     Case-by-Case

Proxy Contests                                                                  Case-by-Case

Investment Advisory Agreements                                                  Case-by-Case

Approving New Classes or Series of Shares                                           For

Preferred Stock Proposals                                                       Case-by-Case

1940 Act Policies                                                               Case-by-Case

                             PROPOSAL                                             GUIDELINES
                             --------                                             ----------
Changing a Fundamental Restriction to Nonfundamental Restriction                Case-by-Case

Change Fundamental Investment Objective to Nonfundamental                       Case-by-Case

Name Rule Proposals                                                             Case-by-Case

Disposition of Assets/Termination/Liquidation                                   Case-by-Case

Changes to the Charter Document                                                 Case-by-Case

Changing the Domicile of a Fund                                                 Case-by-Case

Change in Fund's Subclassification                                              Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder         For
Approval

Distribution Agreements                                                         Case-by-Case

Master-Feeder Structure                                                             For

Mergers                                                                         Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement                 Against

Reimburse Shareholder for Expenses Incurred                                     Case-by-Case

Terminate the Investment Advisor                                                Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES                                                 Case-by-Case

                           ING VARIABLE PORTFOLIOS INC.
                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)     (1) Articles of Incorporation dated May 31, 1996 - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

        (2) Articles of Amendment dated October 15, 1996 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

        (3) Articles Supplementary dated October 28, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant's Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

        (4) Articles of Amendment dated April 6, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant's Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

        (5) Articles of Amendment dated April 1, 1999 - Filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Form N-1A Registration Statement on April 27, 1999 and incorporated herein by reference.

        (6) Articles Supplementary dated February 9, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Form N-1A Registration Statement on April 25, 2000 and incorporated herein by reference.

        (7) Articles of Amendment dated June 8, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Form N-1A Registration Statement on July 13, 2001 and incorporated herein by reference.

        (8) Articles Supplementary dated June 8, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Form N-1A Registration Statement on July 13, 2001 and incorporated herein by reference.

        (9) Form of Articles Supplementary dated August 12, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(b) Amended and Restated Bylaws - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 26, 2001 and incorporated herein by reference.

(c) Instruments Defining Rights of Holders - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(d)     (1) Investment Management Agreement between the ING Investments, LLC and
            Aetna

            Variable Portfolios, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

        (2) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

        (3) Sub-Advisory Agreement between ING Investments, LLC and AIC Asset Management, LLC dated August 29, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

        (4) Expense Limitation Agreement between ING Investments, LLC and Aetna Variable Portfolios, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(e) Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(f) Directors' Deferred Compensation Plan effective September 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant's Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

(g) (1) Form of Custodian and Investment Accounting Agreement between State Street Bank and Trust Company and ING Variable Portfolios, Inc., on behalf of all Portfolios except International VP - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

        (2) Form of Custody Agreement between Brown Brothers Harriman and Company and ING Variable Portfolios, Inc. on behalf of International
            - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

        (3) Form of Recordkeeping Agreement between Brown Brothers Harriman and Company and ING Variable Portfolios, Inc. on behalf of International VP - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(h)     (1) Administration Agreement between ING Funds Services, LLC and Aetna
            Variable Portfolios, Inc. dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

        (2) License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the

            Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(i) Consent of Counsel - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(j) Consent of Independent Auditors - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(k)      N/A

(l)     (1) Agreement re: Initial Contribution to Working Capital for Value VP,
            Growth VP, Large Cap VP and Small Company VP - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

        (2) Agreement re: Initial Contribution to Working Capital for MidCap VP, Small Cap VP and International VP - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(m) Amended and Restated Distribution Plan for Class S shares dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(n) Multiple Class Plan effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(o)      N/A

(p)     (1) ING Group of Funds and Advisers Code of Ethics - Filed as an Exhibit
            to Post- Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

        (2) Aeltus Investment Management, Inc. Code of Ethics Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Form N-1A Registration Statement on April 5, 2001 and incorporated herein by reference.

        (3) Elijah Asset Management, LLC Code of Ethics effective June 15, 2000
            - Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Form N-1A Registration Statement on August 1, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         ING Variable Portfolios, Inc. is a Maryland corporation for which separate financial statements are filed. As of March 31, 2003, ING Life Insurance and Annuity Company (ILIAC), and its affiliates, had the following interest in the portfolios of ING Variable Portfolios, Inc., through direct ownership or through one of ILIAC's separate accounts:

                                     % ILIAC

Portfolio                                            Class R           Class S

ILIAC is an indirect wholly owned subsidiary of ING Groep N.V.

A list of all persons directly or indirectly under common control with ING Variable Portfolios, Inc. is incorporated herein by reference to Item 26 of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

ITEM 25. INDEMNIFICATION

         Article 10, Section (iv) of ING Variable Portfolios, Inc.'s Articles of Incorporation, as amended, provides the following:

         (iv) Indemnification. The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

         (a) Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation's request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

         (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (c) No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         (d) The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

                  (1) by a majority vote of a quorum of non-party Directors who are not "interested" persons of the Corporation (as defined in the 1940 Act), or

                  (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

         (f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

                  (1) the indemnitee provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances or (3) a majority of a quorum of non-party Directors who are not "interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

         (g) Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph
         (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

         In addition, ING Variable Portfolios, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

         Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of AIC Asset Management, LLC, subadviser to Technology VP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AIC in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-56227) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

         (a) ING Funds Distributor, LLC (formerly, ING Funds Distributor, Inc.) is the principal underwriter for ING VP Balanced Portfolio, Inc., ING Advisory Funds, Inc., ING Corporate Leaders Trust Fund, ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Funds Trust, ING Strategic Allocation Portfolios, Inc., ING GET Fund, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Series Fund, Inc., ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Bond Portfolio, ING Variable Funds, ING VP Money Market Portfolio, and USLICO Series Fund.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Variable Portfolios, Inc., (b) the Investment Adviser, (c) the Distributor, (d) each Custodian, (e) the Transfer Agent, (f) each Sub-Adviser. The address of each is as follows:

         (a)      ING Variable Portfolios, Inc.
                  7337 East Doubletree
                  Ranch Rd. Scottsdale, Arizona 85258

         (b)      ING Investments, LLC
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona 85258

         (c)      ING Funds Distributor, LLC
                  7337 East Doubletree Ranch
                  Rd. Scottsdale, Arizona 85258

         (d)      (1)      State Street Bank and Trust Company
                           801 Pennsylvania Avenue
                           Kansas City, Missouri 64105

                  (2)      Brown Brothers Harriman and Company
                           40 Water Street
                           Boston, Massachusetts 02109

                  (3)      Bank of New York
                           100 Church Street
                           New York, New York 10286

         (e)      DST Systems, Inc. P.O. Box 419386

                  Kansas City, Missouri 64141

         (f)      (1)      Aeltus Investment Management, Inc. (All
                           Portfolios except ING VP Global Science and
                           Technology Portfolio) 10 State House Square Hartford,
                           Connecticut 06103-3602

                  (2)      BlackRock Advisor's, Inc. (ING Global
                           Science and Technology Portfolio) 40 East
                           52nd Street
                           New York, N.Y. 10022

ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 20th day of February, 2004.

                                                   ING VARIABLE PORTFOLIOS, INC.

                                                        By:/s/ Theresa K. Kelety
                                                --------------------------------
                                                               Theresa K. Kelety
                                                                       Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   SIGNATURE                                      TITLE                                        DATE
-----------------                                --------                                     ------
----------------------------        President and Director                      February 20, 2004
J. Scott Fox*                       (Principal Executive Officer)

----------------------------        President, Chief Executive                  February 20, 2004
James M. Hennessy*                  Officer and Chief Operating Officer

----------------------------        Senior Vice President and                   February 20, 2004
Michael J. Roland*                  Principal Financial Officer

----------------------------        Director                                    February 20, 2004
Albert E. DePrince Jr.*

----------------------------        Director                                    February 20, 2004
Maria T. Fighetti*

----------------------------        Director                                    February 20, 2004
Sidney Koch*

----------------------------        Director                                    February 20, 2004
Corine T. Norgaard*

----------------------------        Director                                    February 20, 2004
Thomas J. McInerney*

----------------------------        Director                                    February 20, 2004
Joseph E. Obermeyer*

----------------------------        Director                                    February 20, 2004
Edward O'Dell*

*By: /s/ Theresa K. Kelety
-------------------------------------
         Theresa K. Kelety
         Attorney-in-Fact**

**       Powers of attorney for J. Scott Fox, James M. Hennessy, Michael J.
Roland and each Director are attached hereto.

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ Albert E. DePrince
---------------------------------
Albert E. DePrince, Jr., Director

                                POWER OF ATTORNEY

The undersigned officer constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ James M. Hennessy
---------------------------------
James M. Hennessy
President and Chief Executive Officer

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ Maria T. Fighetti
---------------------------------
Maria T. Fighetti, Director

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ J. Scott Fox
---------------------------------
J. Scott Fox, Director

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ Sidney Koch
---------------------------------
Sidney Koch, Director

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ Edward T. O'Dell
---------------------------------
Edward T. O'Dell, Director

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ Corine T. Norgaard
---------------------------------
Corine T. Norgaard, Director

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ Joseph Obermeyer
---------------------------------
Joseph Obermeyer, Director

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ Michael J. Roland
---------------------------------
Michael J. Roland
Executive Vice President and
Principal Financial Officer

                                POWER OF ATTORNEY

The undersigned Director constitutes and appoints Huey P. Falgout, Jr., Theresa
K. Kelety, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                                                                       INVESTMENT COMPANY
                                                      SECURITIES ACT OF 1933               ACT OF 1940
ING VP Balanced Portfolio, Inc.                              33-27247                       811-5773
ING Strategic Allocation Portfolios, Inc.                    33-88334                       811-8934
ING Series Fund, Inc.                                        33-41694                       811-6352
ING Variable Portfolios, Inc.                               333-05173                       811-7651
ING GET Fund                                                 33-12723                       811-5062
ING VP Bond Portfolio                                         2-47232                       811-2361
ING VP Money Market Portfolio                                 2-53038                       811-2565
ING Variable Funds                                            2-51739                       811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of the 24th day of September, 2003.

/s/ Thomas J. McInerney
---------------------------------
Thomas J. McInerney, Director

                                  EXHIBIT INDEX

       EXHIBIT NUMBER                                           EXHIBIT DESCRIPTION
       --------------                                           -------------------
                                                                       None
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------